UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: May 31, 2014

*	This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. MFS Managed Wealth Fund had not commenced investment operations as of the period ended May 31, 2014. The remaining series of the Registrant have a fiscal year end of July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

May 31, 2014

MFS® EMERGING MARKETS EQUITY FUND

FEM-ANN

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Kia Motors Corp.	2.9%
Naspers Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.7%
Housing Development Finance Corp. Ltd.	2.7%
Cognizant Technology Solutions Corp., “A”	2.7%
MediaTek, Inc.	2.0%
Kasikornbank PLC, NVDR	1.9%
Li & Fung Ltd.	1.9%
SABMiller PLC	1.7%

Equity sectors
Financial Services	23.9%
Technology	15.2%
Retailing	8.9%
Energy	8.1%
Utilities & Communications	8.0%
Autos & Housing	7.2%
Consumer Staples	6.0%
Special Products & Services	5.9%
Leisure	5.6%
Basic Materials	3.8%
Industrial Goods & Services	2.5%
Health Care	2.2%
Transportation	1.5%

Issuer country weightings (x)
Brazil	12.4%
Taiwan	11.6%
China	10.1%
South Korea	9.7%
Hong Kong	7.5%
India	6.8%
Mexico	6.7%
Russia	5.5%
South Africa	5.3%
Other Countries	24.4%

Currency exposure weightings (y)
Hong Kong Dollar	17.9%
Brazilian Real	12.4%
Taiwan Dollar	11.6%
South Korean Won	9.7%
Indian Rupee	6.8%
Mexican Peso	6.7%
United States Dollar	6.6%
Russian Ruble	5.5%
South African Rand	5.3%
Other Currencies	17.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Emerging Markets Equity Fund (“fund”) provided a total return of –0.15%, at net asset value. This compares with a return of 4.61% for the fund’s benchmark, the MSCI Emerging Markets Index.

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and from emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Detractors from Performance

Stock selection in the financial services sector was a primary factor that held back performance relative to the MSCI Emerging Markets Index. The fund’s holdings of insurance company Brasil Insurance Participacoes (b) (Brazil) and overweight position in banking firm Bangkok Bank (h) (Thailand) hindered relative results. Shares of Brasil Insurance Participacoes traded lower in the latter half of the period as management reported operating profit that came in below investors’ forecasts which was strongly impacted by cancellations of contracts and lower-than-expected income reflecting weaker financial guarantees. Shares of Bangkok Bank traded lower over the period as investors appeared to have reacted negatively to the bank’s decision to cut both

4

Management Review – continued

lending and deposit rates to comply with the central bank’s flexible monetary policy initiated to enhance economic recovery towards the end of 2013. Additionally, the fund’s timing of ownership in ICICI Bank (h) (India) weighed on relative results.

The combination of security selection and an overweight position in the retailing sector weakened relative performance. Within this sector, overweight allocations to superstore operator Wumart Stores (China) and footwear retailer Belle International Holdings (Hong Kong) held back relative performance. Shares of Wumart traded lower in the latter half of the period as Chinese grocery retailers were pressured by a slowing Chinese economy and lower consumer spending.

Stock selection in the autos & housing sector was another factor that negatively impacted relative performance, led by the fund’s overweight position in weak-performing automobile manufacturer Ford Otomotiv Sanayi (h) (Turkey).

Elsewhere, the fund’s holdings of mining company Iluka Resources (b) (Australia), real estate brokerage firm LPS Brasil Consultoria de Imoveis (b) (Brazil) and television provider Dish TV India (b)(h) (India) weakened relative performance as all three stocks underperformed the benchmark. Additionally, not holding shares of strong-performing telecommunications company Tencent Holdings (Hong Kong) weighed on relative results.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

Contributors to Performance

Stock selection in the consumer staples sector was a primary contributor to relative results. However, there were no individual stocks within this sector that were among the fund’s top relative contributors for the period.

Stocks in other sectors that benefited relative performance included the fund’s holdings of information technology firm Cognizant Technology Solutions (b) (United States) and electricity distributor CESC (b) (India), and overweight positions in semiconductor company Siliconware Precision Industries (Taiwan), internet search engine provider NAVER (South Korea), media provider Naspers (South Africa), financial services firm Komercni Banka (Czech Republic), education services provider Kroton Educacional (Brazil), secondary educational institution Estacio Participacoes (Brazil), electronics manufacturer Hon Hai Precision Industry (Taiwan) and oil and gas company Reliance Industries (India), as all ten stocks outpaced the benchmark during the period. Shares of Siliconware Precision Industries traded higher as the adoption for mid- to low-end mobile chips accelerated in the latter half of the period.

Respectfully,

Jose Luis Garcia	Robert Lau
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the fund at period end.

5

Management Review – continued

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	(0.15)%	7.85%	9.85%	N/A
B	10/24/95	(0.90)%	7.05%	9.08%	N/A
C	6/27/96	(0.89)%	7.05%	9.08%	N/A
I	1/02/97	0.10%	8.13%	10.17%	N/A
R1	10/01/08	(0.87)%	7.05%	N/A	4.56%
R2	10/01/08	(0.38)%	7.58%	N/A	5.08%
R3	10/01/08	(0.13)%	7.86%	N/A	5.34%
R4	10/01/08	0.08%	8.13%	N/A	5.60%
R5	6/01/12	0.21%	N/A	N/A	6.27%
Comparative benchmark
MSCI Emerging Markets Index (f)		4.61%	8.71%	12.05%	N/A
Average annual with sales charge
A With initial Sales Charge (5.75%)		(5.89)%	6.58%	9.20%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		(4.86)%	6.75%	9.08%	N/A
C With CDSC (1% for 12 months) (v)		(1.88)%	7.05%	9.08%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI Emerging Markets Index – a market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share

8

Performance Summary – continued

classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	1.67%	$1,000.00	$998.20	$8.32
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
B	Actual	2.42%	$1,000.00	$994.44	$12.03
	Hypothetical (h)	2.42%	$1,000.00	$1,012.86	$12.14
C	Actual	2.42%	$1,000.00	$994.67	$12.03
	Hypothetical (h)	2.42%	$1,000.00	$1,012.86	$12.14
I	Actual	1.43%	$1,000.00	$999.42	$7.13
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
R1	Actual	2.41%	$1,000.00	$994.47	$11.98
	Hypothetical (h)	2.41%	$1,000.00	$1,012.91	$12.09
R2	Actual	1.93%	$1,000.00	$996.91	$9.61
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
R3	Actual	1.68%	$1,000.00	$998.39	$8.37
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45
R4	Actual	1.43%	$1,000.00	$999.50	$7.13
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
R5	Actual	1.33%	$1,000.00	$999.98	$6.63
	Hypothetical (h)	1.33%	$1,000.00	$1,018.30	$6.69

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

11

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)

Airlines - 0.4%
Copa Holdings S.A., “A”	22,728	$3,248,517

Alcoholic Beverages - 2.6%
AmBev S.A., ADR	1,032,260	$7,267,110
SABMiller PLC	256,360	14,227,708

		$21,494,818
Apparel Manufacturers - 3.9%
Belle International Holdings Ltd.	6,149,000	$6,099,073
Li & Fung Ltd.	10,546,000	15,316,487
Stella International Holdings	4,002,000	10,607,717

		$32,023,277
Automotive - 4.6%
Guangzhou Automobile Group Co. Ltd., “H”	13,328,000	$14,044,945
Kia Motors Corp.	412,100	23,801,123

		$37,846,068
Brokerage & Asset Managers - 1.4%
BM&F Bovespa S.A.	1,561,600	$7,653,604
Bolsa Mexicana de Valores S.A. de C.V.	1,618,000	3,367,766

		$11,021,370
Business Services - 2.9%
Cognizant Technology Solutions Corp., “A” (a)	445,840	$21,672,282
LPS Brasil - Consultoria de Imoveis S.A.	525,500	2,355,051

		$24,027,333
Cable TV - 4.1%
Astro Malaysia Holdings Berhad	9,386,300	$9,932,593
Naspers Ltd.	212,902	23,470,305

		$33,402,898
Computer Software - Systems - 0.9%
Hon Hai Precision Industry Co. Ltd.	2,430,739	$7,467,983

Conglomerates - 1.0%
First Pacific Co. Ltd.	7,137,250	$8,073,531

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 2.6%
Anhui Conch Cement Co. Ltd.	2,346,000	$8,470,652
CEMEX S.A. de C.V., ADR (a)	357,570	4,601,926
Grasim Industries Ltd.	46,542	2,504,123
Techtronic Industries Co. Ltd.	1,717,000	5,414,797

		$20,991,498
Consumer Products - 1.6%
Dabur India Ltd.	3,477,284	$11,072,486
Kimberly-Clark de Mexico S.A. de C.V., “A”	865,910	2,314,886

		$13,387,372
Consumer Services - 2.0%
Abril Educacao S.A., IEU	193,100	$2,771,131
Estacio Participacoes S.A.	657,400	7,890,678
Kroton Educacional S.A.	214,144	5,436,044

		$16,097,853
Containers - 0.4%
Klabin S.A., IEU	559,400	$2,856,553

Electronics - 11.7%
MediaTek, Inc.	1,030,000	$16,672,496
Samsung Electronics Co. Ltd.	15,541	21,981,634
Seoul Semiconductor Co. Ltd.	128,508	4,872,510
Siliconware Precision Industries Co. Ltd.	8,776,000	13,989,485
Taiwan Semiconductor Manufacturing Co. Ltd.	9,437,695	37,822,891

		$95,339,016
Energy - Independent - 3.9%
China Shenhua Energy Co. Ltd.	3,968,000	$10,856,523
INPEX Corp.	603,000	8,731,972
Reliance Industries Ltd.	685,124	12,344,754

		$31,933,249
Energy - Integrated - 3.0%
OAO Gazprom, ADR	701,609	$5,718,815
OAO NOVATEK, GDR	65,142	7,556,472
Petroleo Brasileiro S.A., ADR	780,440	11,004,204

		$24,279,491
Engineering - Construction - 1.1%
Mills Estruturas e Servicos de Engenharia S.A.	564,700	$6,525,949
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	194,600	2,721,358

		$9,247,307

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 1.7%
Arca Continental S.A.B de C.V.	582,492	$3,792,666
BRF S.A.	125,900	2,709,297
Grupo Lala S.A.B. de C.V.	813,854	2,049,116
M. Dias Branco S.A. Industria e Comercio de Alimentos	118,500	5,098,520

		$13,649,599
Food & Drug Stores - 3.3%
Dairy Farm International Holdings Ltd.	459,000	$4,814,910
E-Mart Co. Ltd.	37,508	8,631,282
Magnit OJSC	41,767	10,547,026
Wumart Stores, Inc., “H”	2,899,000	2,599,005

		$26,592,223
Gaming & Lodging - 1.1%
Minor International PLC	6,299,600	$4,989,022
Shangri-La Asia Ltd.	2,498,000	3,917,951

		$8,906,973
General Merchandise - 1.7%
PT Mitra Adiperkasa Tbk	3,150,000	$1,396,253
S.A.C.I. Falabella	362,776	3,387,159
Woolworths Ltd.	1,317,940	9,332,069

		$14,115,481
Health Maintenance Organizations - 1.1%
OdontoPrev S.A.	1,312,500	$5,565,661
Qualicorp S.A. (a)	355,900	3,749,159

		$9,314,820
Insurance - 2.6%
Brasil Insurance Participacoes e Administracao S.A.	803,800	$2,870,330
Cathay Financial Holding Co. Ltd.	5,482,000	8,403,524
China Pacific Insurance Co. Ltd.	2,870,400	9,617,406

		$20,891,260
Internet - 1.9%
51job, Inc., ADR (a)	84,250	$5,251,303
NAVER Corp.	13,707	10,184,185

		$15,435,488
Machinery & Tools - 1.4%
Glory Ltd.	248,900	$7,396,549
Haitian International Holdings Ltd.	160,000	350,834
TK Corp. (a)	227,069	3,732,203

		$11,479,586

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 1.9%
Banco do Brasil S.A.	402,170	$4,087,582
Standard Chartered PLC	522,731	11,785,773

		$15,873,355
Medical Equipment - 0.5%
Top Glove Corp.	2,646,800	$3,987,087

Metals & Mining - 2.7%
Gerdau S.A., ADR	518,330	$3,078,880
Grupo Mexico S.A.B. de C.V., “B”	2,072,106	6,824,016
Iluka Resources Ltd.	527,567	4,271,527
Vale S.A., ADR	632,260	8,061,315

		$22,235,738
Network & Telecom - 0.7%
VTech Holdings Ltd.	405,500	$5,455,169

Oil Services - 1.2%
Lamprell PLC (a)	2,023,014	$5,620,538
OAO TMK, GDR	418,080	3,906,958

		$9,527,496
Other Banks & Diversified Financials - 15.3%
Banco De Oro Unibank, Inc.	5,527,440	$11,167,311
Bancolombia S.A., ADR	59,640	3,323,737
China Construction Bank	18,653,490	13,672,319
Credicorp Ltd.	54,362	8,494,063
E.Sun Financial Holding Co. Ltd.	15,716,819	10,378,117
Gentera S.A.B. de C.V.	1,258,640	2,230,142
Grupo Financiero Banorte S.A. de C.V.	599,300	4,334,221
Housing Development Finance Corp. Ltd.	1,461,265	21,682,808
Itau Unibanco Holding S.A., ADR	258,964	4,013,942
Kasikornbank Co. Ltd.	626,300	3,567,411
Kasikornbank PLC, NVDR	2,767,500	15,805,856
Komercni Banka A.S.	35,505	8,183,570
Sberbank of Russia (a)	4,406,240	10,671,997
Turkiye Garanti Bankasi A.S.	1,823,021	7,431,501

		$124,956,995
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,656,900	$4,228,436

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.1%
CCR S.A.	428,480	$3,360,440
Diana Shipping, Inc. (a)	548,470	5,978,323

		$9,338,763
Real Estate - 2.8%
Brasil Brokers Participacoes	827,940	$1,433,918
Concentradora Fibra Danhos S.A. de C.V., REIT	2,010,200	4,695,392
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,687,200	4,594,147
Hang Lung Properties Ltd.	2,493,000	7,910,254
Macquarie Mexico Real Estate S.A. de C.V., REIT	2,159,200	4,062,618

		$22,696,329
Restaurants - 0.5%
Ajisen China Holdings Ltd.	4,680,000	$3,752,010

Specialty Chemicals - 0.7%
LG Chemical Ltd.	23,240	$5,935,476

Telecommunications - Wireless - 5.3%
America Movil S.A.B. de C.V., “L”, ADR	234,131	$4,525,752
China Mobile Ltd.	846,500	8,281,625
Mobile TeleSystems OJSC, ADR	336,545	6,222,717
MTN Group Ltd.	496,647	10,467,384
Turkcell Iletisim Hizmetleri A.S. (a)	2,163,400	13,563,798

		$43,061,276
Telephone Services - 1.4%
PT XL Axiata Tbk	13,596,500	$6,376,089
Telekomunikacja Polska S.A.	1,349,390	4,647,778

		$11,023,867
Utilities - Electric Power - 1.4%
Alupar Investimento S.A., IEU	381,100	$2,891,889
CESC Ltd.	773,424	7,558,194
Energias do Brasil S.A.	215,704	904,102

		$11,354,185
Total Common Stocks (Identified Cost, $742,509,580)		$806,549,746

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	10,797,810	$10,797,810
Total Investments (Identified Cost, $753,307,390)		$817,347,556

Other Assets, Less Liabilities - (0.1)%		(790,675)
Net Assets - 100.0%		$816,556,881

16

Portfolio of Investments – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $742,509,580)	$806,549,746
Underlying affiliated funds, at cost and value	10,797,810
Total investments, at value (identified cost, $753,307,390)	$817,347,556
Foreign currency, at value (identified cost, $156,552)	155,723
Receivables for
Investments sold	7,273,542
Fund shares sold	709,751
Dividends	1,908,683
Other assets	2,931
Total assets	$827,398,186
Liabilities
Payables for
Investments purchased	$6,955,971
Fund shares reacquired	1,673,560
Payable to affiliates
Investment adviser	65,810
Shareholder servicing costs	705,899
Distribution and service fees	6,734
Payable for independent Trustees’ compensation	1,588
Deferred country tax expense payable	1,050,815
Accrued expenses and other liabilities	380,928
Total liabilities	$10,841,305
Net assets	$816,556,881
Net assets consist of
Paid-in capital	$751,956,035
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,050,815 deferred country tax)	62,976,760
Accumulated net realized gain (loss) on investments and foreign currency	(2,724,588)
Undistributed net investment income	4,348,674
Net assets	$816,556,881
Shares of beneficial interest outstanding	25,874,351

18

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$161,723,698	5,284,527	$30.60
Class B	12,250,642	427,831	28.63
Class C	37,532,095	1,341,379	27.98
Class I	58,251,089	1,811,138	32.16
Class R1	458,426	16,469	27.84
Class R2	1,096,203	38,802	28.25
Class R3	4,201,062	137,968	30.45
Class R4	5,022,717	164,552	30.52
Class R5	536,020,949	16,651,685	32.19

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.47 [100 / 94.25 x $30.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$17,852,600
Interest	11,400
Dividends from underlying affiliated funds	11,217
Foreign taxes withheld	(1,493,753)
Total investment income	$16,381,464
Expenses
Management fee	$8,000,901
Distribution and service fees	1,046,654
Shareholder servicing costs	1,435,545
Administrative services fee	102,765
Independent Trustees’ compensation	16,257
Custodian fee	814,177
Shareholder communications	42,631
Audit and tax fees	93,377
Legal fees	6,489
Miscellaneous	188,162
Total expenses	$11,746,958
Fees paid indirectly	(90)
Reduction of expenses by investment adviser and distributor	(169,278)
Net expenses	$11,577,590
Net investment income	$4,803,874
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,082,657
Foreign currency	(96,757)
Net realized gain (loss) on investments and foreign currency	$11,985,900
Change in unrealized appreciation (depreciation)
Investments (net of $286,937 increase in deferred country tax)	$(13,686,627)
Translation of assets and liabilities in foreign currencies	39,093
Net unrealized gain (loss) on investments and foreign currency translation	$(13,647,534)
Net realized and unrealized gain (loss) on investments and foreign currency	$(1,661,634)
Change in net assets from operations	$3,142,240

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$4,803,874	$4,941,005
Net realized gain (loss) on investments and foreign currency	11,985,900	(6,025,640)
Net unrealized gain (loss) on investments and foreign currency translation	(13,647,534)	76,859,394
Change in net assets from operations	$3,142,240	$75,774,759
Distributions declared to shareholders
From net investment income	$(4,700,091)	$(6,000,085)
Change in net assets from fund share transactions	$75,978,553	$47,274,064
Total change in net assets	$74,420,702	$117,048,738
Net assets
At beginning of period	742,136,179	625,087,441
At end of period (including undistributed net investment income of $4,348,674 and $4,410,038, respectively)	$816,556,881	$742,136,179

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.76	$27.61	$34.22	$26.43	$21.63
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.18	$0.29	$0.22	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)	3.22	(6.76)	7.64	4.93
Total from investment operations	$(0.04)	$3.40	$(6.47)	$7.86	$5.10
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.14)	$(0.07)	$(0.30)
Net asset value, end of period (x)	$30.60	$30.76	$27.61	$34.22	$26.43
Total return (%) (r)(s)(t)(x)	(0.11)	12.31	(18.88)	29.76	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.69	1.66	1.71	1.84
Expenses after expense reductions (f)	1.67	1.68	1.66	1.71	1.84
Net investment income	0.43	0.59	0.97	0.71	0.67
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$161,724	$223,707	$225,253	$294,564	$224,420

See Notes to Financial Statements

22

Financial Highlights – continued

Class B	Years ended 5/31
	2014	2013	2012	2011		2010
Net asset value, beginning of period	$28.88	$25.91	$32.18	$24.98		$20.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.05)	$0.06	$(0.01)		$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)	3.02	(6.33)	7.21		4.66
Total from investment operations	$(0.25)	$2.97	$(6.27)	$7.20		$4.64
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—		$(0.12)
Net asset value, end of period (x)	$28.63	$28.88	$25.91	$32.18		$24.98
Total return (%) (r)(s)(t)(x)	(0.87)	11.46	(19.48)	28.82		22.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.44	2.42	2.46		2.59
Expenses after expense reductions (f)	2.42	2.43	2.41	2.46		2.59
Net investment income (loss)	(0.30)	(0.19)	0.21	(0.02)		(0.09)
Portfolio turnover	44	35	28	36		66
Net assets at end of period (000 omitted)	$12,251	$17,777	$19,493	$30,375		$26,517

Class C	Years ended 5/31
	2014	2013	2012	2011		2010
Net asset value, beginning of period	$28.22	$25.33	$31.46	$24.42		$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.05)	$0.07	$0.00	(w)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)	2.95	(6.20)	7.04		4.56
Total from investment operations	$(0.24)	$2.90	$(6.13)	$7.04		$4.54
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—		$(0.17)
Net asset value, end of period (x)	$27.98	$28.22	$25.33	$31.46		$24.42
Total return (%) (r)(s)(t)(x)	(0.85)	11.46	(19.49)	28.83		22.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.44	2.42	2.46		2.59
Expenses after expense reductions (f)	2.42	2.43	2.41	2.46		2.59
Net investment income (loss)	(0.29)	(0.18)	0.24	0.00	(w)	(0.08)
Portfolio turnover	44	35	28	36		66
Net assets at end of period (000 omitted)	$37,532	$44,562	$44,967	$70,264		$54,194

See Notes to Financial Statements

23

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$32.33	$29.01	$35.96	$27.75	$22.70
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.37	$0.39	$0.31	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.20)	3.29	(7.11)	8.04	5.18
Total from investment operations	$0.04	$3.66	$(6.72)	$8.35	$5.43
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.34)	$(0.23)	$(0.14)	$(0.38)
Net asset value, end of period (x)	$32.16	$32.33	$29.01	$35.96	$27.75
Total return (%) (r)(s)(x)	0.13	12.59	(18.68)	30.10	23.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.44	1.41	1.46	1.59
Expenses after expense reductions (f)	1.42	1.43	1.41	1.46	1.59
Net investment income	0.76	1.17	1.23	0.94	0.93
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$58,251	$43,387	$326,883	$373,214	$161,500

Class R1	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.14	$25.33	$31.46	$24.47	$20.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.03)	$0.08	$(0.07)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)	2.95	(6.21)	7.12	4.58
Total from investment operations	$(0.26)	$2.92	$(6.13)	$7.05	$4.57
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$—	$(0.06)	$(0.28)
Net asset value, end of period (x)	$27.84	$28.14	$25.33	$31.46	$24.47
Total return (%) (r)(s)(x)	(0.91)	11.53	(19.49)	28.82	22.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	2.44	2.41	2.45	2.59
Expenses after expense reductions (f)	2.42	2.42	2.41	2.45	2.59
Net investment income (loss)	(0.32)	(0.12)	0.27	(0.22)	(0.03)
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$458	$704	$283	$316	$144

See Notes to Financial Statements

24

Financial Highlights – continued

Class R2	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.47	$25.62	$31.81	$24.64	$20.25
Income (loss) from investment operations
Net investment income (d)	$0.05	$0.09	$0.18	$0.14	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)	3.00	(6.25)	7.11	4.57
Total from investment operations	$(0.11)	$3.09	$(6.07)	$7.25	$4.71
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.12)	$(0.08)	$(0.32)
Net asset value, end of period (x)	$28.25	$28.47	$25.62	$31.81	$24.64
Total return (%) (r)(s)(x)	(0.38)	12.03	(19.07)	29.45	23.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	1.94	1.92	1.96	2.09
Expenses after expense reductions (f)	1.92	1.93	1.92	1.96	2.09
Net investment income	0.19	0.30	0.66	0.49	0.58
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$1,096	$803	$514	$555	$251

Class R3	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.62	$27.48	$34.06	$26.28	$21.55
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.18	$0.28	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)	3.21	(6.72)	7.59	4.93
Total from investment operations	$(0.03)	$3.39	$(6.44)	$7.82	$5.09
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.14)	$(0.04)	$(0.36)
Net asset value, end of period (x)	$30.45	$30.62	$27.48	$34.06	$26.28
Total return (%) (r)(s)(x)	(0.10)	12.31	(18.89)	29.77	23.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.69	1.67	1.72	1.84
Expenses after expense reductions (f)	1.67	1.68	1.67	1.72	1.84
Net investment income	0.45	0.59	0.94	0.73	0.63
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$4,201	$3,448	$3,584	$4,952	$5,261

See Notes to Financial Statements

25

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.70	$27.56	$34.17	$26.38	$21.59
Income (loss) from investment operations
Net investment income (d)	$0.21	$0.26	$0.37	$0.33	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)	3.22	(6.75)	7.60	4.91
Total from investment operations	$0.03	$3.48	$(6.38)	$7.93	$5.17
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.34)	$(0.23)	$(0.14)	$(0.38)
Net asset value, end of period (x)	$30.52	$30.70	$27.56	$34.17	$26.38
Total return (%) (r)(s)(x)	0.11	12.60	(18.66)	30.07	23.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.44	1.41	1.45	1.58
Expenses after expense reductions (f)	1.42	1.43	1.41	1.45	1.58
Net investment income	0.72	0.84	1.24	1.03	0.98
Portfolio turnover	44	35	28	36	66
Net assets at end of period (000 omitted)	$5,023	$4,693	$4,010	$4,418	$1,424

Class R5	Years ended 5/31
	2014	2013
Net asset value, beginning of period	$32.36	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)	3.40
Total from investment operations	$0.06	$3.69
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.34)
Net asset value, end of period (x)	$32.19	$32.36
Total return (%) (r)(s)(x)	0.21	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.36
Expenses after expense reductions (f)	1.32	1.34
Net investment income	0.79	0.89
Portfolio turnover	44	35
Net assets at end of period (000 omitted)	$536,021	$403,055

See Notes to Financial Statements

26

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the

28

Notes to Financial Statements – continued

Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

29

Notes to Financial Statements – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$101,585,360	$—	$—	$101,585,360
Taiwan	10,378,117	84,356,380	—	94,734,497
China	34,027,780	48,967,915	—	82,995,695
South Korea	32,165,819	46,972,594	—	79,138,413
Hong Kong	61,510,816	—	—	61,510,816
India	44,089,880	11,072,486	—	55,162,366
Mexico	54,342,441	—	—	54,342,441
Russia	23,404,962	21,219,023	—	44,623,985
South Africa	43,269,759	—	—	43,269,759
Other Countries	156,283,098	32,903,316	—	189,186,414
Mutual Funds	10,797,810	—	—	10,797,810
Total Investments	$571,855,842	$245,491,714	$—	$817,347,556

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,072,486 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $178,265,145 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

30

Notes to Financial Statements – continued

The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

31

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

32

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$4,700,091	$6,000,085

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$757,888,174
Gross appreciation	115,896,920
Gross depreciation	(56,437,538)
Net unrealized appreciation (depreciation)	$59,459,382
Undistributed ordinary income	4,486,175
Undistributed long-term capital gain	1,856,196
Other temporary differences	(1,200,907)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/14	Year ended 5/31/13
Class A	$842,710	$1,879,140
Class C	—	21,057
Class I	273,643	429,192
Class R1	1,179	1,378
Class R2	3,777	6,528
Class R3	17,513	28,354
Class R4	32,367	48,683
Class R5	3,528,902	3,585,753
Total	$4,700,091	$6,000,085

33

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the year ended May 31, 2014, this management fee reduction amounted to $137,545, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended May 31, 2014, this management fee reduction amounted to $17,868, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 1.01% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $76,126 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$488,540
Class B	0.75%	0.25%	1.00%	1.00%	145,328
Class C	0.75%	0.25%	1.00%	1.00%	393,017
Class R1	0.75%	0.25%	1.00%	1.00%	5,850
Class R2	0.25%	0.25%	0.50%	0.50%	4,536
Class R3	—	0.25%	0.25%	0.25%	9,383
Total Distribution and Service Fees					$1,046,654

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

34

Notes to Financial Statements – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $11,294, $147, $995, and $7 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$5,094
Class B	24,420
Class C	2,599

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2014, the fee was $134,632, which equated to 0.0174% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $419,886.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2014, these costs for the fund amounted to $881,027 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

35

Notes to Financial Statements – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $40 and is included in independent Trustees’ compensation for the year ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,578 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,334 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,422, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 3,480 shares of Class R5, for an aggregate amount of $110,942.

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $409,003,065 and $334,314,531, respectively.

36

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,806,264	$53,463,908	1,619,904	$50,157,334
Class B	51,320	1,422,468	89,063	2,563,865
Class C	280,480	7,624,239	248,673	7,113,996
Class I	989,182	30,867,706	837,525	26,888,473
Class R1	14,419	389,260	16,412	481,866
Class R2	14,239	395,740	12,069	338,727
Class R3	68,937	2,012,113	43,635	1,337,909
Class R4	48,523	1,405,329	49,584	1,533,481
Class R5	5,293,207	163,077,642	12,844,742	383,382,133
	8,566,571	$260,658,405	15,761,607	$473,797,784

Shares issued to shareholders in reinvestment of distributions
Class A	24,563	$730,743	52,657	$1,650,255
Class C	—	—	567	16,365
Class I	8,031	250,817	10,988	361,611
Class R1	43	1,179	42	1,207
Class R2	137	3,777	225	6,528
Class R3	592	17,513	909	28,354
Class R4	1,045	30,969	1,558	48,683
Class R5	112,961	3,528,902	108,923	3,585,753
	147,372	$4,563,900	175,869	$5,698,756

Shares reacquired
Class A	(3,818,731)	$(111,230,726)	(2,557,819)	$(78,209,695)
Class B	(239,059)	(6,588,488)	(225,812)	(6,503,725)
Class C	(518,128)	(13,985,416)	(445,498)	(12,517,145)
Class I	(528,163)	(16,336,464)	(10,773,496)	(315,260,170)
Class R1	(23,013)	(630,572)	(2,616)	(72,596)
Class R2	(3,771)	(102,104)	(4,173)	(119,772)
Class R3	(44,165)	(1,292,076)	(62,355)	(1,913,552)
Class R4	(37,874)	(1,120,343)	(43,769)	(1,345,349)
Class R5	(1,210,572)	(37,957,563)	(501,023)	(16,280,472)
	(6,423,476)	$(189,243,752)	(14,616,561)	$(432,222,476)

37

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	(1,987,904)	$(57,036,075)	(885,258)	$(26,402,106)
Class B	(187,739)	(5,166,020)	(136,749)	(3,939,860)
Class C	(237,648)	(6,361,177)	(196,258)	(5,386,784)
Class I	469,050	14,782,059	(9,924,983)	(288,010,086)
Class R1	(8,551)	(240,133)	13,838	410,477
Class R2	10,605	297,413	8,121	225,483
Class R3	25,364	737,550	(17,811)	(547,289)
Class R4	11,694	315,955	7,373	236,815
Class R5	4,195,596	128,648,981	12,452,642	370,687,414
	2,290,467	$75,978,553	1,320,915	$47,274,064

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Lifetime 2040 Fund were the owners of record of 54%, 6%, 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $3,445 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

38

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,349,769	193,409,964	(195,961,923)	10,797,810

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,217	$10,797,810

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios constituting the MFS Series Trust X), as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund (one of the portfolios constituting MFS Series Trust X) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 16, 2014

40

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

44

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Jose Luis Garcia Robert Lau

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $509,534 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $17,856,103. The fund intends to pass through foreign tax credits of $1,640,697 for the fiscal year.

46

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

47

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

48

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

MDI-ANN

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.9%
MFS International Value Fund	25.1%
MFS International Growth Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	10.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS International Diversification Fund (“fund”) provided a total return of 13.68%, at net asset value. This compares with a return of 15.03% for the fund’s benchmark, the MSCI All Country World (ex-US) Index.

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Factors Affecting Performance

During the reporting period, the fund’s investments in the MFS Emerging Markets Equity Fund weighed on relative performance as this segment of the market underperformed the fund’s broad benchmark, the MSCI All Country World (ex-US) Index. The fund’s exposure to the growth segment of the international equity market, particularly to the MFS International Growth Fund, also detracted from relative results.

3

Management Review – continued

Conversely, exposure to the strong-performing developed and value portions of the international equity markets, particularly to the MFS International Value Fund, strengthened relative performance over the reporting period.

Respectfully,

Thomas Melendez

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

5

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/30/04	13.68%	12.17%	8.75%
B	9/30/04	12.86%	11.33%	7.99%
C	9/30/04	12.84%	11.33%	7.98%
I	9/30/04	13.99%	12.47%	9.07%
R1	4/01/05	12.89%	11.34%	6.78%
R2	9/30/04	13.41%	11.89%	8.46%
R3	4/01/05	13.73%	12.18%	7.57%
R4	4/01/05	13.97%	12.44%	7.84%
529A	9/30/04	13.69%	12.09%	8.59%
529B	9/30/04	12.77%	11.25%	7.82%
529C	9/30/04	12.86%	11.25%	7.85%
Comparative benchmark
MSCI All Country World (ex-US) Index (f)		15.03%	10.97%	8.28%
Average annual with sales charge
A With initial Sales Charge (5.75%)		7.14%	10.85%	8.09%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.86%	11.07%	7.99%
C With CDSC (1% for 12 months) (v)		11.84%	11.33%	7.98%
529A With initial Sales Charge (5.75%)		7.15%	10.77%	7.93%
529B With CDSC (Declining over six years from 4% to 0%) (v)		8.77%	10.99%	7.82%
529C With CDSC (1% for 12 months) (v)		11.86%	11.25%	7.85%
CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country World (ex-US) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed and emerging markets, excluding the U.S.

6

Performance Summary – continued

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.37%	$1,000.00	$1,040.04	$1.88
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
B	Actual	1.12%	$1,000.00	$1,035.85	$5.68
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
C	Actual	1.12%	$1,000.00	$1,035.92	$5.68
	Hypothetical (h)	1.12%	$1,000.00	$1,019.35	$5.64
I	Actual	0.11%	$1,000.00	$1,041.69	$0.56
	Hypothetical (h)	0.11%	$1,000.00	$1,024.38	$0.56
R1	Actual	1.11%	$1,000.00	$1,036.53	$5.64
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59
R2	Actual	0.61%	$1,000.00	$1,038.92	$3.10
	Hypothetical (h)	0.61%	$1,000.00	$1,021.89	$3.07
R3	Actual	0.36%	$1,000.00	$1,040.63	$1.83
	Hypothetical (h)	0.36%	$1,000.00	$1,023.14	$1.82
R4	Actual	0.11%	$1,000.00	$1,041.20	$0.56
	Hypothetical (h)	0.11%	$1,000.00	$1,024.38	$0.56
529A	Actual	0.37%	$1,000.00	$1,040.09	$1.88
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87
529B	Actual	1.17%	$1,000.00	$1,036.30	$5.94
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
529C	Actual	1.16%	$1,000.00	$1,036.02	$5.89
	Hypothetical (h)	1.16%	$1,000.00	$1,019.15	$5.84

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.

9

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	13,668,651	$439,993,868
MFS International Growth Fund - Class R5	37,936,146	1,095,216,542
MFS International New Discovery Fund - Class R5	14,551,788	440,337,096
MFS International Value Fund - Class R5	30,993,506	1,099,649,579
MFS Research International Fund - Class R5	72,025,999	1,313,754,225
Total Underlying Affiliated Funds (Identified Cost, $3,605,373,292)		$4,388,951,310

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	119,650	$119,650
Total Investments (Identified Cost, $3,605,492,942)		$4,389,070,960

Other Assets, Less Liabilities - 0.0%		488,308
Net Assets - 100.0%		$4,389,559,268

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (identified cost, $3,605,492,942)	$4,389,070,960
Receivables for
Investments sold	544,997
Fund shares sold	7,958,540
Receivable from investment adviser	139,487
Other assets	13,386
Total assets	$4,397,727,370
Liabilities
Payables for
Investments purchased	$1,437,136
Fund shares reacquired	4,676,970
Payable to affiliates
Shareholder servicing costs	1,715,678
Distribution and service fees	105,103
Program manager fees	35
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	233,170
Total liabilities	$8,168,102
Net assets	$4,389,559,268
Net assets consist of
Paid-in capital	$3,813,405,231
Unrealized appreciation (depreciation) on investments	783,578,018
Accumulated net realized gain (loss) on investments	(246,371,254)
Undistributed net investment income	38,947,273
Net assets	$4,389,559,268
Shares of beneficial interest outstanding	259,178,614

11

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,503,563,330	147,635,455	$16.96
Class B	63,526,652	3,789,864	16.76
Class C	505,528,301	30,371,718	16.64
Class I	694,821,797	40,638,281	17.10
Class R1	9,305,790	566,471	16.43
Class R2	62,816,896	3,758,768	16.71
Class R3	212,908,980	12,631,423	16.86
Class R4	328,532,768	19,275,602	17.04
Class 529A	5,729,968	340,162	16.84
Class 529B	443,342	26,502	16.73
Class 529C	2,381,444	144,368	16.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.99 [100 / 94.25 x $16.96] and $17.87 [100 / 94.25 x $16.84], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends from underlying affiliated funds	$54,626,606
Other	601
Total investment income	$54,627,207
Expenses
Distribution and service fees	$11,781,066
Program manager fees	7,851
Shareholder servicing costs	3,205,758
Administrative services fee	17,500
Independent Trustees’ compensation	47,933
Custodian fee	106,552
Shareholder communications	225,571
Audit and tax fees	38,203
Legal fees	35,649
Miscellaneous	375,442
Total expenses	$15,841,525
Reduction of expenses by investment adviser and distributor	(162,369)
Net expenses	$15,679,156
Net investment income	$38,948,051
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$38,159,609
Capital gain distributions from underlying affiliated funds	8,838,153
Net realized gain (loss) on investments	$46,997,762
Change in unrealized appreciation (depreciation) on investments	$412,082,191
Net realized and unrealized gain (loss) on investments	$459,079,953
Change in net assets from operations	$498,028,004

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$38,948,051	$34,044,240
Net realized gain (loss) on investments	46,997,762	26,996,609
Net unrealized gain (loss) on investments	412,082,191	550,244,519
Change in net assets from operations	$498,028,004	$611,285,368
Distributions declared to shareholders
From net investment income	$(34,027,398)	$(26,720,070)
Change in net assets from fund share transactions	$589,394,059	$310,627,768
Total change in net assets	$1,053,394,665	$895,193,066
Net assets
At beginning of period	3,336,164,603	2,440,971,537
At end of period (including undistributed net investment income of $38,947,273 and $34,026,620, respectively)	$4,389,559,268	$3,336,164,603

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.05	$12.19	$14.45	$10.94	$10.03
Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.18	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	1.88	2.82	(2.30)	3.49	0.97
Total from investment operations	$2.05	$3.00	$(2.15)	$3.61	$1.08
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$(0.11)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$16.96	$15.05	$12.19	$14.45	$10.94
Total return (%) (r)(s)(t)(x)	13.68	24.72	(14.88)	33.04	10.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.33	0.28	0.29	0.29
Expenses after expense reductions (f)(h)	0.35	0.33	0.28	0.29	0.29
Net investment income (l)	1.04	1.26	1.17	0.89	0.99
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$2,503,563	$2,051,682	$1,562,721	$1,933,492	$1,220,582

See Notes to Financial Statements

15

Financial Highlights – continued

Class B	Years ended 5/31
	2014	2013	2012	2011		2010
Net asset value, beginning of period	$14.85	$12.01	$14.22	$10.77		$9.87
Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.07	$0.05	$0.02		$0.03
Net realized and unrealized gain (loss) on investments	1.86	2.78	(2.26)	3.43		0.94
Total from investment operations	$1.91	$2.85	$(2.21)	$3.45		$0.97
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—		$(0.07)
Net asset value, end of period (x)	$16.76	$14.85	$12.01	$14.22		$10.77
Total return (%) (r)(s)(t)(x)	12.86	23.76	(15.54)	32.03		9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.08	1.03	1.04		1.05
Expenses after expense reductions (f)(h)	1.10	1.08	1.03	1.03		1.04
Net investment income (l)	0.29	0.54	0.42	0.13		0.24
Portfolio turnover	2	2	8	6		1
Net assets at end of period (000 omitted)	$63,527	$75,185	$81,158	$118,973		$106,783

Class C	Years ended 5/31
	2014	2013	2012	2011		2010
Net asset value, beginning of period	$14.79	$11.98	$14.18	$10.74		$9.85
Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.07	$0.05	$0.02		$0.03
Net realized and unrealized gain (loss) on investments	1.86	2.77	(2.25)	3.42		0.94
Total from investment operations	$1.90	$2.84	$(2.20)	$3.44		$0.97
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)	$—	$(0.00	)(w)	$(0.08)
Net asset value, end of period (x)	$16.64	$14.79	$11.98	$14.18		$10.74
Total return (%) (r)(s)(t)(x)	12.84	23.74	(15.51)	32.03		9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.08	1.03	1.04		1.05
Expenses after expense reductions (f)(h)	1.10	1.08	1.03	1.03		1.04
Net investment income (l)	0.29	0.50	0.41	0.13		0.25
Portfolio turnover	2	2	8	6		1
Net assets at end of period (000 omitted)	$505,528	$411,445	$338,295	$460,898		$378,246

See Notes to Financial Statements

16

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.16	$12.27	$14.56	$11.01	$10.09
Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.21	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	1.91	2.86	(2.33)	3.52	0.99
Total from investment operations	$2.12	$3.07	$(2.15)	$3.67	$1.13
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.14)	$(0.12)	$(0.21)
Net asset value, end of period (x)	$17.10	$15.16	$12.27	$14.56	$11.01
Total return (%) (r)(s)(x)	13.99	25.08	(14.75)	33.42	10.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.08	0.03	0.04	0.04
Expenses after expense reductions (f)(h)	0.10	0.08	0.03	0.04	0.04
Net investment income (l)	1.32	1.45	1.39	1.11	1.23
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$694,822	$454,999	$253,555	$219,958	$111,906

Class R1	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.59	$11.81	$14.01	$10.63	$9.77
Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.08	$0.06	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.84	2.72	(2.24)	3.38	0.94
Total from investment operations	$1.88	$2.80	$(2.18)	$3.40	$0.97
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$(0.02)	$(0.02)	$(0.11)
Net asset value, end of period (x)	$16.43	$14.59	$11.81	$14.01	$10.63
Total return (%) (r)(s)(x)	12.89	23.75	(15.55)	31.98	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.08	1.03	1.04	1.04
Expenses after expense reductions (f)(h)	1.10	1.08	1.03	1.03	1.04
Net investment income (l)	0.24	0.62	0.49	0.12	0.25
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$9,306	$6,921	$6,393	$7,507	$5,569

See Notes to Financial Statements

17

Financial Highlights – continued

Class R2	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.84	$12.04	$14.27	$10.81	$9.92
Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.11	$0.08	$0.08
Net realized and unrealized gain (loss) on investments	1.87	2.78	(2.27)	3.45	0.97
Total from investment operations	$1.99	$2.92	$(2.16)	$3.53	$1.05
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.12)	$(0.07)	$(0.07)	$(0.16)
Net asset value, end of period (x)	$16.71	$14.84	$12.04	$14.27	$10.81
Total return (%) (r)(s)(x)	13.41	24.36	(15.11)	32.66	10.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.58	0.53	0.54	0.54
Expenses after expense reductions (f)(h)	0.60	0.58	0.53	0.54	0.54
Net investment income (l)	0.77	0.99	0.89	0.66	0.74
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$62,817	$45,337	$30,867	$35,441	$27,455

Class R3	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.96	$12.13	$14.39	$10.90	$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.15	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	1.89	2.80	(2.29)	3.48	0.96
Total from investment operations	$2.05	$2.98	$(2.14)	$3.59	$1.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.12)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$16.86	$14.96	$12.13	$14.39	$10.90
Total return (%) (r)(s)(x)	13.73	24.69	(14.87)	32.98	10.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.33	0.28	0.29	0.29
Expenses after expense reductions (f)(h)	0.35	0.33	0.28	0.29	0.29
Net investment income (l)	0.99	1.28	1.14	0.84	1.04
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$212,909	$141,317	$79,540	$66,987	$31,630

See Notes to Financial Statements

18

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.11	$12.24	$14.51	$10.98	$10.07
Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.22	$0.19	$0.12	$0.16
Net realized and unrealized gain (loss) on investments	1.88	2.83	(2.32)	3.53	0.96
Total from investment operations	$2.11	$3.05	$(2.13)	$3.65	$1.12
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.14)	$(0.12)	$(0.21)
Net asset value, end of period (x)	$17.04	$15.11	$12.24	$14.51	$10.98
Total return (%) (r)(s)(x)	13.97	24.98	(14.66)	33.33	10.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.08	0.03	0.04	0.04
Expenses after expense reductions (f)(h)	0.10	0.08	0.03	0.04	0.04
Net investment income (l)	1.43	1.56	1.48	0.93	1.37
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$328,533	$142,166	$83,109	$6,308	$2,148

Class 529A	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.94	$12.11	$14.36	$10.88	$9.98
Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss) on investments	1.88	2.79	(2.29)	3.47	0.97
Total from investment operations	$2.04	$2.97	$(2.15)	$3.57	$1.07
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$(0.10)	$(0.09)	$(0.17)
Net asset value, end of period (x)	$16.84	$14.94	$12.11	$14.36	$10.88
Total return (%) (r)(s)(t)(x)	13.69	24.62	(14.95)	32.89	10.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.43	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.35	0.37	0.33	0.39	0.39
Net investment income (l)	1.04	1.26	1.12	0.79	0.84
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$5,730	$4,504	$3,195	$3,496	$2,199

See Notes to Financial Statements

19

Financial Highlights – continued

Class 529B	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.85	$12.00	$14.22	$10.80	$9.91
Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.04	$0.04	$0.01	$0.01
Net realized and unrealized gain (loss) on investments	1.86	2.81	(2.26)	3.43	0.97
Total from investment operations	$1.90	$2.85	$(2.22)	$3.44	$0.98
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$(0.02)	$(0.09)
Net asset value, end of period (x)	$16.73	$14.85	$12.00	$14.22	$10.80
Total return (%) (r)(s)(t)(x)	12.77	23.75	(15.61)	31.85	9.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.19	1.13	1.14	1.15
Expenses after expense reductions (f)(h)	1.15	1.13	1.09	1.14	1.14
Net investment income (l)	0.25	0.27	0.31	0.07	0.12
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$443	$387	$449	$611	$437

Class 529C	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.66	$11.89	$14.10	$10.72	$9.87
Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.06	$0.05	$0.00 (w)	$0.02
Net realized and unrealized gain (loss) on investments	1.84	2.75	(2.24)	3.41	0.94
Total from investment operations	$1.88	$2.81	$(2.19)	$3.41	$0.96
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.04)	$(0.02)	$(0.03)	$(0.11)
Net asset value, end of period (x)	$16.50	$14.66	$11.89	$14.10	$10.72
Total return (%) (r)(s)(t)(x)	12.86	23.69	(15.55)	31.83	9.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.18	1.13	1.14	1.15
Expenses after expense reductions (f)(h)	1.15	1.13	1.08	1.14	1.14
Net investment income (l)	0.23	0.41	0.37	0.01	0.20
Portfolio turnover	2	2	8	6	1
Net assets at end of period (000 omitted)	$2,381	$2,221	$1,689	$1,983	$1,308

See Notes to Financial Statements

20

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at May 31, 2014 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

22

Notes to Financial Statements – continued

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

23

Notes to Financial Statements – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,389,070,960	$—	$—	$4,389,070,960

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct

24

Notes to Financial Statements – continued

investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended May 31, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

25

Notes to Financial Statements – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$34,027,398	$26,720,070

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$3,678,092,970
Gross appreciation	710,977,990
Gross depreciation	—
Net unrealized appreciation (depreciation)	$710,977,990
Undistributed ordinary income	38,947,273
Capital loss carryforwards	(173,771,226)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/17	$(63,202,722)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(173,771,226)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

26

Notes to Financial Statements – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/14	Year ended 5/31/13
Class A	$20,767,255	$18,531,551
Class B	—	75,113
Class C	1,386,766	874,988
Class I	6,660,776	4,079,758
Class R1	19,387	10,604
Class R2	390,021	381,674
Class R3	1,584,699	1,260,765
Class R4	3,166,561	1,458,412
Class 529A	44,668	40,802
Class 529B	426	—
Class 529C	6,839	6,403
Total	$34,027,398	$26,720,070

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the year ended May 31, 2014, this reduction amounted to $139,631 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $541,522 and $5,085 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

27

Notes to Financial Statements – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,700,846
Class B	0.75%	0.25%	1.00%	1.00%	710,953
Class C	0.75%	0.25%	1.00%	1.00%	4,560,191
Class R1	0.75%	0.25%	1.00%	1.00%	78,552
Class R2	0.25%	0.25%	0.50%	0.50%	264,946
Class R3	—	0.25%	0.25%	0.25%	424,621
Class 529A	—	0.25%	0.25%	0.20%	12,516
Class 529B	0.75%	0.25%	1.00%	1.00%	4,263
Class 529C	0.75%	0.25%	1.00%	1.00%	24,178
Total Distribution and Service Fees					$11,781,066

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $9,062, $51, $134, $2,458 and $74 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$11,832
Class B	44,602
Class C	32,447
Class 529B	—
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to

28

Notes to Financial Statements – continued

0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2015, unless MFD elects to extend the waiver. For the year ended May 31, 2014, this waiver amounted to $3,925 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended May 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$5,007	$2,503
Class 529B	426	213
Class 529C	2,418	1,209
Total Program Manager Fees and Waivers	$7,851	$3,925

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2014, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.0004% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

29

Notes to Financial Statements – continued

respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $21,231 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,034, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of shares of underlying funds aggregated $632,482,897 and $91,798,909, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,360,496	$500,499,833	32,591,927	$455,931,308
Class B	383,051	6,064,062	386,821	5,362,815
Class C	6,128,865	96,219,064	4,686,540	65,773,533
Class I	19,268,126	309,679,791	14,424,443	208,443,874
Class R1	214,171	3,355,950	170,916	2,360,819
Class R2	1,646,443	25,997,719	1,804,980	25,320,785
Class R3	6,130,889	97,691,354	4,975,504	69,547,863
Class R4	12,591,007	198,530,049	3,813,910	53,966,862
Class 529A	65,445	1,047,094	55,647	776,066
Class 529B	5,426	84,058	3,261	46,771
Class 529C	42,904	671,236	31,963	443,358
	77,836,823	$1,239,840,210	62,945,912	$887,974,054

30

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,230,333	$20,165,167	1,254,491	$17,738,500
Class B	—	—	4,734	66,316
Class C	67,253	1,085,453	47,277	659,521
Class I	293,574	4,846,909	185,902	2,645,384
Class R1	1,217	19,387	757	10,414
Class R2	17,946	290,184	20,379	284,698
Class R3	97,279	1,584,673	89,670	1,260,765
Class R4	192,308	3,165,388	102,778	1,458,412
Class 529A	2,743	44,659	2,904	40,802
Class 529B	26	426	—	—
Class 529C	427	6,839	462	6,396
	1,903,106	$31,209,085	1,709,354	$24,171,208

Shares reacquired
Class A	(21,322,094)	$(340,647,855)	(25,716,394)	$(356,208,844)
Class B	(1,654,896)	(26,219,069)	(2,087,105)	(29,161,555)
Class C	(3,638,459)	(57,076,708)	(5,162,133)	(70,254,206)
Class I	(8,937,698)	(144,187,790)	(5,252,451)	(73,982,581)
Class R1	(123,180)	(1,902,740)	(238,801)	(3,247,929)
Class R2	(960,291)	(15,126,950)	(1,335,173)	(18,848,847)
Class R3	(3,042,804)	(48,189,192)	(2,177,732)	(30,477,776)
Class R4	(2,914,456)	(46,960,896)	(1,301,276)	(18,534,436)
Class 529A	(29,409)	(461,448)	(21,074)	(293,715)
Class 529B	(5,027)	(80,464)	(14,603)	(197,815)
Class 529C	(50,444)	(802,124)	(23,020)	(309,790)
	(42,678,758)	$(681,655,236)	(43,329,762)	$(601,517,494)

Net change
Class A	11,268,735	$180,017,145	8,130,024	$117,460,964
Class B	(1,271,845)	(20,155,007)	(1,695,550)	(23,732,424)
Class C	2,557,659	40,227,809	(428,316)	(3,821,152)
Class I	10,624,002	170,338,910	9,357,894	137,106,677
Class R1	92,208	1,472,597	(67,128)	(876,696)
Class R2	704,098	11,160,953	490,186	6,756,636
Class R3	3,185,364	51,086,835	2,887,442	40,330,852
Class R4	9,868,859	154,734,541	2,615,412	36,890,838
Class 529A	38,779	630,305	37,477	523,153
Class 529B	425	4,020	(11,342)	(151,044)
Class 529C	(7,113)	(124,049)	9,405	139,964
	37,061,171	$589,394,059	21,325,504	$310,627,768

31

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $16,257 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	10,277,198	4,399,171	(1,007,718)	13,668,651
MFS Institutional Money Market Portfolio	91,798	269,125,478	(269,097,626)	119,650
MFS International Growth Fund	31,882,003	6,708,485	(654,342)	37,936,146
MFS International New Discovery Fund	12,672,234	2,139,055	(259,501)	14,551,788
MFS International Value Fund	27,552,984	4,042,208	(601,686)	30,993,506
MFS Research International Fund	62,119,896	10,721,618	(815,515)	72,025,999

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$11,619,050	$—	$2,914,959	$439,993,868
MFS Institutional Money Market Portfolio	—	—	1,874	119,650
MFS International Growth Fund	7,983,383	6,000,008	6,309,068	1,095,216,542
MFS International New Discovery Fund	4,084,122	—	5,502,274	440,337,096
MFS International Value Fund	8,996,656	2,838,145	20,222,355	1,099,649,579
MFS Research International Fund	5,476,398	—	19,676,076	1,313,754,225
	$38,159,609	$8,838,153	$54,626,606	$4,389,070,960

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS International Diversification Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Diversification Fund (one of the series of MFS Series Trust X) (the “Fund”) as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Diversification Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2014

33

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

34

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

35

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

36

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

37

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager
Thomas Melendez

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Income derived from foreign sources was $48,633,220. The fund intends to pass through foreign tax credits of $6,693,268 for the fiscal year.

39

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

40

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® INTERNATIONAL

GROWTH FUND

FGF-ANN

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.2%
Compass Group PLC	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.6%
Groupe Danone	2.5%
Bayer AG	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Pernod Ricard S.A.	2.1%
Canadian National Railway Co.	2.0%
Accenture PLC, “A”	1.9%
Honda Motor Co. Ltd.	1.9%

Equity sectors
Consumer Staples	17.1%
Financial Services	13.6%
Retailing	10.7%
Special Products & Services	9.1%
Technology	8.9%
Health Care	8.6%
Industrial Goods & Services	7.5%
Basic Materials	6.5%
Energy	4.8%
Transportation	4.1%
Autos & Housing	3.5%
Leisure	3.1%
Utilities & Communications	0.8%

Issuer country weightings (x)
United Kingdom	19.7%
France	13.8%
Switzerland	10.9%
Japan	10.5%
Germany	9.0%
United States	4.7%
Canada	3.9%
Denmark	3.2%
Hong Kong	3.0%
Other Countries	21.3%

Currency exposure weightings (y)
Euro	28.3%
British Pound Sterling	19.7%
Swiss Franc	10.9%
Japanese Yen	10.5%
United States Dollar	10.0%
Hong Kong Dollar	3.3%
Danish Krone	3.2%
Brazilian Real	2.5%
Taiwan Dollar	2.2%
Other Currencies	9.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS International Growth Fund (“fund”) provided a total return of 11.20%, at net asset value. This compares with a return of 13.28% for the fund’s benchmark, the MSCI All Country World (ex-US) Growth Index.

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and from emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Detractors from Performance

Stock selection in the financial services sector was a primary factor for the fund’s underperformance relative to the MSCI All Country World (ex-US) Growth Index. Holdings of trading systems developer BM&F Bovespa (b) (Brazil) were among the fund’s top relative detractors for the reporting period. The timing of the fund’s ownership in shares of Indonesian general banking services firm Bank Rakyat Indonesia (h) and investment management and banking firm UBS (Switzerland) further weighed on relative results.

4

Management Review – continued

Security selection and an overweight position in the consumer staples sector also hindered relative performance. Overweight positions in Japanese tobacco company Japan Tobacco and international food producer Danone (France) weakened relative results. Shares of Danone fell as investors appeared to have had concerns relating to allegations of bribery at its infant-nutrition division in China and contamination of a Fonterra ingredient used in Danone’s baby formula.

Within the autos & housing sector, weak stock selection detracted from relative performance. The fund’s overweight allocation to automobiles and motors manufacturer Honda Motor (Japan) hurt relative returns. Shares of Honda Motor were negatively impacted by harmful effects from North American plant shutdowns due to snow. The company also revised down motorcycle sales in Vietnam and Brazil as well as auto volumes in Thailand and North America which put further pressure on the share price.

Elsewhere, not holding strong-performing internet software service provider Tencent Holdings (China) and an overweight position in apparel manufacturer Cia Hering (Brazil) dampened relative results. The timing of the fund’s ownership in shares of technology investment firm SoftBank (Japan) and holdings of poor-performing management consulting firm Accenture (b) also hampered relative returns.

Contributors to Performance

Stock selection in the basic materials sector aided relative performance. Within this sector, holdings of global flavors and fragrances supplier Symrise (b) (Germany) benefited relative returns. Shares of Symrise appreciated as management reported strong sales growth in both of its Scent & Care and Flavors & Nutrition business segments.

Within other sectors, the fund’s overweight positions in contract food and support services company Compass Group (United Kingdom), hearing and wireless communication systems manufacturer Sonova Holdings (Switzerland), chain hotel, restaurant and coffee shop operator Whitbread (United Kingdom), internet search engine and online computer games provider NAVER (South Korea), Macau-based casino operator Sands China (h), international business process outsourcing and professional services company Capita (United Kingdom) and transaction processing solutions provider Amadeus IT Holding (Spain) strengthened relative performance. Holdings of Japanese oil and gas exploration company INPEX (b) and system services provider OBIC (b) (Japan) further supported relative results as both stocks outpaced the benchmark during the reporting period. Shares of OBIC rose as the company experienced healthy demand for systems integration across all industries, which led to the overshoot on the full-year earnings guidance. As a result, OBIC announced a surge in its dividends that further supported the positive price trend.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, benefited relative performance. All of

5

Management Review – continued

MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

David Antonelli Portfolio Manager	Kevin Dwan Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	11.20%	11.89%	8.38%	N/A
B	10/24/95	10.34%	11.05%	7.62%	N/A
C	7/01/96	10.35%	11.06%	7.62%	N/A
I	1/02/97	11.44%	12.17%	8.70%	N/A
R1	10/01/08	10.36%	11.05%	N/A	7.82%
R2	10/01/08	10.89%	11.60%	N/A	8.36%
R3	10/01/08	11.19%	11.90%	N/A	8.64%
R4	10/01/08	11.44%	12.17%	N/A	8.91%
R5	5/01/06	11.58%	12.14%	N/A	5.30%
Comparative benchmark
MSCI All Country World (ex-US) Growth Index (f)		13.28%	11.16%	7.99%	N/A
Average annual with sales charge
A With initial Sales Charge (5.75%)		4.80%	10.58%	7.74%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		6.34%	10.79%	7.62%	N/A
C With CDSC (1% for 12 months) (v)		9.35%	11.06%	7.62%	N/A

On May 30, 2012, Class W shares were redesignated Class R5 shares. Total returns for Class R5 shares prior to May 30, 2012 reflect the performance history of Class W shares which had different fees and expenses than Class R5 shares.

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country World (ex-US) Growth Index – a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

8

Performance Summary – continued

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	1.20%	$1,000.00	$1,036.17	$6.09
	Hypothetical (h)	1.20%	$1,000.00	$1,018.95	$6.04
B	Actual	1.96%	$1,000.00	$1,032.30	$9.93
	Hypothetical (h)	1.96%	$1,000.00	$1,015.16	$9.85
C	Actual	1.96%	$1,000.00	$1,032.24	$9.93
	Hypothetical (h)	1.96%	$1,000.00	$1,015.16	$9.85
I	Actual	0.96%	$1,000.00	$1,037.17	$4.88
	Hypothetical (h)	0.96%	$1,000.00	$1,020.14	$4.84
R1	Actual	1.96%	$1,000.00	$1,032.25	$9.93
	Hypothetical (h)	1.96%	$1,000.00	$1,015.16	$9.85
R2	Actual	1.46%	$1,000.00	$1,034.70	$7.41
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
R3	Actual	1.21%	$1,000.00	$1,035.93	$6.14
	Hypothetical (h)	1.21%	$1,000.00	$1,018.90	$6.09
R4	Actual	0.96%	$1,000.00	$1,037.28	$4.88
	Hypothetical (h)	0.96%	$1,000.00	$1,020.14	$4.84
R5	Actual	0.86%	$1,000.00	$1,037.76	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.64	$4.33

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.18%, $5.99 and $5.94 for Class A, 1.94%, $9.83 and $9.75 for Class B, 1.94%, $9.83 and $9.75 for Class C, 0.94%, $4.77 and $4.73 for Class I, 1.94%, $9.83 and $9.75 for Class R1, 1.44%, $7.31 and $7.24 for Class R2, 1.19%, $6.04 and $5.99 for Class R3, 0.94%, $4.77 and $4.73 for Class R4, and 0.84%, $4.27 and $4.23 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

11

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%
Rolls-Royce Holdings PLC	2,880,667	$50,217,129
Rolls-Royce Holdings PLC, IPS (a)	381,171,442	638,919

		$50,856,048
Airlines - 1.6%
Copa Holdings S.A., “A”	491,809	$70,294,258

Alcoholic Beverages - 5.1%
Carlsberg A.S., “B”	599,428	$62,457,457
Diageo PLC	2,081,681	66,959,876
Pernod Ricard S.A.	724,026	88,776,694

		$218,194,027
Apparel Manufacturers - 6.4%
Adidas AG	256,355	$27,515,717
Burberry Group PLC	1,207,132	31,018,615
Cia. Hering S.A.	432,000	4,194,081
Compagnie Financiere Richemont S.A.	431,599	45,473,328
Li & Fung Ltd.	36,956,400	53,673,642
LVMH Moet Hennessy Louis Vuitton S.A.	559,083	111,230,534

		$273,105,917
Automotive - 3.1%
Guangzhou Automobile Group Co. Ltd., “H”	22,832,000	$24,060,189
Honda Motor Co. Ltd.	2,332,500	81,890,821
Toyota Motor Corp.	491,900	27,785,538

		$133,736,548
Broadcasting - 1.4%
Publicis Groupe S.A. (l)	427,453	$36,872,151
WPP PLC	980,314	21,147,997

		$58,020,148
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	2,546,789	$19,000,982
BM&F Bovespa S.A.	6,979,500	34,207,432

		$53,208,414
Business Services - 9.1%
Accenture PLC, “A”	1,013,880	$82,580,526
Amadeus IT Holding S.A.	240,232	10,554,430

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Brenntag AG	294,550	$55,027,744
Capita Group PLC	2,455,194	45,557,399
Compass Group PLC	6,806,550	113,577,888
Experian Group Ltd.	2,359,284	41,009,499
Intertek Group PLC	658,784	32,222,098
Serco Group PLC	1,908,321	11,886,462

		$392,416,046
Computer Software - 2.9%
Dassault Systems S.A. (l)	198,203	$25,137,586
OBIC Co. Ltd.	1,355,000	43,302,727
SAP AG (l)	752,241	57,587,435

		$126,027,748
Computer Software - Systems - 0.9%
NICE Systems Ltd., ADR	1,033,810	$40,556,366

Construction - 0.4%
Bellway PLC	648,852	$15,008,947

Consumer Products - 3.5%
L’Oreal S.A.	237,880	$41,506,063
Reckitt Benckiser Group PLC	865,816	74,015,260
Uni-Charm Corp.	548,500	33,338,664

		$148,859,987
Electrical Equipment - 3.8%
Legrand S.A. (l)	326,568	$20,671,058
Mettler-Toledo International, Inc. (a)	188,613	46,213,957
Prysmian S.p.A.	1,455,746	33,794,334
Schneider Electric S.A.	640,626	60,325,444

		$161,004,793
Electronics - 3.5%
Samsung Electronics Co. Ltd.	36,565	$51,718,580
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,696,545	96,560,965

		$148,279,545
Energy - Independent - 1.0%
INPEX Corp.	3,058,400	$44,288,332

Energy - Integrated - 2.2%
BG Group PLC	3,044,122	$62,302,174
Suncor Energy, Inc.	819,698	31,546,618

		$93,848,792

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 6.9%
Chr. Hansen Holding A.S.	636,960	$27,047,751
Groupe Danone	1,435,559	106,904,475
M. Dias Branco S.A. Industria e Comercio de Alimentos	578,200	24,877,337
Nestle S.A.	1,769,939	138,847,811

		$297,677,374
Food & Drug Stores - 2.2%
Dairy Farm International Holdings Ltd.	1,259,900	$13,216,351
Jeronimo Martins SGPS S.A.	746,636	12,757,833
Lawson, Inc.	567,300	40,819,315
Sundrug Co. Ltd.	587,700	26,439,070

		$93,232,569
Gaming & Lodging - 0.5%
Paddy Power PLC	306,393	$21,885,363

General Merchandise - 1.4%
Dollarama, Inc.	576,940	$48,669,835
Lojas Renner S.A.	368,500	11,137,408

		$59,807,243
Insurance - 1.5%
AIA Group Ltd.	12,697,600	$63,627,620

Internet - 0.5%
NAVER Corp.	31,116	$23,118,926

Machinery & Tools - 2.5%
KONE Oyj “B”	493,151	$20,301,611
Schindler Holding AG	163,272	25,215,542
Weir Group PLC	1,417,820	62,265,557

		$107,782,710
Major Banks - 2.0%
HSBC Holdings PLC	3,628,675	$38,270,336
Standard Chartered PLC	2,137,099	48,091,068

		$86,361,404
Medical & Health Technology & Services - 0.5%
Fresenius Medical Care AG & Co. KGaA	314,741	$20,851,304

Medical Equipment - 2.0%
Essilor International S.A.	254,067	$26,688,299
Sonova Holding AG	389,106	59,354,416

		$86,042,715

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 1.0%
Rio Tinto Ltd.	813,201	$44,878,559

Network & Telecom - 1.1%
Ericsson, Inc., “B”	3,658,451	$45,839,976

Oil Services - 1.6%
Saipem S.p.A. (a)	1,477,403	$38,506,186
Technip	286,600	30,777,674

		$69,283,860
Other Banks & Diversified Financials - 8.9%
Aeon Credit Service Co. Ltd.	1,074,400	$27,130,487
Banco Santander Chile, ADR	786,947	19,752,370
Credicorp Ltd.	378,726	59,175,938
HDFC Bank Ltd.	3,519,700	47,285,704
Itau Unibanco Holding S.A., ADR	2,024,433	31,378,712
Julius Baer Group Ltd.	771,075	33,374,503
Kasikornbank PLC, NVDR	4,368,600	24,950,122
KBC Group N.V. (a)	682,796	40,645,999
Sberbank of Russia (a)	10,609,240	25,695,781
UBS AG	3,521,263	70,700,512

		$380,090,128
Pharmaceuticals - 6.1%
Bayer AG	730,348	$105,630,386
Novo Nordisk A.S., “B”	1,158,507	49,046,513
Roche Holding AG	246,199	72,443,815
Shire PLC	589,199	33,717,161

		$260,837,875
Railroad & Shipping - 2.5%
Canadian National Railway Co.	1,425,470	$86,354,973
Kuehne & Nagel, Inc. AG	152,260	20,760,409

		$107,115,382
Restaurants - 1.2%
Whitbread PLC	731,722	$51,341,768

Specialty Chemicals - 5.5%
Akzo Nobel N.V. (l)	342,931	$25,701,302
Croda International PLC	605,467	26,721,869
L’Air Liquide S.A.	281,854	41,052,761
Linde AG (l)	357,426	74,667,268
Nippon Paint Co. Ltd.	554,000	8,884,760

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Nitto Denko Corp.	236,400	$10,943,443
Symrise AG	869,460	47,129,652

		$235,101,055
Specialty Stores - 0.7%
Industria de Diseno Textil S.A.	220,826	$32,058,519

Telecommunications - Wireless - 0.8%
SoftBank Corp.	482,500	$35,112,070

Tobacco - 1.6%
Japan Tobacco, Inc.	2,020,600	$68,603,796
Total Common Stocks (Identified Cost, $3,382,963,717)		$4,218,356,132

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	55,433,816	$55,433,816

Collateral for Securities Loaned - 1.5%
Navigator Securities Lending Prime Portfolio, 0.15% at Cost and Net Asset Value (j)	66,369,629	$66,369,629
Total Investments (Identified Cost, $3,504,767,162)		$4,340,159,577

Other Assets, Less Liabilities - (1.1)%		(48,073,848)
Net Assets - 100.0%		$4,292,085,729

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,449,333,346)	$4,284,725,761
Underlying affiliated funds, at cost and value	55,433,816
Total investments, at value, including $63,438,932 of securities on loan (identified cost, $3,504,767,162)	$4,340,159,577
Cash	6,210,159
Foreign currency, at value (identified cost, $2,227,877)	2,227,199
Receivables for
Fund shares sold	10,912,200
Interest and dividends	13,636,214
Other assets	12,830
Total assets	$4,373,158,179
Liabilities
Payables for
Investments purchased	$6,211,861
Fund shares reacquired	5,594,828
Collateral for securities loaned, at value	66,369,629
Payable to affiliates
Investment adviser	256,915
Shareholder servicing costs	1,908,607
Distribution and service fees	16,220
Payable for independent Trustees’ compensation	2,672
Deferred country tax expense payable	209,294
Accrued expenses and other liabilities	502,424
Total liabilities	$81,072,450
Net assets	$4,292,085,729
Net assets consist of
Paid-in capital	$3,428,924,376
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $209,294 deferred country tax)	835,157,390
Accumulated distributions in excess of net realized gain on investments and foreign currency	(14,998,007)
Undistributed net investment income	43,001,970
Net assets	$4,292,085,729
Shares of beneficial interest outstanding	143,853,126

17

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$498,392,967	17,270,033	$28.86
Class B	12,479,537	459,175	27.18
Class C	42,406,602	1,594,754	26.59
Class I	1,573,586,563	49,416,541	31.84
Class R1	1,317,644	50,195	26.25
Class R2	27,315,852	1,026,059	26.62
Class R3	74,278,908	2,594,442	28.63
Class R4	240,875,918	8,343,643	28.87
Class R5	1,821,431,738	63,098,284	28.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.62 [100 / 94.25 x $28.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$84,200,329
Interest	1,045,417
Dividends from underlying affiliated funds	38,008
Foreign taxes withheld	(7,327,391)
Total investment income	$77,956,363
Expenses
Management fee	$28,881,723
Distribution and service fees	1,757,269
Shareholder servicing costs	3,686,207
Administrative services fee	442,463
Independent Trustees’ compensation	47,304
Custodian fee	824,409
Shareholder communications	138,352
Audit and tax fees	63,065
Legal fees	34,946
Miscellaneous	410,453
Total expenses	$36,286,191
Fees paid indirectly	(163)
Reduction of expenses by investment adviser and distributor	(110,020)
Net expenses	$36,176,008
Net investment income	$41,780,355
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $431,585 country tax)	$9,372,258
Foreign currency	(890,919)
Net realized gain (loss) on investments and foreign currency	$8,481,339
Change in unrealized appreciation (depreciation)
Investments (net of $260,790 decrease in deferred country tax)	$361,514,200
Translation of assets and liabilities in foreign currencies	197,642
Net unrealized gain (loss) on investments and foreign currency translation	$361,711,842
Net realized and unrealized gain (loss) on investments and foreign currency	$370,193,181
Change in net assets from operations	$411,973,536

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$41,780,355	$28,109,930
Net realized gain (loss) on investments and foreign currency	8,481,339	34,825,670
Net unrealized gain (loss) on investments and foreign currency translation	361,711,842	420,532,210
Change in net assets from operations	$411,973,536	$483,467,810
Distributions declared to shareholders
From net investment income	$(21,565,019)	$(26,800,048)
From net realized gain on investments	(21,736,069)	(8,610,028)
Total distributions declared to shareholders	$(43,301,088)	$(35,410,076)
Change in net assets from fund share transactions	$827,390,377	$648,718,041
Total change in net assets	$1,196,062,825	$1,096,775,775
Net assets
At beginning of period	3,096,022,904	1,999,247,129
At end of period (including undistributed net investment income of $43,001,970 and $21,087,091, respectively)	$4,292,085,729	$3,096,022,904

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.25	$21.66	$25.60	$19.23	$17.30
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.22	$0.21	$0.21	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.65	4.69	(3.96)	6.35	1.91
Total from investment operations	$2.92	$4.91	$(3.75)	$6.56	$2.11
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.19)	$(0.19)	$(0.18)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.31)	$(0.32)	$(0.19)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$28.86	$26.25	$21.66	$25.60	$19.23
Total return (%) (r)(s)(t)(x)	11.20	22.76	(14.60)	34.20	12.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	1.32	1.32	1.33	1.40
Expenses after expense reductions (f)	1.22	1.32	1.32	1.33	1.40
Net investment income	0.98	0.88	0.92	0.92	1.00
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$498,393	$306,765	$215,037	$282,410	$274,384

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.84	$20.50	$24.22	$18.20	$16.36
Income (loss) from investment operations
Net investment income (d)	$0.01	$0.00 (w)	$0.03	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.55	4.48	(3.73)	5.99	1.80
Total from investment operations	$2.56	$4.48	$(3.70)	$6.04	$1.84
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.05)	$(0.02)	$(0.02)	$—
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.22)	$(0.14)	$(0.02)	$(0.02)	$—
Net asset value, end of period (x)	$27.18	$24.84	$20.50	$24.22	$18.20
Total return (%) (r)(s)(t)(x)	10.34	21.91	(15.26)	33.17	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	2.07	2.07	2.08	2.15
Expenses after expense reductions (f)	1.97	2.07	2.07	2.08	2.15
Net investment income	0.03	0.02	0.14	0.25	0.21
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$12,480	$13,157	$12,830	$17,387	$15,153

Class C	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.32	$20.09	$23.77	$17.90	$16.14
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.02	$0.03	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.49	4.36	(3.66)	5.87	1.77
Total from investment operations	$2.51	$4.38	$(3.63)	$5.94	$1.83
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.06)	$(0.05)	$(0.07)	$(0.07)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.15)	$(0.05)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$26.59	$24.32	$20.09	$23.77	$17.90
Total return (%) (r)(s)(t)(x)	10.35	21.86	(15.26)	33.22	11.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	2.07	2.07	2.08	2.15
Expenses after expense reductions (f)	1.97	2.07	2.07	2.08	2.15
Net investment income	0.10	0.07	0.16	0.31	0.31
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$42,407	$36,202	$31,432	$40,549	$29,539

See Notes to Financial Statements

22

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.89	$23.79	$28.12	$21.10	$18.96
Income (loss) from investment operations
Net investment income (d)	$0.34	$0.31	$0.32	$0.33	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	2.95	5.17	(4.38)	6.93	2.09
Total from investment operations	$3.29	$5.48	$(4.06)	$7.26	$2.37
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.29)	$(0.27)	$(0.24)	$(0.23)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.34)	$(0.38)	$(0.27)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$31.84	$28.89	$23.79	$28.12	$21.10
Total return (%) (r)(s)(x)	11.44	23.12	(14.40)	34.52	12.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	1.07	1.07	1.08	1.15
Expenses after expense reductions (f)	0.97	1.07	1.07	1.08	1.15
Net investment income	1.14	1.15	1.27	1.32	1.28
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,573,587	$1,071,717	$1,508,177	$1,357,929	$899,052

Class R1	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.03	$19.90	$23.73	$17.91	$16.21
Income (loss) from investment operations
Net investment income (d)	$0.04	$0.02	$0.13	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.44	4.32	(3.76)	5.85	1.79
Total from investment operations	$2.48	$4.34	$(3.63)	$5.93	$1.84
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.20)	$(0.11)	$(0.14)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.26)	$(0.21)	$(0.20)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$26.25	$24.03	$19.90	$23.73	$17.91
Total return (%) (r)(s)(x)	10.36	21.88	(15.28)	33.18	11.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	2.07	2.08	2.07	2.15
Expenses after expense reductions (f)	1.97	2.07	2.08	2.07	2.15
Net investment income	0.17	0.11	0.61	0.37	0.29
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,318	$841	$537	$197	$108

See Notes to Financial Statements

23

Financial Highlights – continued

Class R2	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.28	$20.08	$23.86	$17.98	$16.27
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.15	$0.20	$0.29	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.47	4.34	(3.75)	5.79	1.75
Total from investment operations	$2.63	$4.49	$(3.55)	$6.08	$1.94
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.23)	$(0.20)	$(0.23)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.29)	$(0.29)	$(0.23)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$26.62	$24.28	$20.08	$23.86	$17.98
Total return (%) (r)(s)(x)	10.89	22.47	(14.84)	33.89	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	1.57	1.58	1.57	1.65
Expenses after expense reductions (f)	1.47	1.57	1.58	1.57	1.65
Net investment income	0.62	0.66	0.93	1.31	1.02
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$27,316	$22,880	$11,521	$6,297	$1,491

Class R3	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.05	$21.51	$25.48	$19.15	$17.26
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.26	$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.66	4.62	(3.97)	6.30	1.87
Total from investment operations	$2.90	$4.88	$(3.73)	$6.54	$2.11
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.24)	$(0.21)	$(0.22)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.32)	$(0.34)	$(0.24)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$28.63	$26.05	$21.51	$25.48	$19.15
Total return (%) (r)(s)(x)	11.19	22.77	(14.61)	34.23	12.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	1.32	1.33	1.33	1.40
Expenses after expense reductions (f)	1.22	1.32	1.33	1.33	1.40
Net investment income	0.87	1.05	1.06	1.07	1.20
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$74,279	$51,599	$16,606	$9,455	$7,016

See Notes to Financial Statements

24

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.22	$21.62	$25.59	$19.22	$17.29
Income (loss) from investment operations
Net investment income (d)	$0.30	$0.26	$0.36	$0.32	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	2.68	4.72	(4.06)	6.29	1.74
Total from investment operations	$2.98	$4.98	$(3.70)	$6.61	$2.16
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.27)	$(0.24)	$(0.23)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.33)	$(0.38)	$(0.27)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$28.87	$26.22	$21.62	$25.59	$19.22
Total return (%) (r)(s)(x)	11.44	23.12	(14.42)	34.51	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	1.07	1.07	1.08	1.15
Expenses after expense reductions (f)	0.97	1.07	1.07	1.08	1.15
Net investment income	1.10	1.06	1.59	1.37	2.07
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$240,876	$214,830	$203,007	$115,489	$40,781

Class R5 (y)	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$26.20	$21.59	$25.57	$19.21	$17.30
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.31	$0.22	$0.52	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.69	4.69	(3.94)	6.07	1.88
Total from investment operations	$3.02	$5.00	$(3.72)	$6.59	$2.13
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.30)	$(0.26)	$(0.23)	$(0.22)
From net realized gain on investments	(0.17)	(0.09)	—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.39)	$(0.26)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$28.87	$26.20	$21.59	$25.57	$19.21
Total return (%) (r)(s)(x)	11.58	23.25	(14.50)	34.39	12.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.98	1.17	1.17	1.25
Expenses after expense reductions (f)	0.88	0.98	1.17	1.17	1.25
Net investment income	1.22	1.23	0.95	2.23	1.25
Portfolio turnover	21	32	39	58	45
Net assets at end of period (000 omitted)	$1,821,432	$1,378,032	$100	$143,976	$25,338

See Notes to Financial Statements

25

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the

27

Notes to Financial Statements – continued

applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

28

Notes to Financial Statements – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$844,332,087	$638,919	$—	$844,971,006
France	589,942,739	—	—	589,942,739
Switzerland	466,170,336	—	—	466,170,336
Japan	—	448,539,022	—	448,539,022
Germany	388,409,506	—	—	388,409,506
Canada	166,571,425	—	—	166,571,425
Denmark	76,094,265	62,457,457	—	138,551,722
Hong Kong	130,517,614	—	—	130,517,614
United States	128,794,483	—	—	128,794,483
Other Countries	842,906,794	72,981,485	—	915,888,279
Mutual Funds	121,803,445	—	—	121,803,445
Total Investments	$3,755,542,694	$584,616,883	$—	$4,340,159,577

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $47,285,704 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,613,204,117 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

29

Notes to Financial Statements – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $63,438,932 and a related liability of $66,369,629 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

30

Notes to Financial Statements – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

31

Notes to Financial Statements – continued

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$21,565,019	$26,800,048
Long-term capital gains	21,736,069	8,610,028
Total distributions	$43,301,088	$35,410,076

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$3,537,432,258
Gross appreciation	858,192,935
Gross depreciation	(55,465,616)
Net unrealized appreciation (depreciation)	$802,727,319
Undistributed ordinary income	48,420,964
Undistributed long-term capital gain	13,186,678
Other temporary differences	(1,173,608)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 5/31/14	Year ended 5/31/13	Year ended 5/31/14	Year ended 5/31/13
Class A	$1,905,097	$2,386,822	$2,221,901	$926,438
Class B	24,135	32,152	83,111	53,052
Class C	104,110	93,663	255,890	131,498
Class I	7,452,943	7,725,290	7,478,535	2,413,108
Class R1	3,876	4,211	7,416	3,091
Class R2	115,560	164,405	162,014	71,850
Class R3	369,235	351,864	414,779	126,740
Class R4	1,237,260	2,198,779	1,266,768	689,033
Class R5	10,352,803	13,842,862	9,845,655	4,195,218
Total	$21,565,019	$26,800,048	$21,736,069	$8,610,028

32

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended May 31, 2014, this management fee reduction amounted to $87,951, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.78% of the fund’s average daily net assets.

Effective August 1, 2014, MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $402,289 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$943,407
Class B	0.75%	0.25%	1.00%	1.00%	127,396
Class C	0.75%	0.25%	1.00%	1.00%	388,428
Class R1	0.75%	0.25%	1.00%	1.00%	10,327
Class R2	0.25%	0.25%	0.50%	0.50%	122,132
Class R3	—	0.25%	0.25%	0.25%	165,579
Total Distribution and Service Fees					$1,757,269

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

33

Notes to Financial Statements – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $15,293, $36, and $73 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$2,088
Class B	22,066
Class C	3,888

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2014, the fee was $211,358, which equated to 0.0057% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,233,026.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period June 1, 2013 through December 31, 2013, these costs for the fund amounted to $1,241,823 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2014, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.0120% of the fund’s average daily net assets.

34

Notes to Financial Statements – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $84 and is included in independent Trustees’ compensation for the year ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,662 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $19,981 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,667, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 4,699 shares of Class R5 for an aggregate amount of $127,108.

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $1,580,420,586 and $772,533,762, respectively.

35

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,729,343	$239,673,463	4,405,444	$110,218,617
Class B	48,019	1,239,617	67,739	1,555,040
Class C	436,631	11,019,297	264,879	6,145,708
Class I	18,420,507	548,470,777	19,125,995	531,070,910
Class R1	19,126	484,217	16,747	370,065
Class R2	384,664	9,720,137	616,966	13,851,456
Class R3	1,218,750	32,718,256	1,577,724	38,531,136
Class R4	3,569,933	98,170,445	2,422,591	60,286,924
Class R5	11,251,350	304,008,705	53,867,540	1,198,898,358
	44,078,323	$1,245,504,914	82,365,625	$1,960,928,214

Shares issued to shareholders in reinvestment of distributions
Class A	134,977	$3,665,983	115,884	$2,866,984
Class B	3,986	102,287	3,455	81,177
Class C	11,257	282,662	7,142	164,272
Class I	458,520	13,723,507	325,641	8,854,083
Class R1	455	11,292	306	6,966
Class R2	10,062	252,363	9,351	214,223
Class R3	29,102	784,014	19,495	478,604
Class R4	62,379	1,692,959	95,376	2,353,891
Class R5	744,781	20,198,458	731,767	18,038,080
	1,455,519	$40,713,525	1,308,417	$33,058,280

Shares reacquired
Class A	(3,279,112)	$(89,664,479)	(2,765,848)	$(68,050,300)
Class B	(122,584)	(3,141,982)	(167,191)	(3,930,893)
Class C	(341,456)	(8,616,786)	(348,195)	(7,852,068)
Class I	(6,559,918)	(194,884,706)	(45,759,702)	(1,110,456,069)
Class R1	(4,394)	(108,292)	(9,000)	(210,013)
Class R2	(311,004)	(7,817,868)	(257,790)	(5,864,208)
Class R3	(633,870)	(17,288,954)	(388,769)	(9,615,899)
Class R4	(3,482,752)	(95,941,792)	(3,712,765)	(90,596,039)
Class R5	(1,490,009)	(41,363,203)	(2,011,775)	(48,692,964)
	(16,225,099)	$(458,828,062)	(55,421,035)	$(1,345,268,453)

36

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	5,585,208	$153,674,967	1,755,480	$45,035,301
Class B	(70,579)	(1,800,078)	(95,997)	(2,294,676)
Class C	106,432	2,685,173	(76,174)	(1,542,088)
Class I	12,319,109	367,309,578	(26,308,066)	(570,531,076)
Class R1	15,187	387,217	8,053	167,018
Class R2	83,722	2,154,632	368,527	8,201,471
Class R3	613,982	16,213,316	1,208,450	29,393,841
Class R4	149,560	3,921,612	(1,194,798)	(27,955,224)
Class R5	10,506,122	282,843,960	52,587,532	1,168,243,474
	29,308,743	$827,390,377	28,253,007	$648,718,041

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of 26%, 6%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $15,060 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

37

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,422,630	819,726,419	(798,715,233)	55,433,816

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,008	$55,433,816

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Growth Fund (the Fund) (one of the portfolios constituting MFS Series Trust X), as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund (one of the portfolios constituting MFS Series Trust X) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 16, 2014

39

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

40

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

43

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
David Antonelli Kevin Dwan

44

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $24,458,000 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $71,157,041. The fund intends to pass through foreign tax credits of $5,371,231 for the fiscal year.

45

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

46

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® INTERNATIONAL VALUE FUND

FGI-ANN

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
Groupe Danone	3.7%
Nestle S.A.	3.2%
KDDI Corp.	3.2%
Kao Corp.	3.1%
Reckitt Benckiser Group PLC	2.9%
Compass Group PLC	2.8%
Novartis AG	2.7%
GlaxoSmithKline PLC	2.6%
Bayer AG	2.3%
Henkel KGaA, IPS	2.2%

Equity sectors
Consumer Staples	23.0%
Financial Services	18.5%
Health Care	11.7%
Special Products & Services	8.9%
Technology	7.8%
Utilities & Communications	5.1%
Industrial Goods & Services	4.9%
Basic Materials	4.3%
Autos & Housing	2.2%
Leisure	2.1%
Energy	1.9%
Transportation	1.8%
Retailing	1.1%

Issuer country weightings (i)(x)
Japan	23.9%
United Kingdom	21.1%
Switzerland	12.6%
Germany	11.0%
France	8.4%
United States	6.9%
Netherlands	2.9%
Australia	2.6%
Sweden	2.0%
Other Countries	8.6%

Currency exposure weightings (i)(y)
Euro	25.7%
Japanese Yen	23.4%
British Pound Sterling	21.1%
Swiss Franc	12.6%
United States Dollar	7.1%
Australian Dollar	2.6%
Swedish Krona	2.0%
Danish Krone	1.4%
Taiwan Dollar	1.3%
Other Currencies	2.8%

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS International Value Fund (“fund”) provided a total return of 19.70%, at net asset value. This compares with a return of 21.01% for the fund’s benchmark, the MSCI EAFE Value Index.

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and from emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Detractors from Performance

The combination of an overweight position and stock selection in the consumer staples sector was a primary detractor from performance relative to the MSCI EAFE Value Index. The fund’s holdings of international food producer Danone (b) (France) and brewer Heineken International (b) (Netherlands), and an overweight allocation to tobacco company Japan Tobacco (Japan), hindered relative performance. Shares of Danone fell as investors appeared to have had concerns relating to allegations of bribery at its infant-nutrition division in China and contamination of an ingredient supplied by Fonterra used in Danone’s baby formula.

4

Management Review – continued

Security selection in the energy sector was another factor that weakened relative returns. Not holding strong-performing integrated oil company Total (France) held back relative performance. Shares of Total appeared to have reacted positively to news, in the latter half of the reporting period, that the company had increased its dividend payout and on news that some of the company’s larger project initiatives had started on-budget and on-schedule.

Within the leisure sector, stock selection detracted from relative performance, led by the fund’s holdings of weak-performing television network operator Fuji Television Network (b) (Japan).

Elsewhere, an overweight allocation to weak-performing pharmaceutical firm GlaxoSmithKline (United Kingdom) and not holding strong-performing financial services firm Banco Santander (Spain), automotive manufacturer Daimler AG (Germany) and pharmaceutical firm AstraZeneca (United Kingdom) weighed on relative results.

The fund’s cash and/or cash equivalents position during the period also held back relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

Security selection in the special products & services sector was a primary contributor to relative performance. An overweight position in travel solutions provider Amadeus IT Holding (Spain) and the fund’s holdings of distribution and outsourcing service provider Bunzl (b) (United Kingdom) and food and support service provider Compass Group (b) (United Kingdom) aided relative results as all three stocks outperformed the benchmark over the period. Shares of Amadeus IT Holding appreciated, particularly toward the end of 2013, as the company announced its acquisition of Newmarket International, a cloud-based IT solutions provider in the hotel industry.

The combination of favorable stock selection and an underweight position in the financial services sector benefited relative performance. Here, an underweight position in financial services firm HSBC Holdings (United Kingdom) and the fund’s avoidance of weak-performing diversified financial services firms, Mitsubishi UFJ Financial Group (Japan) and Barclays (United Kingdom), supported relative results.

Security selection and an underweight position in the basic materials sector was another factor that positively impacted relative results. However, there were no individual stocks within this sector that were among the fund’s top relative contributors.

Stock selection in the technology sector boosted relative performance. Within this sector, an overweight allocation to strong-performing mobile phone maker Nokia (Finland) supported relative results.

Stocks in other sectors that aided relative performance included the fund’s overweight allocation to telecommunications company KDDI (Japan) and holdings of healthcare

5

Management Review – continued

products maker Bayer (b) (Germany). Additionally, the fund’s avoidance of pharmaceutical company Sanofi (France) strengthened relative performance as the stock lagged the benchmark over the reporting period.

Respectfully,

Benjamin Stone	Barnaby Wiener
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

7

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	10/24/95	19.70%	14.46%	10.08%	N/A
B	10/24/95	18.81%	13.60%	9.32%	N/A
C	7/01/96	18.80%	13.61%	9.31%	N/A
I	1/02/97	20.01%	14.76%	10.41%	N/A
R1	10/01/08	18.84%	13.61%	N/A	10.11%
R2	10/01/08	19.42%	14.18%	N/A	10.64%
R3	10/01/08	19.73%	14.47%	N/A	10.93%
R4	10/01/08	20.02%	14.75%	N/A	11.20%
R5	5/01/06	20.07%	14.73%	N/A	6.61%
Comparative benchmark
MSCI EAFE Value Index (f)		21.01%	11.38%	7.51%	N/A
Average annual with sales charge
A With initial Sales Charge (5.75%)		12.82%	13.12%	9.43%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		14.81%	13.36%	9.32%	N/A
C With CDSC (1% for 12 months) (v)		17.80%	13.61%	9.31%	N/A

On May 30, 2012, Class W shares were redesignated Class R5 shares. Total returns for Class R5 shares prior to May 30, 2012 reflect the performance history of Class W shares which had different fees and expenses than Class R5 shares.

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI EAFE (Europe, Australasia, Far East) Value Index – a market capitalization-weighted index that is designed to measure equity market performance for value securities in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class

8

Performance Summary – continued

has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	1.08%	$1,000.00	$1,058.65	$5.54
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
B	Actual	1.83%	$1,000.00	$1,054.65	$9.37
	Hypothetical (h)	1.83%	$1,000.00	$1,015.81	$9.20
C	Actual	1.83%	$1,000.00	$1,054.85	$9.38
	Hypothetical (h)	1.83%	$1,000.00	$1,015.81	$9.20
I	Actual	0.83%	$1,000.00	$1,059.83	$4.26
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
R1	Actual	1.83%	$1,000.00	$1,054.76	$9.37
	Hypothetical (h)	1.83%	$1,000.00	$1,015.81	$9.20
R2	Actual	1.33%	$1,000.00	$1,057.31	$6.82
	Hypothetical (h)	1.33%	$1,000.00	$1,018.30	$6.69
R3	Actual	1.08%	$1,000.00	$1,058.68	$5.54
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R4	Actual	0.83%	$1,000.00	$1,059.88	$4.26
	Hypothetical (h)	0.83%	$1,000.00	$1,020.79	$4.18
R5	Actual	0.74%	$1,000.00	$1,060.48	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

11

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.4%
Cobham PLC	51,446,043	$274,999,548

Alcoholic Beverages - 3.2%
Heineken N.V.	4,093,186	$288,522,479
Pernod Ricard S.A.	2,572,360	315,410,795

		$603,933,274
Automotive - 0.8%
USS Co. Ltd.	9,441,000	$155,103,118

Broadcasting - 1.3%
Fuji Television Network, Inc.	7,442,300	$118,627,328
Nippon Television Holdings, Inc.	7,546,400	122,597,526

		$241,224,854
Brokerage & Asset Managers - 1.9%
Computershare Ltd.	12,171,430	$144,463,936
Daiwa Securities Group, Inc.	13,428,000	108,987,013
IG Group Holdings PLC	10,279,149	103,637,822

		$357,088,771
Business Services - 9.0%
Amadeus IT Holding S.A.	8,389,783	$368,599,440
Brenntag AG	935,452	174,760,865
Bunzl PLC	12,745,271	357,199,493
Compass Group PLC	31,747,475	529,756,069
Nomura Research, Inc.	8,074,300	272,226,976

		$1,702,542,843
Chemicals - 1.3%
Givaudan S.A.	153,682	$251,932,078

Computer Software - 1.2%
Dassault Systems S.A. (l)	852,079	$108,067,026
OBIC Co. Ltd.	3,873,700	123,794,668

		$231,861,694
Computer Software - Systems - 0.5%
Canon, Inc.	2,746,300	$90,685,800

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.4%
Geberit AG	787,395	$260,706,441

Consumer Products - 8.6%
Henkel KGaA, IPS	3,652,578	$421,871,651
Kao Corp.	14,747,800	584,980,837
KOSE Corp.	2,356,000	83,289,333
Reckitt Benckiser Group PLC	6,349,598	542,802,567

		$1,632,944,388
Containers - 1.8%
Brambles Ltd.	37,870,629	$339,050,115

Electrical Equipment - 1.7%
Legrand S.A. (l)	3,330,160	$210,792,030
Spectris PLC	2,821,897	108,602,176

		$319,394,206
Electronics - 3.8%
ASM International N.V. (l)	1,301,148	$54,176,440
Halma PLC	14,022,408	139,145,701
Hirose Electric Co. Ltd.	1,257,020	180,625,484
Infineon Technologies AG	8,896,724	110,348,751
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,982,939	246,369,226

		$730,665,602
Energy - Independent - 0.7%
Cairn Energy PLC (a)	18,397,408	$60,873,640
INPEX Corp.	5,252,900	76,066,629

		$136,940,269
Energy - Integrated - 1.2%
Royal Dutch Shell PLC, “A”	5,776,094	$227,040,109

Food & Beverages - 7.5%
Groupe Danone	9,333,955	$695,089,200
ITO EN Ltd.	1,760,200	40,276,605
Nestle S.A.	7,658,149	600,764,899
Toyo Suisan Kaisha Ltd.	2,677,000	81,625,410

		$1,417,756,114
Food & Drug Stores - 0.5%
Lawson, Inc.	1,437,100	$103,404,613

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 6.4%
Amlin PLC	7,543,180	$59,426,180
Catlin Group Ltd.	7,691,513	67,492,257
Delta Lloyd N.V.	2,560,602	62,182,982
Euler Hermes	536,359	64,076,913
Fairfax Financial Holdings Ltd.	453,105	204,053,954
Hiscox Ltd.	9,327,730	106,397,049
ING Groep N.V. (a)	10,350,204	144,968,744
Jardine Lloyd Thompson Group PLC	6,142,889	106,776,802
Sony Financial Holdings, Inc.	7,758,700	128,443,653
Zurich Insurance Group AG	905,329	271,649,249

		$1,215,467,783
Leisure & Toys - 0.6%
Sankyo Co. Ltd.	1,423,500	$53,127,650
Yamaha Corp.	3,467,900	54,202,249

		$107,329,899
Machinery & Tools - 1.7%
Glory Ltd.	2,493,100	$74,087,327
Neopost S.A. (h)	2,320,259	185,628,311
Schindler Holding AG	470,834	72,715,067

		$332,430,705
Major Banks - 2.6%
Bank of Ireland (a)	140,722,404	$54,094,859
HSBC Holdings PLC	25,369,956	267,567,841
Sumitomo Mitsui Financial Group, Inc.	4,017,000	163,027,280

		$484,689,980
Medical & Health Technology & Services - 0.7%
Kobayashi Pharmaceutical Co. Ltd.	2,070,100	$133,456,707

Medical Equipment - 0.7%
Nihon Kohden Corp.	1,945,200	$87,992,593
Terumo Corp.	2,286,400	48,708,052

		$136,700,645
Network & Telecom - 2.2%
Ericsson, Inc., “B”	30,600,135	$383,416,216
Nokia Oyj	5,273,337	42,590,969

		$426,007,185
Other Banks & Diversified Financials - 3.7%
Chiba Bank Ltd.	8,491,000	$55,399,627
DnB NOR A.S.A.	12,355,600	232,110,587

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Hachijuni Bank Ltd.	8,329,000	$45,881,541
Joyo Bank Ltd.	11,987,000	59,138,653
Julius Baer Group Ltd.	1,670,684	72,312,353
Jyske Bank A.S. (a)	832,314	46,120,757
North Pacific Bank Ltd.	12,484,400	48,749,909
Sydbank A.S. (a)	1,702,294	45,481,440
UniCredit S.p.A.	11,872,920	103,500,328

		$708,695,195
Pharmaceuticals - 10.3%
Bayer AG	3,045,053	$440,406,659
GlaxoSmithKline PLC	18,629,923	499,951,503
Novartis AG	5,660,185	507,552,044
Roche Holding AG	1,221,625	359,461,963
Santen Pharmaceutical Co. Ltd.	2,645,500	142,892,220

		$1,950,264,389
Printing & Publishing - 0.3%
United Business Media Ltd.	4,328,128	$48,861,094

Real Estate - 4.0%
Deutsche Annington Immobilien SE	5,897,640	$173,650,344
Deutsche Wohnen AG (a)	7,631,561	169,256,194
Deutsche Wohnen AG (a)	6,131,678	132,480,587
GAGFAH S.A. (a)	4,600,926	76,703,528
LEG Immobilien AG	1,585,849	111,870,563
TAG Immobilien AG (h)(l)	7,181,730	90,163,828

		$754,125,044
Specialty Chemicals - 1.2%
Sigma-Aldrich Corp.	488,158	$48,098,208
Symrise AG	3,417,373	185,240,954

		$233,339,162
Specialty Stores - 0.5%
Esprit Holdings Ltd.	69,938,621	$103,199,147

Telecommunications - Wireless - 4.1%
KDDI Corp.	10,032,194	$600,099,513
Vodafone Group PLC	51,564,022	181,074,085

		$781,173,598
Telephone Services - 1.0%
TDC A.S.	17,752,626	$172,668,520
Telecom Italia S.p.A. - Savings Shares	22,425,957	21,414,245

		$194,082,765

15

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Tobacco - 3.7%
British American Tobacco PLC		5,453,454	$329,124,306
Japan Tobacco, Inc.		11,013,800	373,942,633

			$703,066,939
Trucking - 1.8%
Yamato Holdings Co. Ltd.		15,831,900	$337,600,005
Total Common Stocks (Identified Cost, $14,177,536,702)			$17,727,764,079

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - October 2014 @ $111	JPY	36,757,020,312	$110,271
JPY Currency - July 2015 @ $116.5		36,757,020,312	882,168
JPY Currency - June 2014 @ EUR 141.25		13,552,479,260	81,315
JPY Currency - April 2015 @ $112.25		15,505,186,100	496,166
JPY Currency - April 2015 @ $112.25		15,505,186,000	496,166
Total Put Options Purchased (Premiums Paid, $11,958,601)			$2,066,086

Call Options Purchased - 0.0%
EUR Currency - June 2014 @ JPY 152.75	EUR	106,055,191	$0
EUR Currency - December 2014 @ JPY 155.25		104,795,565	131,309
EUR Currency - October 2014 @ JPY 144.20		204,444,814	1,154,909
Total Call Options Purchased (Premiums Paid, $8,120,062)			$1,286,218

Issuer	Shares/Par
Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)		1,201,741,642	$1,201,741,642

Collateral for Securities Loaned - 1.1%
Navigator Securities Lending Prime Portfolio, 0.15%, at Cost and Net Asset Value (j)		215,354,639	$215,354,639
Total Investments (Identified Cost, $15,614,711,646)			$19,148,212,664

Other Assets, Less Liabilities - (0.7)%			(137,288,528)
Net Assets - 100.0%			$19,010,924,136

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

16

Portfolio of Investments – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $14,165,229,590)	$17,670,678,883
Underlying affiliated funds, at cost and value	1,201,741,642
Other affiliated issuers, at value (identified cost, $247,740,414)	275,792,139
Total investments, at value, including $207,578,147 of securities on loan (identified cost, $15,614,711,646)	$19,148,212,664
Cash	743
Foreign currency, at value (identified cost, $5,470,507)	5,473,017
Receivables for
Investments sold	22,888,171
Fund shares sold	101,984,642
Interest and dividends	97,832,112
Other assets	48,156
Total assets	$19,376,439,505
Liabilities
Payables for
Investments purchased	$119,487,485
Fund shares reacquired	20,462,693
Collateral for securities loaned, at value (c)	215,354,639
Payable to affiliates
Investment adviser	969,421
Shareholder servicing costs	7,193,016
Distribution and service fees	191,710
Payable for independent Trustees’ compensation	3,469
Accrued expenses and other liabilities	1,852,936
Total liabilities	$365,515,369
Net assets	$19,010,924,136
Net assets consist of
Paid-in capital	$15,022,513,592
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,533,333,372
Accumulated net realized gain (loss) on investments and foreign currency	96,007,172
Undistributed net investment income	359,070,000
Net assets	$19,010,924,136
Shares of beneficial interest outstanding	529,565,648

18

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,775,930,914	163,465,909	$35.33
Class B	54,371,254	1,610,460	33.76
Class C	520,228,109	16,036,867	32.44
Class I	8,552,022,255	231,750,762	36.90
Class R1	7,361,982	224,262	32.83
Class R2	402,076,880	12,081,533	33.28
Class R3	540,587,417	15,367,057	35.18
Class R4	821,266,057	23,167,112	35.45
Class R5	2,337,079,268	65,861,686	35.48

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.49 [100 / 94.25 x $35.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$578,392,798
Interest	4,769,334
Dividends from other affiliated issuers	9,158,890
Dividends from underlying affiliated funds	748,398
Foreign taxes withheld	(31,831,466)
Total investment income	$561,237,954
Expenses
Management fee	$105,120,965
Distribution and service fees	17,245,507
Shareholder servicing costs	12,017,995
Administrative services fee	482,280
Independent Trustees’ compensation	130,880
Custodian fee	1,917,129
Shareholder communications	765,300
Audit and tax fees	71,548
Legal fees	136,418
Miscellaneous	1,662,908
Total expenses	$139,550,930
Fees paid indirectly	(190)
Reduction of expenses by investment adviser and distributor	(2,924,788)
Net expenses	$136,625,952
Net investment income	$424,612,002
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$182,431,192
Foreign currency	258,315
Net realized gain (loss) on investments and foreign currency	$182,689,507
Change in unrealized appreciation (depreciation)
Investments	$1,995,223,379
Translation of assets and liabilities in foreign currencies	1,334,473
Net unrealized gain (loss) on investments and foreign currency translation	$1,996,557,852
Net realized and unrealized gain (loss) on investments and foreign currency	$2,179,247,359
Change in net assets from operations	$2,603,859,361

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$424,612,002	$176,119,509
Net realized gain (loss) on investments and foreign currency	182,689,507	123,349,678
Net unrealized gain (loss) on investments and foreign currency translation	1,996,557,852	1,539,468,909
Change in net assets from operations	$2,603,859,361	$1,838,938,096
Distributions declared to shareholders
From net investment income	$(277,203,269)	$(130,000,546)
From net realized gain on investments	(41,823,085)	—
Total distributions declared to shareholders	$(319,026,354)	$(130,000,546)
Change in net assets from fund share transactions	$6,363,684,658	$3,882,639,434
Total change in net assets	$8,648,517,665	$5,591,576,984
Net assets
At beginning of period	10,362,406,471	4,770,829,487
At end of period (including undistributed net investment income of $359,070,000 and $170,776,196, respectively)	$19,010,924,136	$10,362,406,471

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.14	$23.78	$26.57	$20.75	$19.35
Income (loss) from investment operations
Net investment income (d)	$0.93	$0.57	$0.67	$0.44	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	4.96	6.25	(3.11)	5.66	1.19
Total from investment operations	$5.89	$6.82	$(2.44)	$6.10	$1.61
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.46)	$(0.35)	$(0.28)	$(0.21)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.70)	$(0.46)	$(0.35)	$(0.28)	$(0.21)
Net asset value, end of period (x)	$35.33	$30.14	$23.78	$26.57	$20.75
Total return (%) (r)(s)(t)(x)	19.70	28.92	(9.15)	29.51	8.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	1.14	1.23	1.28	1.35
Expenses after expense reductions (f)	1.08	1.14	1.23	1.28	1.35
Net investment income	2.80	2.09	2.73	1.85	1.88
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$5,775,931	$2,962,849	$1,699,622	$1,462,263	$1,308,449

See Notes to Financial Statements

22

Financial Highlights – continued

Class B	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.85	$22.79	$25.50	$19.90	$18.54
Income (loss) from investment operations
Net investment income (d)	$0.60	$0.33	$0.45	$0.24	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	4.79	6.01	(2.96)	5.44	1.19
Total from investment operations	$5.39	$6.34	$(2.51)	$5.68	$1.36
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.28)	$(0.20)	$(0.08)	$—
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.48)	$(0.28)	$(0.20)	$(0.08)	$—
Net asset value, end of period (x)	$33.76	$28.85	$22.79	$25.50	$19.90
Total return (%) (r)(s)(t)(x)	18.81	27.95	(9.82)	28.60	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.89	1.98	2.03	2.10
Expenses after expense reductions (f)	1.83	1.89	1.98	2.03	2.10
Net investment income	1.91	1.25	1.89	1.07	0.80
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$54,371	$39,272	$29,232	$28,686	$21,961

Class C	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$27.81	$22.01	$24.64	$19.28	$18.01
Income (loss) from investment operations
Net investment income (d)	$0.69	$0.38	$0.43	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	4.50	5.74	(2.86)	5.26	1.14
Total from investment operations	$5.19	$6.12	$(2.43)	$5.50	$1.33
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.32)	$(0.20)	$(0.14)	$(0.06)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.56)	$(0.32)	$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$32.44	$27.81	$22.01	$24.64	$19.28
Total return (%) (r)(s)(t)(x)	18.80	27.98	(9.82)	28.60	7.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.89	1.98	2.03	2.10
Expenses after expense reductions (f)	1.83	1.89	1.98	2.03	2.10
Net investment income	2.27	1.49	1.89	1.08	0.95
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$520,228	$199,007	$92,451	$92,921	$66,124

See Notes to Financial Statements

23

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$31.43	$24.77	$27.66	$21.56	$20.07
Income (loss) from investment operations
Net investment income (d)	$1.04	$0.75	$0.81	$0.53	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	5.19	6.42	(3.29)	5.88	1.28
Total from investment operations	$6.23	$7.17	$(2.48)	$6.41	$1.72
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.76)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$36.90	$31.43	$24.77	$27.66	$21.56
Total return (%) (r)(s)(x)	20.01	29.22	(8.90)	29.89	8.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.89	0.98	1.03	1.10
Expenses after expense reductions (f)	0.83	0.89	0.98	1.03	1.10
Net investment income	3.01	2.59	3.16	2.13	1.91
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$8,552,022	$4,611,464	$2,348,278	$1,339,067	$830,162

Class R1	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.10	$22.27	$25.05	$19.61	$18.37
Income (loss) from investment operations
Net investment income (d)	$0.66	$0.38	$0.76	$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	4.60	5.80	(3.22)	5.27	1.19
Total from investment operations	$5.26	$6.18	$(2.46)	$5.59	$1.36
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.35)	$(0.32)	$(0.15)	$(0.12)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.53)	$(0.35)	$(0.32)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$32.83	$28.10	$22.27	$25.05	$19.61
Total return (%) (r)(s)(x)	18.84	27.93	(9.77)	28.55	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.89	1.97	2.03	2.10
Expenses after expense reductions (f)	1.83	1.89	1.97	2.03	2.10
Net investment income	2.14	1.47	3.26	1.40	0.84
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$7,362	$3,516	$1,454	$256	$98

See Notes to Financial Statements

24

Financial Highlights – continued

Class R2	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$28.43	$22.46	$25.13	$19.67	$18.42
Income (loss) from investment operations
Net investment income (d)	$0.76	$0.46	$0.58	$0.38	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	4.72	5.92	(2.95)	5.34	1.08
Total from investment operations	$5.48	$6.38	$(2.37)	$5.72	$1.48
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.41)	$(0.30)	$(0.26)	$(0.23)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.63)	$(0.41)	$(0.30)	$(0.26)	$(0.23)
Net asset value, end of period (x)	$33.28	$28.43	$22.46	$25.13	$19.67
Total return (%) (r)(s)(x)	19.42	28.61	(9.38)	29.22	7.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	1.39	1.48	1.53	1.62
Expenses after expense reductions (f)	1.33	1.39	1.48	1.53	1.61
Net investment income	2.44	1.77	2.46	1.69	1.85
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$402,077	$265,545	$191,405	$190,555	$111,399

Class R3	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.01	$23.68	$26.50	$20.70	$19.32
Income (loss) from investment operations
Net investment income (d)	$0.92	$0.59	$0.69	$0.56	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	4.95	6.20	(3.12)	5.52	1.13
Total from investment operations	$5.87	$6.79	$(2.43)	$6.08	$1.61
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.46)	$(0.39)	$(0.28)	$(0.23)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.70)	$(0.46)	$(0.39)	$(0.28)	$(0.23)
Net asset value, end of period (x)	$35.18	$30.01	$23.68	$26.50	$20.70
Total return (%) (r)(s)(x)	19.73	28.90	(9.14)	29.52	8.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	1.14	1.23	1.28	1.36
Expenses after expense reductions (f)	1.08	1.14	1.23	1.28	1.36
Net investment income	2.79	2.15	2.80	2.32	2.15
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$540,587	$294,139	$171,798	$109,906	$46,546

See Notes to Financial Statements

25

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.22	$23.83	$26.63	$20.77	$19.35
Income (loss) from investment operations
Net investment income (d)	$0.98	$0.67	$0.79	$0.52	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	5.01	6.23	(3.18)	5.65	1.17
Total from investment operations	$5.99	$6.90	$(2.39)	$6.17	$1.65
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.76)	$(0.51)	$(0.41)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$35.45	$30.22	$23.83	$26.63	$20.77
Total return (%) (r)(s)(x)	20.02	29.24	(8.91)	29.87	8.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.89	0.98	1.03	1.10
Expenses after expense reductions (f)	0.83	0.89	0.98	1.03	1.10
Net investment income	2.97	2.42	3.19	2.14	2.15
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$821,266	$492,660	$236,489	$107,858	$68,408

Class R5 (y)	Years ended 5/31
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$30.25	$23.84	$26.63	$20.78	$19.37
Income (loss) from investment operations
Net investment income (d)	$0.99	$0.66	$0.74	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	5.02	6.27	(3.14)	5.68	1.16
Total from investment operations	$6.01	$6.93	$(2.40)	$6.15	$1.63
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.52)	$(0.39)	$(0.30)	$(0.22)
From net realized gain on investments	(0.10)	—	—	—	—
Total distributions declared to shareholders	$(0.78)	$(0.52)	$(0.39)	$(0.30)	$(0.22)
Net asset value, end of period (x)	$35.48	$30.25	$23.84	$26.63	$20.78
Total return (%) (r)(s)(x)	20.07	29.35	(8.95)	29.74	8.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.82	1.07	1.13	1.21
Expenses after expense reductions (f)	0.74	0.82	1.07	1.13	1.21
Net investment income	3.01	2.38	3.00	1.96	2.10
Portfolio turnover	18	12	15	24	25
Net assets at end of period (000 omitted)	$2,337,079	$1,493,955	$100	$101,834	$67,770

See Notes to Financial Statements

26

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures,

28

Notes to Financial Statements – continued

to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

29

Notes to Financial Statements – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$87,992,594	$4,461,048,358	$—	$4,549,040,952
United Kingdom	4,010,728,243	—	—	4,010,728,243
Switzerland	2,397,094,093	—	—	2,397,094,093
Germany	2,086,753,924	—	—	2,086,753,924
France	1,579,064,275	—	—	1,579,064,275
Netherlands	549,850,646	—	—	549,850,646
Australia	339,050,115	144,463,936	—	483,514,051
Sweden	383,416,216	—	—	383,416,216
Spain	368,599,440	—	—	368,599,440
Other Countries	1,055,431,522	264,270,717	—	1,319,702,239
Purchased Currency Options	—	3,352,304	—	3,352,304
Mutual Funds	1,417,096,281	—	—	1,417,096,281
Total Investments	$14,275,077,349	$4,873,135,315	$—	$19,148,212,664

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $11,170,165,345 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2

30

Notes to Financial Statements – continued

occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$3,352,304

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$19,481,774

31

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(42,625,546)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference

32

Notes to Financial Statements – continued

between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $207,578,147 and a related liability of $215,354,639 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,701,921. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

33

Notes to Financial Statements – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

34

Notes to Financial Statements – continued

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$277,203,269	$130,000,546
Long-term capital gains	41,823,085	—
Total distributions	$319,026,354	$130,000,546

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$15,676,357,549
Gross appreciation	3,661,477,520
Gross depreciation	(189,622,405)
Net unrealized appreciation (depreciation)	$3,471,855,115
Undistributed ordinary income	417,127,900
Undistributed long-term capital gain	108,044,253
Other temporary differences	(8,616,724)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 5/31/14	Year ended 5/31/13	Year ended 5/31/14	Year ended 5/31/13
Class A	$76,901,268	$40,736,976	$12,305,992	$—
Class B	575,671	366,815	143,283	—
Class C	5,087,756	1,682,511	1,054,181	—
Class I	130,329,078	50,702,204	18,855,927	—
Class R1	66,673	33,915	14,890	—
Class R2	5,542,541	3,790,838	1,008,989	—
Class R3	7,648,598	3,534,453	1,219,828	—
Class R4	13,049,721	6,879,374	1,887,754	—
Class R5	38,001,963	22,273,460	5,332,241	—
Total	$277,203,269	$130,000,546	$41,823,085	$—

35

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; and 0.50% of average daily net assets in excess of $20 billion. This written agreement will continue until July 31, 2014. For the period August 1, 2013 through May 31, 2014, this management fee reduction amounted to $2,531,368, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended May 31, 2014, this management fee reduction amounted to $360,176, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Effective August 1, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; 0.50% of average daily net assets is excess of $20 billion to $25 billion; and 0.45% of average daily net assets in excess of $25 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,142,657 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

36

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,668,051
Class B	0.75%	0.25%	1.00%	1.00%	469,867
Class C	0.75%	0.25%	1.00%	1.00%	3,380,265
Class R1	0.75%	0.25%	1.00%	1.00%	48,671
Class R2	0.25%	0.25%	0.50%	0.50%	1,645,176
Class R3	—	0.25%	0.25%	0.25%	1,033,477
Total Distribution and Service Fees					$17,245,507

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $7,336, $17, $137, and $136 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$23,987
Class B	47,104
Class C	51,667

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2014, the fee was $663,995, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,354,000.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

37

Notes to Financial Statements – continued

services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.0033% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $45 and is included in independent Trustees’ compensation for the year ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,159 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $76,632 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $25,618, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 5,164 shares of Class R1 and 4,274 shares of Class R5 for an aggregate amount of $292,326.

38

Notes to Financial Statements – continued

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $7,993,631,553 and $2,408,587,817, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	89,351,901	$2,940,489,820	52,194,397	$1,432,773,674
Class B	443,865	13,969,300	350,376	9,165,553
Class C	10,026,090	305,755,452	3,818,314	98,702,844
Class I	110,286,806	3,761,301,238	108,969,906	3,083,741,951
Class R1	130,061	4,033,935	81,389	2,088,164
Class R2	5,957,359	184,092,501	5,522,832	141,896,229
Class R3	8,589,423	282,059,478	5,642,748	156,228,423
Class R4	11,219,193	371,920,587	9,923,126	271,876,879
Class R5	18,165,077	607,336,277	51,094,966	1,267,202,817
	254,169,775	$8,470,958,588	237,598,054	$6,463,676,534

Shares issued to shareholders in reinvestment of distributions
Class A	2,555,210	$83,675,773	1,429,758	$38,360,400
Class B	21,380	671,782	13,394	345,172
Class C	161,297	4,869,244	51,573	1,280,547
Class I	2,756,840	94,131,514	1,054,684	29,467,885
Class R1	2,664	81,400	1,351	33,915
Class R2	201,496	6,222,178	145,269	3,679,655
Class R3	272,057	8,868,139	132,326	3,534,426
Class R4	397,328	13,033,191	219,999	5,911,361
Class R5	1,308,932	42,960,017	828,626	22,273,460
	7,677,204	$254,513,238	3,876,980	$104,886,821

Shares reacquired
Class A	(26,735,779)	$(882,420,734)	(26,792,709)	$(743,395,889)
Class B	(216,068)	(6,805,937)	(285,241)	(7,490,905)
Class C	(1,307,430)	(39,836,297)	(913,257)	(22,993,670)
Class I	(28,003,283)	(961,391,047)	(58,131,562)	(1,525,331,431)
Class R1	(33,553)	(1,027,048)	(22,938)	(583,903)
Class R2	(3,416,856)	(105,688,107)	(4,849,017)	(125,732,750)
Class R3	(3,294,405)	(108,425,264)	(3,230,033)	(85,969,220)
Class R4	(4,750,762)	(156,518,872)	(3,764,731)	(105,774,384)
Class R5	(3,006,910)	(99,673,862)	(2,533,200)	(68,651,769)
	(70,765,046)	$(2,361,787,168)	(100,522,688)	$(2,685,923,921)

39

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	65,171,332	$2,141,744,859	26,831,446	$727,738,185
Class B	249,177	7,835,145	78,529	2,019,820
Class C	8,879,957	270,788,399	2,956,630	76,989,721
Class I	85,040,363	2,894,041,705	51,893,028	1,587,878,405
Class R1	99,172	3,088,287	59,802	1,538,176
Class R2	2,741,999	84,626,572	819,084	19,843,134
Class R3	5,567,075	182,502,353	2,545,041	73,793,629
Class R4	6,865,759	228,434,906	6,378,394	172,013,856
Class R5	16,467,099	550,622,432	49,390,392	1,220,824,508
	191,081,933	$6,363,684,658	140,952,346	$3,882,639,434

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of 6%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $55,626 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

40

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	521,655,427	4,435,933,081	(3,755,846,866)	1,201,741,642

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$748,398	$1,201,741,642

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Neopost S.A.	1,394,053	926,206	—	2,320,259
TAG Immobilien AG	5,080,050	2,101,680	—	7,181,730

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Neopost S.A.	$—	$—	$7,442,627	$185,628,311
TAG Immobilien AG	—	—	1,716,263	90,163,828
	$—	$—	$9,158,890	$275,792,139

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of

MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Value Fund (the Fund) (one of the portfolios constituting the MFS Series Trust X), as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund (one of the portfolios constituting the MFS Series Trust X) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 16, 2014

42

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

44

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

45

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

46

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Benjamin Stone Barnaby Wiener

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $59,353,000 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $445,634,758. The fund intends to pass through foreign tax credits of $20,635,999 for the fiscal year.

48

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

49

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

50

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-ANN

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	16.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Limited Maturity Fund	9.9%
MFS Growth Fund	6.1%
MFS Research Fund	6.1%
MFS Value Fund	6.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	4.0%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	12.0%
MFS Government Securities Fund	9.9%
MFS Growth Fund	8.1%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
MFS Mid Cap Value Fund	7.0%
MFS Mid Cap Growth Fund	7.0%
MFS Research International Fund	6.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.0%
MFS Value Fund	11.0%
MFS Mid Cap Value Fund	9.0%
MFS Mid Cap Growth Fund	9.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.0%
MFS International Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Research Bond Fund	3.0%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	13.0%
MFS Value Fund	13.0%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	9.0%
MFS International Value Fund	8.1%
MFS International Growth Fund	8.0%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

MFS Conservative Allocation Fund

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Conservative Allocation Fund (“fund”) provided a total return of 8.10%, at net asset value. This compares with a return of 2.71% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Conservative Allocation Fund Blended Index (“Blended Index”), generated a return of 8.86%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Equity markets outperformed bond markets over the reporting period, with US equities turning in stronger performance than international equities. The majority of the portfolios within the international equities segment underperformed their respective benchmarks. On the positive side, some of the fund’s investments in US Stocks, particularly the MFS Growth Fund, were positive contributors to absolute performance.

Within the fixed income component of the portfolio, the MFS Inflation-Adjusted Bond Fund and the MFS Limited Maturity Fund detracted from relative performance. Conversely, the fund’s allocation to the MFS High Income Fund and MFS Research Bond Fund contributed to relative performance over the reporting period.

MFS Moderate Allocation Fund

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Moderate Allocation Fund (“fund”) provided a total return of 11.34%, at net asset value. This compares with a return of 20.45% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Moderate Allocation Fund Blended Index (“Blended Index”), generated a return of 12.04%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Equity markets outperformed bond markets over the reporting period, with US equities turning in stronger performance than international equities. The majority of the portfolios within the international equities segment underperformed their respective benchmarks. On the positive side, some of the fund’s investments in US Stocks, particularly the MFS Growth Fund and the MFS Mid Cap Value Fund, were positive contributors to absolute performance.

Within the fixed income component of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance. Conversely, the fund’s allocation to the MFS High Income Fund contributed to relative performance over the reporting period.

Management Review – continued

MFS Growth Allocation Fund

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Growth Allocation Fund (“fund”) provided a total return of 14.19%, at net asset value. This compares with a return of 20.45% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Growth Allocation Fund Blended Index (“Blended Index”), generated a return of 15.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Equity markets outperformed bond markets over the reporting period, with US equities turning in stronger performance than international equities. The majority of the portfolios within the international equities segment underperformed their respective benchmarks. On the positive side, some of the fund’s investments in US Stocks, particularly the MFS Growth Fund and the MFS Mid Cap Value Fund, were positive contributors to absolute performance.

Within the fixed income component of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance. Conversely, the fund’s allocation to the MFS High Income Fund contributed to relative performance over the reporting period.

MFS Aggressive Growth Allocation Fund

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Aggressive Growth Allocation Fund (“fund”) provided a total return of 16.85%, at net asset value. This compares with a return of 20.45% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (“Blended Index”), generated a return of 18.48%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, US equity markets outperformed international equity markets, with developed markets turning in stronger performance than emerging markets. Within the international equity component of the fund, all of the portfolios underperformed their respective benchmarks.

Within the US equity component of the fund, the investments in the MFS New Discovery Fund held back relative performance during the reporting period. On the positive side, the fund’s allocation to the MFS Growth Fund and MFS Mid Cap Value Fund were positive contributors to absolute performance.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/14

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Conservative Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	8.10%	10.19%	6.43%	N/A
B	6/28/02	7.34%	9.38%	5.69%	N/A
C	6/28/02	7.30%	9.38%	5.69%	N/A
I	6/28/02	8.38%	10.46%	6.74%	N/A
R1	4/01/05	7.35%	9.38%	N/A	5.59%
R2	10/31/03	7.90%	9.92%	6.14%	N/A
R3	4/01/05	8.08%	10.20%	N/A	6.37%
R4	4/01/05	8.36%	10.49%	N/A	6.65%
529A	7/31/02	8.09%	10.12%	6.28%	N/A
529B	7/31/02	7.30%	9.29%	5.54%	N/A
529C	7/31/02	7.29%	9.29%	5.54%	N/A

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		2.71%	4.96%	4.99%	N/A
MFS Conservative Allocation Fund Blended Index (f)(w)		8.86%	9.62%	6.09%	N/A
The Dow Jones-UBS Commodity Index (f)		2.50%	1.47%	0.39%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		9.82%	17.10%	9.21%	N/A
MSCI EAFE Index (f)		18.54%	11.92%	7.55%	N/A
Standard & Poor’s 500 Stock Index (f)		20.45%	18.40%	7.77%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With initial Sales Charge (5.75%)	1.89%	8.89%	5.81%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	3.34%	9.10%	5.69%	N/A
C With CDSC (1% for 12 months) (v)	6.30%	9.38%	5.69%	N/A
529A With initial Sales Charge (5.75%)	1.88%	8.82%	5.65%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)	3.30%	9.01%	5.54%	N/A
529C With CDSC (1% for 12 months) (v)	6.29%	9.29%	5.54%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(w)	MFS Conservative Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2014, the blended index was comprised of 62% Barclays U.S. Aggregate Bond Index, 28% Standard & Poor’s 500 Stock Index, 8% MSCI EAFE Index, 1% Dow Jones-UBS Commodity Index, and 1% FTSE EPRA/NAREIT Developed Real Estate Index.

Performance Summary – continued

MFS Moderate Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	11.34%	12.68%	7.09%	N/A
B	6/28/02	10.48%	11.84%	6.34%	N/A
C	6/28/02	10.52%	11.83%	6.33%	N/A
I	6/28/02	11.60%	12.97%	7.41%	N/A
R1	4/01/05	10.49%	11.84%	N/A	6.10%
R2	10/31/03	11.01%	12.39%	6.80%	N/A
R3	4/01/05	11.35%	12.68%	N/A	6.89%
R4	4/01/05	11.62%	12.96%	N/A	7.17%
529A	7/31/02	11.27%	12.61%	6.93%	N/A
529B	7/31/02	10.45%	11.78%	6.19%	N/A
529C	7/31/02	10.48%	11.76%	6.18%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.45%	18.40%	7.77%	N/A
MFS Moderate Allocation Fund Blended Index (f)(w)		12.04%	11.81%	6.61%	N/A
Barclays U.S. Aggregate Bond Index (f)		2.71%	4.96%	4.99%	N/A
The Dow Jones-UBS Commodity Index (f)		2.50%	1.47%	0.39%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		9.82%	17.10%	9.21%	N/A
MSCI EAFE Index (f)		18.54%	11.92%	7.55%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With initial Sales Charge (5.75%)	4.94%	11.35%	6.46%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	6.48%	11.58%	6.34%	N/A
C With CDSC (1% for 12 months) (v)	9.52%	11.83%	6.33%	N/A
529A With initial Sales Charge (5.75%)	4.87%	11.28%	6.30%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)	6.45%	11.52%	6.19%	N/A
529C With CDSC (1% for 12 months) (v)	9.48%	11.76%	6.18%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(w)	MFS Moderate Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2014, the blended index was comprised of 41% Barclays U.S. Aggregate Bond Index, 41% Standard & Poor’s 500 Stock Index, 13% MSCI EAFE Index, 3% Dow Jones-UBS Commodity Index, and 2% FTSE EPRA/NAREIT Developed Real Estate Index.

Performance Summary – continued

MFS Growth Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	14.19%	14.73%	7.54%	N/A
B	6/28/02	13.29%	13.88%	6.78%	N/A
C	6/28/02	13.36%	13.88%	6.79%	N/A
I	6/28/02	14.51%	15.02%	7.86%	N/A
R1	4/01/05	13.29%	13.88%	N/A	6.42%
R2	10/31/03	13.83%	14.44%	7.23%	N/A
R3	4/01/05	14.19%	14.73%	N/A	7.21%
R4	4/01/05	14.44%	15.00%	N/A	7.50%
529A	7/31/02	14.11%	14.65%	7.38%	N/A
529B	7/31/02	13.31%	13.80%	6.63%	N/A
529C	7/31/02	13.20%	13.79%	6.63%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.45%	18.40%	7.77%	N/A
MFS Growth Allocation Fund Blended Index (f)(w)		15.22%	13.85%	7.13%	N/A
Barclays U.S. Aggregate Bond Index (f)		2.71%	4.96%	4.99%	N/A
The Dow Jones-UBS Commodity Index (f)		2.50%	1.47%	0.39%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		9.82%	17.10%	9.21%	N/A
MSCI EAFE Index (f)		18.54%	11.92%	7.55%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With initial Sales Charge (5.75%)	7.63%	13.38%	6.90%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	9.29%	13.64%	6.78%	N/A
C With CDSC (1% for 12 months) (v)	12.36%	13.88%	6.79%	N/A
529A With initial Sales Charge (5.75%)	7.55%	13.30%	6.75%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)	9.31%	13.56%	6.63%	N/A
529C With CDSC (1% for 12 months) (v)	12.20%	13.79%	6.63%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(w)	MFS Growth Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2014, the blended index was comprised of 52% Standard & Poor’s 500 Stock Index, 21% Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index, 4% Dow Jones-UBS Commodity Index, and 3% FTSE EPRA/NAREIT Developed Real Estate Index.

Performance Summary – continued

MFS Aggressive Growth Allocation Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 5/31/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	6/28/02	16.85%	16.17%	7.47%	N/A
B	6/28/02	15.93%	15.30%	6.71%	N/A
C	6/28/02	16.01%	15.31%	6.72%	N/A
I	6/28/02	17.15%	16.46%	7.80%	N/A
R1	4/01/05	15.95%	15.31%	N/A	6.39%
R2	10/31/03	16.54%	15.87%	7.18%	N/A
R3	4/01/05	16.80%	16.15%	N/A	7.17%
R4	4/01/05	17.11%	16.49%	N/A	7.47%
529A	7/31/02	16.78%	16.10%	7.32%	N/A
529B	7/31/02	15.91%	15.21%	6.56%	N/A
529C	7/31/02	15.90%	15.22%	6.57%	N/A

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.45%	18.40%	7.77%	N/A
MFS Aggressive Growth Allocation Fund Blended Index (f)(w)		18.48%	15.80%	7.27%	N/A
The Dow Jones-UBS Commodity Index (f)		2.50%	1.47%	0.39%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		9.82%	17.10%	9.21%	N/A
MSCI EAFE Index (f)		18.54%	11.92%	7.55%	N/A

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	10-yr	Life (t)
A With initial Sales Charge (5.75%)	10.13%	14.81%	6.84%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	11.93%	15.07%	6.71%	N/A
C With CDSC (1% for 12 months) (v)	15.01%	15.31%	6.72%	N/A
529A With initial Sales Charge (5.75%)	10.06%	14.73%	6.69%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)	11.91%	14.98%	6.56%	N/A
529C With CDSC (1% for 12 months) (v)	14.90%	15.22%	6.57%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(w)	MFS Aggressive Growth Allocation Fund Blended Index is at a point in time and allocations during the period can change. As of May 31, 2014, the blended index was comprised of 60% Standard & Poor’s 500 Stock Index, 30% MSCI EAFE Index, 5% Dow Jones-UBS Commodity Index, and 5% FTSE EPRA/NAREIT Developed Real Estate Index.

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (live cattle/lean hogs), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.34%	$1,000.00	$1,040.85	$1.73
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
B	Actual	1.09%	$1,000.00	$1,037.17	$5.54
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
C	Actual	1.09%	$1,000.00	$1,037.00	$5.54
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
I	Actual	0.09%	$1,000.00	$1,041.78	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
R1	Actual	1.09%	$1,000.00	$1,036.89	$5.54
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
R2	Actual	0.59%	$1,000.00	$1,039.90	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R3	Actual	0.34%	$1,000.00	$1,040.36	$1.73
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
R4	Actual	0.09%	$1,000.00	$1,042.09	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
529A	Actual	0.38%	$1,000.00	$1,040.09	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529B	Actual	1.13%	$1,000.00	$1,036.69	$5.74
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529C	Actual	1.13%	$1,000.00	$1,036.28	$5.74
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.34%	$1,000.00	$1,047.66	$1.74
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
B	Actual	1.09%	$1,000.00	$1,044.21	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
C	Actual	1.09%	$1,000.00	$1,044.04	$5.55
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
I	Actual	0.09%	$1,000.00	$1,048.96	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
R1	Actual	1.09%	$1,000.00	$1,044.19	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
R2	Actual	0.59%	$1,000.00	$1,046.66	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,021.99	$2.97
R3	Actual	0.34%	$1,000.00	$1,047.98	$1.74
	Hypothetical (h)	0.34%	$1,000.00	$1,023.24	$1.72
R4	Actual	0.09%	$1,000.00	$1,048.95	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.48	$0.45
529A	Actual	0.38%	$1,000.00	$1,047.66	$1.94
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529B	Actual	1.13%	$1,000.00	$1,044.35	$5.76
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529C	Actual	1.14%	$1,000.00	$1,044.16	$5.81
	Hypothetical (h)	1.14%	$1,000.00	$1,019.25	$5.74

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.35%	$1,000.00	$1,052.27	$1.79
	Hypothetical (h)	0.35%	$1,000.00	$1,023.19	$1.77
B	Actual	1.10%	$1,000.00	$1,048.41	$5.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
C	Actual	1.10%	$1,000.00	$1,048.54	$5.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
I	Actual	0.10%	$1,000.00	$1,054.03	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.43	$0.50
R1	Actual	1.10%	$1,000.00	$1,048.19	$5.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R2	Actual	0.60%	$1,000.00	$1,050.86	$3.07
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R3	Actual	0.35%	$1,000.00	$1,052.14	$1.79
	Hypothetical (h)	0.35%	$1,000.00	$1,023.19	$1.77
R4	Actual	0.10%	$1,000.00	$1,053.33	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.43	$0.50
529A	Actual	0.39%	$1,000.00	$1,052.14	$2.00
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
529B	Actual	1.14%	$1,000.00	$1,048.37	$5.82
	Hypothetical (h)	1.14%	$1,000.00	$1,019.25	$5.74
529C	Actual	1.15%	$1,000.00	$1,047.41	$5.87
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	0.38%	$1,000.00	$1,053.75	$1.95
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
B	Actual	1.13%	$1,000.00	$1,050.00	$5.78
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
C	Actual	1.13%	$1,000.00	$1,050.11	$5.78
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
I	Actual	0.13%	$1,000.00	$1,055.16	$0.67
	Hypothetical (h)	0.13%	$1,000.00	$1,024.28	$0.66
R1	Actual	1.13%	$1,000.00	$1,049.74	$5.77
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
R2	Actual	0.63%	$1,000.00	$1,052.30	$3.22
	Hypothetical (h)	0.63%	$1,000.00	$1,021.79	$3.18
R3	Actual	0.38%	$1,000.00	$1,053.67	$1.95
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
R4	Actual	0.13%	$1,000.00	$1,054.72	$0.67
	Hypothetical (h)	0.13%	$1,000.00	$1,024.28	$0.66
529A	Actual	0.42%	$1,000.00	$1,053.66	$2.15
	Hypothetical (h)	0.42%	$1,000.00	$1,022.84	$2.12
529B	Actual	1.18%	$1,000.00	$1,049.28	$6.03
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
529C	Actual	1.18%	$1,000.00	$1,049.63	$6.03
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,891,954	$57,093,035
MFS Commodity Strategy Fund - Class R5 (v)	3,132,550	28,224,280
MFS Emerging Markets Debt Fund - Class R5	5,692,729	87,269,532
MFS Global Bond Fund - Class R5	14,847,701	143,577,265
MFS Global Real Estate Fund - Class R5 (v)	1,859,625	29,326,292
MFS Government Securities Fund - Class R5	28,336,932	286,486,381
MFS Growth Fund - Class R5	2,533,222	175,400,283
MFS High Income Fund - Class R5	39,290,711	143,411,096
MFS Inflation-Adjusted Bond Fund - Class R5	26,860,575	287,945,367
MFS International Growth Fund - Class R5	2,007,260	57,949,597
MFS International Value Fund - Class R5	1,642,390	58,271,998
MFS Limited Maturity Fund - Class R5	47,221,188	285,688,189
MFS Mid Cap Growth Fund - Class R5 (a)	8,168,208	115,580,141
MFS Mid Cap Value Fund - Class R5	5,579,570	115,887,660
MFS New Discovery Fund - Class R5	1,098,385	29,118,189
MFS New Discovery Value Fund - Class R5	2,249,878	28,955,932
MFS Research Bond Fund - Class R5	44,403,098	487,990,042
MFS Research Fund - Class R5	4,611,921	174,330,609
MFS Research International Fund - Class R5	6,334,738	115,545,623
MFS Value Fund - Class R5	5,100,830	173,581,256
Total Underlying Affiliated Funds (Identified Cost, $2,376,103,374)		$2,881,632,767

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	27	$27
Total Investments (Identified Cost, $2,376,103,401)		$2,881,632,794

Other Assets, Less Liabilities - 0.0%		1,146,839
Net Assets - 100.0%		$2,882,779,633

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	6,293,507	$60,984,079
MFS Commodity Strategy Fund - Class R5 (v)	20,055,774	180,702,526
MFS Emerging Markets Debt Fund - Class R5	12,119,366	185,789,886
MFS Global Bond Fund - Class R5	31,718,591	306,718,772
MFS Global Real Estate Fund - Class R5 (v)	7,892,133	124,458,930
MFS Government Securities Fund - Class R5	60,553,655	612,197,447
MFS Growth Fund - Class R5	7,172,506	496,624,298
MFS High Income Fund - Class R5	83,916,617	306,295,652
MFS Inflation-Adjusted Bond Fund - Class R5	28,713,110	307,804,538
MFS International Growth Fund - Class R5	6,409,373	185,038,587
MFS International New Discovery Fund - Class R5	2,041,036	61,761,746
MFS International Value Fund - Class R5	5,233,428	185,682,034
MFS Mid Cap Growth Fund - Class R5 (a)	30,476,620	431,244,178
MFS Mid Cap Value Fund - Class R5	20,802,957	432,077,418
MFS New Discovery Fund - Class R5	3,501,406	92,822,267
MFS New Discovery Value Fund - Class R5	7,188,525	92,516,323
MFS Research Bond Fund - Class R5	66,990,128	736,221,507
MFS Research Fund - Class R5	13,086,616	494,674,103
MFS Research International Fund - Class R5	20,245,898	369,285,175
MFS Value Fund - Class R5	14,501,792	493,495,967
Total Underlying Affiliated Funds (Identified Cost, $4,761,889,088)		$6,156,395,433

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	71	$71
Total Investments (Identified Cost, $4,761,889,159)		$6,156,395,504

Other Assets, Less Liabilities - 0.0%		1,769,716
Net Assets - 100.0%		$6,158,165,220

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,081,146	$49,236,308
MFS Commodity Strategy Fund - Class R5 (v)	21,690,807	195,434,168
MFS Emerging Markets Debt Fund - Class R5	9,798,911	150,217,307
MFS Emerging Markets Equity Fund - Class R5	1,558,066	50,154,140
MFS Global Bond Fund - Class R5	20,533,072	198,554,810
MFS Global Real Estate Fund - Class R5 (v)	9,580,305	151,081,402
MFS Growth Fund - Class R5	7,939,275	549,715,397
MFS High Income Fund - Class R5	67,779,604	247,395,555
MFS Inflation-Adjusted Bond Fund - Class R5	23,175,591	248,442,337
MFS International Growth Fund - Class R5	8,635,116	249,295,800
MFS International New Discovery Fund - Class R5	3,295,364	99,717,703
MFS International Value Fund - Class R5	7,046,354	250,004,624
MFS Mid Cap Growth Fund - Class R5 (a)	31,511,174	445,883,107
MFS Mid Cap Value Fund - Class R5	21,561,574	447,833,886
MFS New Discovery Fund - Class R5	3,732,827	98,957,238
MFS New Discovery Value Fund - Class R5	7,711,439	99,246,224
MFS Research Bond Fund - Class R5	13,524,682	148,636,258
MFS Research Fund - Class R5	10,541,500	398,468,689
MFS Research International Fund - Class R5	19,078,595	347,993,565
MFS Value Fund - Class R5	16,084,809	547,366,065
Total Underlying Affiliated Funds (Identified Cost, $3,536,042,513)		$4,973,634,583

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	25	$25
Total Investments (Identified Cost, $3,536,042,538)		$4,973,634,608

Other Assets, Less Liabilities - 0.0%		136,204
Net Assets - 100.0%		$4,973,770,812

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	9,037,535	$81,428,189
MFS Emerging Markets Equity Fund - Class R5	1,038,397	33,426,003
MFS Global Real Estate Fund - Class R5 (v)	5,330,153	84,056,519
MFS Growth Fund - Class R5	3,147,445	217,929,080
MFS International Growth Fund - Class R5	4,633,090	133,757,325
MFS International New Discovery Fund - Class R5	2,213,091	66,968,127
MFS International Value Fund - Class R5	3,779,138	134,083,804
MFS Mid Cap Growth Fund - Class R5 (a)	11,743,115	166,165,074
MFS Mid Cap Value Fund - Class R5	8,049,208	167,182,062
MFS New Discovery Fund - Class R5	1,554,839	41,218,770
MFS New Discovery Value Fund - Class R5	3,219,428	41,434,037
MFS Research Fund - Class R5	3,982,942	150,555,225
MFS Research International Fund - Class R5	7,323,729	133,584,816
MFS Value Fund - Class R5	6,388,600	217,404,050
Total Underlying Affiliated Funds (Identified Cost, $1,064,194,588)		$1,669,193,081

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	42	$42
Total Investments (Identified Cost, $1,064,194,630)		$1,669,193,123

Other Assets, Less Liabilities - 0.0%		678,647
Net Assets - 100.0%		$1,669,871,770

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 5/31/14

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $2,376,103,401, $4,761,889,159, $3,536,042,538, and $1,064,194,630, respectively)	$2,881,632,794	$6,156,395,504	$4,973,634,608	$1,669,193,123
Receivables for
Investments sold	223,095	11,631,320	6,408,331	3,692,058
Fund shares sold	9,869,918	15,411,965	12,464,004	2,391,950
Receivable from investment adviser	—	—	88,357	—
Other assets	8,777	17,932	14,724	5,038
Total assets	$2,891,734,584	$6,183,456,721	$4,992,610,024	$1,675,282,169

Liabilities
Payable to custodian	$1,315,829	$5,441,353	$4,064,419	$533,151
Payables for
Investments purchased	2,320,180	1,380,053	3,505,225	310,225
Fund shares reacquired	4,565,728	16,768,975	9,675,599	3,888,104
Payable to affiliates
Administrator	144	144	—	144
Shareholder servicing costs	469,384	1,141,507	1,117,845	500,415
Distribution and service fees	113,719	231,098	181,760	56,983
Program manager fee	763	1,048	1,167	663
Payable for independent Trustees’ compensation	11	10	9	10
Accrued expenses and other liabilities	169,193	327,313	293,188	120,704
Total liabilities	$8,954,951	$25,291,501	$18,839,212	$5,410,399
Net assets	$2,882,779,633	$6,158,165,220	$4,973,770,812	$1,669,871,770

Net assets consist of
Paid-in capital	$2,400,011,133	$4,855,743,796	$3,666,981,052	$1,135,910,689
Unrealized appreciation (depreciation) on investments	505,529,393	1,394,506,345	1,437,592,070	604,998,493
Accumulated net realized gain (loss) on investments	(29,804,533)	(108,143,312)	(149,400,420)	(79,124,987)
Undistributed net investment income	7,043,640	16,058,391	18,598,110	8,087,575
Net assets	$2,882,779,633	$6,158,165,220	$4,973,770,812	$1,669,871,770

Statements of Assets and Liabilities – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,355,909,613	$3,164,198,606	$2,660,187,715	$742,788,227
Class B	172,845,202	375,304,953	324,788,158	96,456,146
Class C	671,756,878	1,278,658,979	921,289,384	265,993,391
Class I	102,563,215	118,806,118	93,994,105	58,061,061
Class R1	23,321,053	45,231,908	43,906,680	18,849,068
Class R2	118,104,599	279,819,987	243,496,786	119,054,917
Class R3	168,207,990	432,394,145	260,772,973	164,976,645
Class R4	84,263,823	208,962,943	141,112,930	41,968,018
Class 529A	116,558,633	164,538,639	193,600,590	117,315,922
Class 529B	10,718,521	18,353,982	21,506,380	8,758,677
Class 529C	58,530,106	71,894,960	69,115,111	35,649,698
Total net assets	$2,882,779,633	$6,158,165,220	$4,973,770,812	$1,669,871,770

Shares of beneficial interest outstanding
Class A	90,934,698	187,662,117	143,745,178	37,381,779
Class B	11,666,219	22,483,533	17,746,857	4,934,386
Class C	45,697,232	77,034,710	50,707,719	13,692,848
Class I	6,822,971	6,963,700	5,038,519	2,880,685
Class R1	1,615,174	2,775,206	2,464,789	984,824
Class R2	8,124,309	16,912,683	13,435,158	6,111,917
Class R3	11,364,426	25,817,869	14,202,720	8,365,221
Class R4	5,647,052	12,399,961	7,627,770	2,105,726
Class 529A	7,853,679	9,799,788	10,533,264	5,937,933
Class 529B	733,601	1,109,271	1,186,534	452,866
Class 529C	4,014,118	4,366,481	3,845,138	1,858,724
Total shares of beneficial interest outstanding	194,473,479	367,325,319	270,533,646	84,706,909

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$14.91	$16.86	$18.51	$19.87
Offering price per share (100 / 94.25 × net asset value per share)	$15.82	$17.89	$19.64	$21.08

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.82	$16.69	$18.30	$19.55

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.70	$16.60	$18.17	$19.43

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$15.03	$17.06	$18.66	$20.16

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.44	$16.30	$17.81	$19.14

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.54	$16.54	$18.12	$19.48

Statements of Assets and Liabilities – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.80	$16.75	$18.36	$19.72

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.92	$16.85	$18.50	$19.93

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.84	$16.79	$18.38	$19.76
Offering price per share (100 / 94.25 × net asset value per share)	$15.75	$17.81	$19.50	$20.97

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.61	$16.55	$18.13	$19.34

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.58	$16.47	$17.97	$19.18

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 5/31/14

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income
Dividends from underlying affiliated funds	$55,431,417	$103,169,213	$67,451,508	$15,910,190
Expenses
Distribution and service fees	$12,778,884	$25,501,823	$20,454,097	$6,700,486
Program manager fees	167,989	229,830	263,292	145,218
Shareholder servicing costs	1,247,187	2,963,026	2,921,822	1,319,592
Administrative services fee	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	43,689	67,721	49,628	28,353
Custodian fee	115,674	118,220	108,319	66,119
Shareholder communications	144,480	322,494	336,406	106,574
Audit and tax fees	34,804	35,220	35,069	34,614
Legal fees	25,568	51,149	40,918	13,257
Miscellaneous	330,755	588,810	474,914	213,983
Total expenses	$14,906,530	$29,895,793	$24,701,965	$8,645,696
Fees paid indirectly	—	—	—	(1)
Reduction of expenses by investment adviser and distributor	(111,145)	(171,669)	(369,813)	(112,505)
Net expenses	$14,795,385	$29,724,124	$24,332,152	$8,533,190
Net investment income	$40,636,032	$73,445,089	$43,119,356	$7,377,000

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$9,133,560	$46,900,729	$43,281,175	$27,765,286
Capital gain distributions from underlying affiliated funds	20,315,773	62,767,152	65,607,088	26,308,117
Net realized gain (loss) on investments	$29,449,333	$109,667,881	$108,888,263	$54,073,403
Change in unrealized appreciation (depreciation) on investments	$131,363,892	$394,170,145	$419,964,934	$162,879,326
Net realized and unrealized gain (loss) on investments	$160,813,225	$503,838,026	$528,853,197	$216,952,729
Change in net assets from operations	$201,449,257	$577,283,115	$571,972,553	$224,329,729

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 5/31/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$40,636,032	$73,445,089	$43,119,356	$7,377,000
Net realized gain (loss) on investments	29,449,333	109,667,881	108,888,263	54,073,403
Net unrealized gain (loss) on investments	131,363,892	394,170,145	419,964,934	162,879,326
Change in net assets from operations	$201,449,257	$577,283,115	$571,972,553	$224,329,729

Distributions declared to shareholders
From net investment income	$(43,948,352)	$(79,677,696)	$(53,000,707)	$(12,002,120)
Change in net assets from fund share transactions	$306,326,071	$958,087,251	$667,593,792	$164,460,531
Total change in net assets	$463,826,976	$1,455,692,670	$1,186,565,638	$376,788,140

Net assets
At beginning of period	2,418,952,657	4,702,472,550	3,787,205,174	1,293,083,630
At end of period	$2,882,779,633	$6,158,165,220	$4,973,770,812	$1,669,871,770
Undistributed net investment income included in net assets at end of period	$7,043,640	$16,058,391	$18,598,110	$8,087,575

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$37,015,625	$58,920,084	$35,108,539	$6,665,428
Net realized gain (loss) on investments	6,629,374	8,047,579	71,853,226	44,889,572
Net unrealized gain (loss) on investments	171,163,733	506,575,157	507,901,299	211,512,158
Change in net assets from operations	$214,808,732	$573,542,820	$614,863,064	$263,067,158

Distributions declared to shareholders
From net investment income	$(44,254,399)	$(79,951,671)	$(47,000,330)	$(11,000,009)
Change in net assets from fund share transactions	$437,684,550	$830,270,055	$367,271,527	$(50,242,428)
Total change in net assets	$608,238,883	$1,323,861,204	$935,134,261	$201,824,721

Net assets
At beginning of period	1,810,713,774	3,378,611,346	2,852,070,913	1,091,258,909
At end of period	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630
Undistributed net investment income included in net assets at end of period	$6,313,316	$9,377,975	$14,636,698	$6,984,432

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.06	$12.93	$13.18	$11.73	$10.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.27	$0.34	$0.29	$0.34
Net realized and unrealized gain (loss) on investments	0.86	1.18	(0.25)	1.52	1.31
Total from investment operations	$1.12	$1.45	$0.09	$1.81	$1.65

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.32)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$14.91	$14.06	$12.93	$13.18	$11.73
Total return (%) (r)(s)(t)(x)	8.10	11.36	0.79	15.56	15.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.32	0.31	0.31	0.31
Expenses after expense reductions (f)(h)	0.32	0.32	0.31	0.31	0.31
Net investment income (l)	1.80	1.99	2.60	2.33	2.95
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$1,355,910	$1,197,922	$859,467	$560,089	$363,769

	Years ended 5/31
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.97	$12.85	$13.10	$11.64	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.24	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.87	1.17	(0.24)	1.50	1.31
Total from investment operations	$1.02	$1.34	$—	$1.70	$1.56

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.25)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$14.82	$13.97	$12.85	$13.10	$11.64
Total return (%) (r)(s)(t)(x)	7.34	10.51	0.03	14.70	15.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	1.04	1.24	1.85	1.59	2.21
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$172,845	$166,748	$143,231	$131,167	$119,885

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.87	$12.76	$13.02	$11.58	$10.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.24	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.85	1.16	(0.25)	1.50	1.30
Total from investment operations	$1.00	$1.33	$(0.01)	$1.70	$1.55

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.25)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$14.70	$13.87	$12.76	$13.02	$11.58
Total return (%) (r)(s)(t)(x)	7.30	10.54	0.00 (y)	14.76	15.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	1.05	1.24	1.85	1.58	2.20
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$671,757	$503,578	$351,460	$264,696	$179,262

	Years ended 5/31
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.17	$13.03	$13.28	$11.81	$10.50

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.31	$0.37	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	0.87	1.18	(0.25)	1.53	1.33
Total from investment operations	$1.17	$1.49	$0.12	$1.86	$1.69

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$15.03	$14.17	$13.03	$13.28	$11.81
Total return (%) (r)(s)(x)	8.38	11.61	1.03	15.93	16.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.07	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.08	0.07	0.06	0.06	0.06
Net investment income (l)	2.04	2.23	2.85	2.58	3.15
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$102,563	$71,965	$47,437	$37,350	$22,334

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.62	$12.53	$12.79	$11.38	$10.13

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.17	$0.23	$0.19	$0.25
Net realized and unrealized gain (loss) on investments	0.85	1.14	(0.24)	1.47	1.27
Total from investment operations	$0.99	$1.31	$(0.01)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$14.44	$13.62	$12.53	$12.79	$11.38
Total return (%) (r)(s)(x)	7.35	10.55	(0.01)	14.68	15.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.07	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.07	1.07	1.06	1.06	1.06
Net investment income (l)	1.04	1.26	1.85	1.58	2.21
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$23,321	$23,026	$22,511	$19,202	$14,914

	Years ended 5/31
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.71	$12.62	$12.87	$11.46	$10.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.29	$0.26	$0.30
Net realized and unrealized gain (loss) on investments	0.86	1.15	(0.23)	1.47	1.29
Total from investment operations	$1.07	$1.38	$0.06	$1.73	$1.59

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.29)	$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$14.54	$13.71	$12.62	$12.87	$11.46
Total return (%) (r)(s)(x)	7.90	11.04	0.56	15.25	15.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.57	0.56	0.56	0.56
Expenses after expense reductions (f)(h)	0.57	0.57	0.56	0.56	0.56
Net investment income (l)	1.53	1.74	2.34	2.09	2.70
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$118,105	$112,807	$98,868	$85,488	$67,403

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.96	$12.83	$13.09	$11.65	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.27	$0.33	$0.29	$0.34
Net realized and unrealized gain (loss) on investments	0.85	1.18	(0.25)	1.51	1.30
Total from investment operations	$1.11	$1.45	$0.08	$1.80	$1.64

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.32)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$14.80	$13.96	$12.83	$13.09	$11.65
Total return (%) (r)(s)(x)	8.08	11.45	0.72	15.59	15.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.32	0.31	0.31	0.32
Expenses after expense reductions (f)(h)	0.32	0.32	0.31	0.31	0.31
Net investment income (l)	1.81	1.99	2.58	2.33	2.91
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$168,208	$161,521	$121,030	$83,168	$58,744

	Years ended 5/31
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.07	$12.93	$13.18	$11.73	$10.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.29	$0.30	$0.37	$0.32	$0.37
Net realized and unrealized gain (loss) on investments	0.87	1.19	(0.25)	1.52	1.32
Total from investment operations	$1.16	$1.49	$0.12	$1.84	$1.69

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.37)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$14.92	$14.07	$12.93	$13.18	$11.73
Total return (%) (r)(s)(x)	8.36	11.70	1.03	15.87	16.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.07	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.08	0.07	0.06	0.06	0.06
Net investment income (l)	1.98	2.23	2.84	2.58	3.20
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$84,264	$22,688	$34,097	$28,777	$22,768

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.99	$12.87	$13.12	$11.68	$10.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.26	$0.33	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.87	1.17	(0.25)	1.50	1.32
Total from investment operations	$1.12	$1.43	$0.08	$1.78	$1.64

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.33)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$14.84	$13.99	$12.87	$13.12	$11.68
Total return (%) (r)(s)(t)(x)	8.09	11.27	0.73	15.42	15.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.42	0.41	0.41	0.41
Expenses after expense reductions (f)(h)	0.37	0.37	0.37	0.41	0.41
Net investment income (l)	1.74	1.94	2.55	2.23	2.80
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$116,559	$97,214	$78,416	$62,949	$46,487

	Years ended 5/31
Class 529B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.77	$12.66	$12.91	$11.48	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.16	$0.22	$0.18	$0.24
Net realized and unrealized gain (loss) on investments	0.86	1.16	(0.24)	1.48	1.28
Total from investment operations	$1.00	$1.32	$(0.02)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.23)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$14.61	$13.77	$12.66	$12.91	$11.48
Total return (%) (r)(s)(t)(x)	7.30	10.49	(0.08)	14.58	14.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.17	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	1.12	1.11	1.16	1.16
Net investment income (l)	0.99	1.20	1.78	1.49	2.08
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$10,719	$11,707	$13,074	$16,656	$14,592

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.75	$12.65	$12.91	$11.49	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.16	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss) on investments	0.85	1.16	(0.25)	1.48	1.29
Total from investment operations	$0.99	$1.32	$(0.02)	$1.66	$1.52

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.22)	$(0.24)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$14.58	$13.75	$12.65	$12.91	$11.49
Total return (%) (r)(s)(t)(x)	7.29	10.49	(0.08)	14.57	14.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.17	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	1.12	1.12	1.16	1.16
Net investment income (l)	1.00	1.19	1.79	1.48	2.05
Portfolio turnover	5	5	4	12	5
Net assets at end of period (000 omitted)	$58,530	$49,778	$41,123	$35,274	$28,492
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.40	$13.54	$14.18	$11.99	$10.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.25	$0.28	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	1.48	1.94	(0.61)	2.27	1.62
Total from investment operations	$1.73	$2.19	$(0.33)	$2.52	$1.91

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.33)	$(0.31)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$16.86	$15.40	$13.54	$14.18	$11.99
Total return (%) (r)(s)(t)(x)	11.34	16.40	(2.22)	21.17	18.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.33	0.30	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	0.33	0.30	0.30	0.30
Net investment income (l)	1.58	1.72	2.08	1.86	2.43
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$3,164,199	$2,414,807	$1,625,988	$1,221,138	$787,430

	Years ended 5/31
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.25	$13.41	$14.06	$11.87	$10.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.14	$0.18	$0.15	$0.20
Net realized and unrealized gain (loss) on investments	1.46	1.92	(0.60)	2.24	1.60
Total from investment operations	$1.59	$2.06	$(0.42)	$2.39	$1.80

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.23)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$16.69	$15.25	$13.41	$14.06	$11.87
Total return (%) (r)(s)(t)(x)	10.48	15.51	(2.95)	20.26	17.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.82	0.98	1.33	1.12	1.69
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$375,305	$359,070	$323,142	$369,100	$339,313
See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.17	$13.35	$14.00	$11.83	$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.14	$0.18	$0.14	$0.20
Net realized and unrealized gain (loss) on investments	1.46	1.91	(0.60)	2.25	1.59
Total from investment operations	$1.59	$2.05	$(0.42)	$2.39	$1.79

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.23)	$(0.23)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$16.60	$15.17	$13.35	$14.00	$11.83
Total return (%) (r)(s)(t)(x)	10.52	15.49	(2.93)	20.28	17.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.83	0.97	1.33	1.11	1.69
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$1,278,659	$915,801	$608,898	$517,524	$374,146

	Years ended 5/31
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.58	$13.69	$14.33	$12.12	$10.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.29	$0.32	$0.29	$0.29
Net realized and unrealized gain (loss) on investments	1.49	1.97	(0.61)	2.28	1.68
Total from investment operations	$1.79	$2.26	$(0.29)	$2.57	$1.97

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.37)	$(0.35)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$17.06	$15.58	$13.69	$14.33	$12.12
Total return (%) (r)(s)(x)	11.60	16.72	(1.96)	21.42	18.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.08	0.05	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	0.08	0.05	0.05	0.05
Net investment income (l)	1.83	1.97	2.33	2.16	2.49
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$118,806	$75,339	$45,016	$32,434	$13,173

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.90	$13.11	$13.75	$11.62	$10.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.15	$0.17	$0.14	$0.19
Net realized and unrealized gain (loss) on investments	1.43	1.86	(0.58)	2.20	1.57
Total from investment operations	$1.56	$2.01	$(0.41)	$2.34	$1.76

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.22)	$(0.23)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$16.30	$14.90	$13.11	$13.75	$11.62
Total return (%) (r)(s)(x)	10.49	15.50	(2.90)	20.26	17.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	1.08	1.05	1.05	1.05
Net investment income (l)	0.82	1.03	1.32	1.12	1.69
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$45,232	$40,786	$45,596	$40,188	$34,274

	Years ended 5/31
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.12	$13.30	$13.93	$11.78	$10.25

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.21	$0.24	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	1.44	1.91	(0.59)	2.23	1.59
Total from investment operations	$1.65	$2.12	$(0.35)	$2.44	$1.84

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.30)	$(0.28)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$16.54	$15.12	$13.30	$13.93	$11.78
Total return (%) (r)(s)(x)	11.01	16.10	(2.42)	20.85	17.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.58	0.55	0.55	0.55
Expenses after expense reductions (f)(h)	0.58	0.58	0.55	0.55	0.55
Net investment income (l)	1.31	1.48	1.83	1.62	2.19
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$279,820	$246,535	$191,661	$181,917	$149,997

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.30	$13.46	$14.09	$11.92	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.25	$0.28	$0.25	$0.28
Net realized and unrealized gain (loss) on investments	1.47	1.92	(0.59)	2.25	1.62
Total from investment operations	$1.72	$2.17	$(0.31)	$2.50	$1.90

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.33)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$16.75	$15.30	$13.46	$14.09	$11.92
Total return (%) (r)(s)(x)	11.35	16.34	(2.15)	21.13	18.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.33	0.30	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	0.33	0.30	0.30	0.30
Net investment income (l)	1.58	1.73	2.04	1.87	2.41
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$432,394	$336,430	$245,733	$167,138	$116,291

	Years ended 5/31
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.39	$13.53	$14.17	$11.98	$10.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.28	$0.32	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	1.47	1.95	(0.61)	2.27	1.62
Total from investment operations	$1.77	$2.23	$(0.29)	$2.55	$1.94

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.37)	$(0.35)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$16.85	$15.39	$13.53	$14.17	$11.98
Total return (%) (r)(s)(x)	11.62	16.69	(1.99)	21.50	18.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.08	0.05	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	0.08	0.05	0.05	0.05
Net investment income (l)	1.84	1.92	2.35	2.10	2.68
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$208,963	$105,771	$130,331	$111,170	$80,706

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.34	$13.49	$14.12	$11.94	$10.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.24	$0.27	$0.23	$0.27
Net realized and unrealized gain (loss) on investments	1.47	1.94	(0.60)	2.26	1.62
Total from investment operations	$1.71	$2.18	$(0.33)	$2.49	$1.89

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.33)	$(0.30)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$16.79	$15.34	$13.49	$14.12	$11.94
Total return (%) (r)(s)(t)(x)	11.27	16.32	(2.22)	21.05	18.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.43	0.40	0.40	0.40
Expenses after expense reductions (f)(h)	0.36	0.38	0.36	0.40	0.40
Net investment income (l)	1.53	1.68	2.03	1.76	2.27
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$164,539	$131,993	$100,388	$87,429	$64,419

	Years ended 5/31
Class 529B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.12	$13.29	$13.94	$11.77	$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.13	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss) on investments	1.45	1.91	(0.60)	2.23	1.60
Total from investment operations	$1.57	$2.04	$(0.43)	$2.36	$1.78

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.22)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$16.55	$15.12	$13.29	$13.94	$11.77
Total return (%) (r)(s)(t)(x)	10.45	15.50	(3.03)	20.17	17.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.18	1.15	1.15	1.15
Expenses after expense reductions (f)(h)	1.12	1.13	1.11	1.15	1.15
Net investment income (l)	0.77	0.93	1.30	1.02	1.60
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$18,354	$18,465	$18,519	$25,421	$22,365

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.05	$13.24	$13.89	$11.75	$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.13	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss) on investments	1.45	1.90	(0.59)	2.22	1.59
Total from investment operations	$1.57	$2.03	$(0.42)	$2.35	$1.77

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.23)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$16.47	$15.05	$13.24	$13.89	$11.75
Total return (%) (r)(s)(t)(x)	10.48	15.47	(3.00)	20.13	17.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	1.18	1.15	1.15	1.15
Expenses after expense reductions (f)(h)	1.12	1.13	1.11	1.15	1.15
Net investment income (l)	0.77	0.93	1.28	1.01	1.54
Portfolio turnover	2	5	6	12	7
Net assets at end of period (000 omitted)	$71,895	$57,475	$43,338	$40,847	$28,486
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.43	$13.76	$14.87	$11.98	$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.20	$0.22	$0.18	$0.22
Net realized and unrealized gain (loss) on investments	2.11	2.73	(1.02)	2.96	1.82
Total from investment operations	$2.32	$2.93	$(0.80)	$3.14	$2.04

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.26)	$(0.31)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$18.51	$16.43	$13.76	$14.87	$11.98
Total return (%) (r)(s)(t)(x)	14.19	21.44	(5.33)	26.34	19.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.34	0.31	0.30	0.30
Expenses after expense reductions (f)(h)	0.34	0.34	0.31	0.30	0.30
Net investment income (l)	1.20	1.32	1.57	1.34	1.85
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$2,660,188	$1,962,669	$1,372,138	$1,258,969	$863,550

	Years ended 5/31
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.25	$13.60	$14.68	$11.83	$10.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.09	$0.11	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	2.08	2.69	(1.00)	2.91	1.80
Total from investment operations	$2.16	$2.78	$(0.89)	$2.99	$1.93

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.19)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$18.30	$16.25	$13.60	$14.68	$11.83
Total return (%) (r)(s)(t)(x)	13.29	20.56	(6.05)	25.40	19.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	1.09	1.06	1.05	1.05
Net investment income (l)	0.45	0.57	0.82	0.60	1.10
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$324,788	$328,982	$321,341	$418,449	$380,612

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.15	$13.54	$14.64	$11.80	$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.08	$0.11	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	2.07	2.68	(1.01)	2.91	1.79
Total from investment operations	$2.15	$2.76	$(0.90)	$2.99	$1.92

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.20)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$18.17	$16.15	$13.54	$14.64	$11.80
Total return (%) (r)(s)(t)(x)	13.36	20.50	(6.08)	25.46	19.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.09	1.09	1.06	1.05	1.05
Net investment income (l)	0.45	0.56	0.82	0.59	1.09
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$921,289	$665,132	$483,076	$492,337	$380,111

	Years ended 5/31
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.55	$13.86	$14.98	$12.06	$10.29

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.24	$0.26	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	2.14	2.74	(1.04)	2.98	1.88
Total from investment operations	$2.39	$2.98	$(0.78)	$3.20	$2.09

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.34)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$18.66	$16.55	$13.86	$14.98	$12.06
Total return (%) (r)(s)(x)	14.51	21.70	(5.13)	26.69	20.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	0.09	0.06	0.05	0.05
Expenses after expense reductions (f)(h)	0.09	0.09	0.06	0.05	0.05
Net investment income (l)	1.44	1.55	1.82	1.62	1.82
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$93,994	$65,738	$40,599	$31,064	$22,214

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.83	$13.27	$14.35	$11.57	$9.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.09	$0.11	$0.08	$0.12
Net realized and unrealized gain (loss) on investments	2.02	2.62	(0.98)	2.85	1.77
Total from investment operations	$2.10	$2.71	$(0.87)	$2.93	$1.89

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.21)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$17.81	$15.83	$13.27	$14.35	$11.57
Total return (%) (r)(s)(x)	13.29	20.51	(6.05)	25.41	19.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.09	1.06	1.05	1.05
Expenses after expense reductions (f)(h)	1.09	1.09	1.06	1.05	1.05
Net investment income (l)	0.46	0.62	0.83	0.59	1.09
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$43,907	$39,507	$38,416	$42,188	$35,478

	Years ended 5/31
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.10	$13.49	$14.57	$11.75	$10.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.16	$0.18	$0.15	$0.19
Net realized and unrealized gain (loss) on investments	2.06	2.67	(0.99)	2.89	1.78
Total from investment operations	$2.22	$2.83	$(0.81)	$3.04	$1.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.27)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$18.12	$16.10	$13.49	$14.57	$11.75
Total return (%) (r)(s)(x)	13.83	21.11	(5.52)	25.98	19.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.59	0.56	0.55	0.55
Expenses after expense reductions (f)(h)	0.59	0.59	0.56	0.55	0.55
Net investment income (l)	0.93	1.06	1.31	1.10	1.60
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$243,497	$209,474	$174,820	$189,357	$149,370

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.30	$13.66	$14.76	$11.89	$10.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.20	$0.21	$0.18	$0.21
Net realized and unrealized gain (loss) on investments	2.09	2.69	(1.00)	2.94	1.81
Total from investment operations	$2.30	$2.89	$(0.79)	$3.12	$2.02

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.31)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$18.36	$16.30	$13.66	$14.76	$11.89
Total return (%) (r)(s)(x)	14.19	21.36	(5.29)	26.38	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.34	0.31	0.30	0.30
Expenses after expense reductions (f)(h)	0.34	0.34	0.31	0.30	0.30
Net investment income (l)	1.21	1.32	1.54	1.35	1.80
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$260,773	$212,174	$157,750	$138,703	$103,043

	Years ended 5/31
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.42	$13.76	$14.87	$11.97	$10.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.23	$0.25	$0.22	$0.25
Net realized and unrealized gain (loss) on investments	2.11	2.72	(1.02)	2.96	1.82
Total from investment operations	$2.36	$2.95	$(0.77)	$3.18	$2.07

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.34)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$18.50	$16.42	$13.76	$14.87	$11.97
Total return (%) (r)(s)(x)	14.44	21.63	(5.10)	26.73	20.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	0.09	0.06	0.05	0.05
Expenses after expense reductions (f)(h)	0.09	0.09	0.06	0.05	0.05
Net investment income (l)	1.43	1.50	1.81	1.59	2.14
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$141,113	$56,433	$62,372	$59,722	$45,478

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.32	$13.67	$14.77	$11.90	$10.17

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.19	$0.21	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	2.09	2.71	(1.01)	2.94	1.81
Total from investment operations	$2.29	$2.90	$(0.80)	$3.11	$2.01

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.25)	$(0.30)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$18.38	$16.32	$13.67	$14.77	$11.90
Total return (%) (r)(s)(t)(x)	14.11	21.37	(5.37)	26.27	19.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.44	0.41	0.40	0.40
Expenses after expense reductions (f)(h)	0.38	0.39	0.37	0.40	0.40
Net investment income (l)	1.16	1.27	1.52	1.24	1.65
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$193,601	$164,807	$127,620	$123,673	$87,397

	Years ended 5/31
Class 529B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.08	$13.46	$14.52	$11.71	$10.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.08	$0.11	$0.07	$0.12
Net realized and unrealized gain (loss) on investments	2.07	2.66	(1.00)	2.88	1.78
Total from investment operations	$2.14	$2.74	$(0.89)	$2.95	$1.90

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.17)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$18.13	$16.08	$13.46	$14.52	$11.71
Total return (%) (r)(s)(t)(x)	13.31	20.44	(6.07)	25.26	18.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.19	1.16	1.15	1.15
Expenses after expense reductions (f)(h)	1.13	1.14	1.12	1.15	1.15
Net investment income (l)	0.41	0.52	0.78	0.51	1.00
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$21,506	$25,286	$27,132	$36,756	$32,394

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$15.98	$13.39	$14.47	$11.68	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.08	$0.10	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	2.03	2.65	(0.99)	2.87	1.78
Total from investment operations	$2.10	$2.73	$(0.89)	$2.94	$1.89

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.19)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$17.97	$15.98	$13.39	$14.47	$11.68
Total return (%) (r)(s)(t)(x)	13.20	20.51	(6.09)	25.30	18.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.19	1.16	1.15	1.15
Expenses after expense reductions (f)(h)	1.13	1.14	1.12	1.15	1.15
Net investment income (l)	0.39	0.52	0.77	0.50	0.93
Portfolio turnover	2	5	7	13	6
Net assets at end of period (000 omitted)	$69,115	$57,004	$46,807	$48,397	$37,106
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 5/31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.17	$13.79	$15.33	$11.87	$9.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.12	$0.10	$0.10	$0.13
Net realized and unrealized gain (loss) on investments	2.76	3.44	(1.44)	3.54	1.91
Total from investment operations	$2.89	$3.56	$(1.34)	$3.64	$2.04

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.18)	$(0.20)	$(0.18)	$(0.16)
Net asset value, end of period (x)	$19.87	$17.17	$13.79	$15.33	$11.87
Total return (%) (r)(s)(t)(x)	16.85	25.99	(8.70)	30.77	20.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	0.38	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.37	0.37	0.33	0.32	0.32
Net investment income (l)	0.70	0.80	0.70	0.69	1.08
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$742,788	$539,351	$433,117	$461,673	$341,600

	Years ended 5/31
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.90	$13.56	$15.05	$11.66	$9.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.01	$(0.01)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments	2.70	3.39	(1.40)	3.48	1.87
Total from investment operations	$2.69	$3.40	$(1.41)	$3.47	$1.91

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.06)	$(0.08)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$19.55	$16.90	$13.56	$15.05	$11.66
Total return (%) (r)(s)(t)(x)	15.93	25.11	(9.37)	29.77	19.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	1.13	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	1.12	1.13	1.08	1.07	1.07
Net investment income (loss) (l)	(0.03)	0.05	(0.04)	(0.04)	0.33
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$96,456	$100,340	$99,925	$143,320	$129,829

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.81	$13.51	$15.01	$11.64	$9.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.01	$(0.01)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments	2.70	3.37	(1.40)	3.46	1.88
Total from investment operations	$2.69	$3.38	$(1.41)	$3.45	$1.92

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$19.43	$16.81	$13.51	$15.01	$11.64
Total return (%) (r)(s)(t)(x)	16.01	25.05	(9.35)	29.73	19.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	1.12	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	1.12	1.12	1.08	1.07	1.07
Net investment income (loss) (l)	(0.04)	0.04	(0.05)	(0.05)	0.32
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$265,993	$195,777	$148,481	$167,911	$130,115

	Years ended 5/31
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.41	$13.98	$15.53	$12.02	$10.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.17	$0.13	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	2.80	3.48	(1.44)	3.58	1.97
Total from investment operations	$2.98	$3.65	$(1.31)	$3.72	$2.09

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.24)	$(0.21)	$(0.19)
Net asset value, end of period (x)	$20.16	$17.41	$13.98	$15.53	$12.02
Total return (%) (r)(s)(x)	17.15	26.29	(8.42)	31.09	20.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.12	0.08	0.07	0.08
Expenses after expense reductions (f)(h)	0.12	0.12	0.08	0.07	0.08
Net investment income (l)	0.94	1.05	0.93	1.02	1.02
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$58,061	$45,150	$29,816	$29,086	$22,721

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R1	2014		2013	2012		2011		2010
Net asset value, beginning of period	$16.55		$13.28	$14.76		$11.44		$9.65

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.01	$(0.00	)(w)	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss) on investments	2.64		3.31	(1.38)		3.41		1.84
Total from investment operations	$2.64		$3.32	$(1.38)		$3.41		$1.88

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.05)	$(0.10)		$(0.09)		$(0.09)
Net asset value, end of period (x)	$19.14		$16.55	$13.28		$14.76		$11.44
Total return (%) (r)(s)(x)	15.95		25.06	(9.36)		29.84		19.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12		1.13	1.08		1.07		1.07
Expenses after expense reductions (f)(h)	1.12		1.13	1.08		1.07		1.07
Net investment income (loss) (l)	(0.02)		0.05	(0.03)		(0.03)		0.34
Portfolio turnover	4		9	11		11		10
Net assets at end of period (000 omitted)	$18,849		$18,793	$20,186		$25,554		$19,715

	Years ended 5/31
Class R2	2014		2013	2012		2011		2010
Net asset value, beginning of period	$16.84		$13.53	$15.03		$11.65		$9.82

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.09	$0.06		$0.06		$0.09
Net realized and unrealized gain (loss) on investments	2.70		3.37	(1.40)		3.47		1.88
Total from investment operations	$2.78		$3.46	$(1.34)		$3.53		$1.97

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.16)		$(0.15)		$(0.14)
Net asset value, end of period (x)	$19.48		$16.84	$13.53		$15.03		$11.65
Total return (%) (r)(s)(x)	16.54		25.66	(8.86)		30.40		20.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62		0.63	0.58		0.57		0.57
Expenses after expense reductions (f)(h)	0.62		0.63	0.58		0.57		0.57
Net investment income (l)	0.46		0.56	0.46		0.47		0.81
Portfolio turnover	4		9	11		11		10
Net assets at end of period (000 omitted)	$119,055		$106,825	$94,686		$108,592		$80,129

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.05	$13.69	$15.23	$11.80	$9.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.12	$0.08	$0.10	$0.13
Net realized and unrealized gain (loss) on investments	2.73	3.42	(1.41)	3.51	1.90
Total from investment operations	$2.86	$3.54	$(1.33)	$3.61	$2.03

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.18)	$(0.21)	$(0.18)	$(0.17)
Net asset value, end of period (x)	$19.72	$17.05	$13.69	$15.23	$11.80
Total return (%) (r)(s)(x)	16.80	26.03	(8.68)	30.72	20.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	0.38	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.37	0.38	0.33	0.32	0.32
Net investment income (l)	0.71	0.79	0.55	0.74	1.08
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$164,977	$128,498	$97,526	$69,810	$50,899

	Years ended 5/31
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$17.22	$13.81	$15.35	$11.89	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.14	$0.13	$0.13	$0.16
Net realized and unrealized gain (loss) on investments	2.75	3.49	(1.43)	3.54	1.92
Total from investment operations	$2.94	$3.63	$(1.30)	$3.67	$2.08

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.24)	$(0.21)	$(0.19)
Net asset value, end of period (x)	$19.93	$17.22	$13.81	$15.35	$11.89
Total return (%) (r)(s)(x)	17.11	26.47	(8.45)	31.01	20.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.13	0.08	0.07	0.07
Expenses after expense reductions (f)(h)	0.12	0.13	0.08	0.07	0.07
Net investment income (l)	1.00	0.88	0.95	0.93	1.34
Portfolio turnover	4	9	11	11	10
Net assets at end of period (000 omitted)	$41,968	$26,339	$62,779	$69,880	$52,887

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529A	2014	2013		2012	2011	2010
Net asset value, beginning of period	$17.08	$13.72		$15.24	$11.81	$9.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.12		$0.09	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	2.73	3.42		(1.42)	3.52	1.92
Total from investment operations	$2.86	$3.54		$(1.33)	$3.60	$2.02

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)		$(0.19)	$(0.17)	$(0.15)
Net asset value, end of period (x)	$19.76	$17.08		$13.72	$15.24	$11.81
Total return (%) (r)(s)(t)(x)	16.78	25.93		(8.69)	30.60	20.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.48		0.43	0.42	0.42
Expenses after expense reductions (f)(h)	0.41	0.42		0.38	0.42	0.42
Net investment income (l)	0.68	0.75		0.65	0.61	0.81
Portfolio turnover	4	9		11	11	10
Net assets at end of period (000 omitted)	$117,316	$94,653		$73,786	$80,301	$61,720

	Years ended 5/31
Class 529B	2014	2013		2012	2011	2010
Net asset value, beginning of period	$16.72	$13.43		$14.89	$11.54	$9.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$(0.00	)(w)	$(0.01)	$(0.02)	$0.03
Net realized and unrealized gain (loss) on investments	2.67	3.34		(1.38)	3.43	1.85
Total from investment operations	$2.66	$3.34		$(1.39)	$3.41	$1.88

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)		$(0.07)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$19.34	$16.72		$13.43	$14.89	$11.54
Total return (%) (r)(s)(t)(x)	15.91	24.93		(9.34)	29.61	19.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.23		1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.17	1.17		1.13	1.17	1.17
Net investment income (loss) (l)	(0.07)	(0.01)		(0.10)	(0.12)	0.23
Portfolio turnover	4	9		11	11	10
Net assets at end of period (000 omitted)	$8,759	$8,832		$8,519	$12,165	$11,954

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Years ended 5/31
Class 529C	2014	2013		2012	2011	2010
Net asset value, beginning of period	$16.60	$13.34		$14.82	$11.50	$9.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.00	)(w)	$(0.01)	$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments	2.66	3.33		(1.39)	3.43	1.86
Total from investment operations	$2.64	$3.33		$(1.40)	$3.41	$1.87

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.07)		$(0.08)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$19.18	$16.60		$13.34	$14.82	$11.50
Total return (%) (r)(s)(t)(x)	15.90	25.02		(9.42)	29.72	19.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.22		1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.16	1.17		1.13	1.17	1.17
Net investment income (loss) (l)	(0.08)	(0.01)		(0.10)	(0.14)	0.07
Portfolio turnover	4	9		11	11	10
Net assets at end of period (000 omitted)	$35,650	$28,527		$22,437	$26,703	$20,162
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid

Notes to Financial Statements – continued

quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments The following is a summary of the levels used as of May 31, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,881,632,794	$—	$—	$2,881,632,794

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$6,156,395,504	$—	$—	$6,156,395,504

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$4,973,634,608	$—	$—	$4,973,634,608

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,669,193,123	$—	$—	$1,669,193,123

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Notes to Financial Statements – continued

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statements of Operations for the MFS Aggressive Growth Allocation Fund. For the year ended May 31, 2014, custody fees were not reduced for the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 5/31/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$43,948,352	$79,677,696	$53,000,707	$12,002,120

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$44,254,399	$79,951,671	$47,000,330	$11,000,009

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,414,554,444	$4,864,333,302	$3,625,133,662	$1,082,854,636
Gross appreciation	$476,397,424	$1,307,296,572	$1,365,953,264	$590,520,453
Gross depreciation	(9,319,074)	(15,234,370)	(17,452,318)	(4,181,966)
Net unrealized appreciation (depreciation)	$467,078,350	$1,292,062,202	$1,348,500,946	$586,338,487
Undistributed ordinary income	7,043,640	16,058,391	18,598,110	8,087,575
Undistributed long-term capital gains	8,646,510	—	—	—
Capital loss carryforwards	—	(5,699,169)	(60,309,296)	(60,464,981)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2014, the following funds had capital loss carryforwards available to offset future realized gains:

Pre-enactment losses which expire as follows:	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/18	$(5,699,169)	$(60,309,296)	$(59,515,091)
5/31/19	—	—	(949,890)
Total	$(5,699,169)	$(60,309,296)	$(60,464,981)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Year ended 5/31/14	Year ended 5/31/13	Year ended 5/31/14	Year ended 5/31/13	Year ended 5/31/14	Year ended 5/31/13	Year ended 5/31/14	Year ended 5/31/13
Class A	$24,075,271	$24,026,882	$46,596,304	$44,576,725	$32,470,566	$27,608,516	$6,305,240	$5,725,103
Class B	1,991,072	2,561,128	3,485,493	5,332,726	2,030,628	2,904,642	226,922	380,208
Class C	7,060,346	6,823,415	10,846,437	11,496,205	6,196,132	5,629,231	864,066	823,635
Class I	1,769,585	1,500,650	1,783,955	1,415,028	1,268,168	962,201	601,033	504,727
Class R1	288,863	399,476	435,240	792,658	303,897	439,628	50,429	64,656
Class R2	1,914,966	2,284,155	3,877,553	4,506,667	2,645,076	2,720,319	887,550	968,594
Class R3	3,322,090	3,218,606	6,466,329	6,178,204	3,511,338	3,072,366	1,493,639	1,237,772
Class R4	870,507	519,951	3,010,294	2,045,494	1,612,133	555,322	428,610	200,283
Class 529A	1,923,256	1,991,007	2,398,479	2,551,581	2,426,061	2,395,937	1,023,802	949,341
Class 529B	120,569	195,102	165,415	281,004	118,458	208,796	19,199	29,259
Class 529C	611,827	734,027	612,197	775,379	418,250	503,372	101,630	116,431
Total	$43,948,352	$44,254,399	$79,677,696	$79,951,671	$53,000,707	$47,000,330	$12,002,120	$11,000,009

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until

Notes to Financial Statements – continued

September 30, 2015. For the year ended May 31, 2014, the MFS Aggressive Growth Allocation Fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Effective February 1, 2014, the investment adviser has agreed in writing to pay a portion of the MFS Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the period February 1, 2014 through May 31, 2014, this reduction amounted to $174,073 and is included in the reduction of total expenses in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$1,479,011	$45,381
MFS Moderate Allocation Fund	4,386,127	96,608
MFS Growth Allocation Fund	3,704,722	157,643
MFS Aggressive Growth Allocation Fund	652,947	160,732

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,150,837
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	6,962,069
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	5,767,968
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,590,584

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,697,520
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,689,481
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,316,099
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,002,694

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$5,806,549
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	10,922,491
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	7,905,207
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,301,624

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$232,321
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	433,035
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	419,980
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	192,207

Notes to Financial Statements – continued

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$561,540
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	1,337,646
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	1,144,724
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	581,564

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$431,863
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	961,814
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	602,927
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	366,247

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$260,542
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	367,672
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	445,240
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	262,206

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$109,876
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	185,036
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	233,635
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	89,447

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$527,836
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	642,579
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	618,317
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	313,913

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$12,778,884	$25,501,823	$20,454,097	$6,700,486

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$11,251	$24,708	$29,023	$19,538
Class B	79	766	2,122	640
Class C	396	776	1,250	780
Class R1	49	—	—	—
Class R3	1	37	3	—
Class 529A	6,466	16,591	19,811	13,823
Class 529B	747	1,022	2,044	279
Class 529C	3,339	2,972	1,863	2,134

Notes to Financial Statements – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$25,275	$49,805	$12,228	$6,260
Class B	337,555	634,785	382,871	91,036
Class C	180,606	270,295	146,407	33,311
Class 529B	2,056	2,826	5,772	4,637
Class 529C	638	969	949	1,479

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2015, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2014, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$104,217	$147,069	$178,097	$104,882
Class 529B	10,988	18,503	23,363	8,945
Class 529C	52,784	64,258	61,832	31,391
Total Program Manager Fees	$167,989	$229,830	$263,292	$145,218

For the year ended May 31, 2014, MFD waived the following amount of program manager fees for each fund, which is included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$52,108	$73,534	$89,047	$52,440
Class 529B	5,494	9,252	11,682	4,472
Class 529C	26,392	32,129	30,916	15,696
Total Program Manager Fee Waivers	$83,994	$114,915	$131,645	$72,608

The program manager fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2014, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0007%	0.0003%	0.0004%	0.0012%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements – continued

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$14,441	$29,574	$23,904	$8,079

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$4,823	$9,882	$7,979	$2,703

Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the year ended May 31, 2014, purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$367,529,746	$950,781,802	$682,090,195	$204,264,629
Sales	$120,236,580	$104,741,127	$91,161,087	$60,000,841

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Year ended 5/31/14		Year ended 5/31/13		Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	24,781,601	$355,599,185	33,657,879	$458,651,938	55,798,445	$893,988,731	57,401,191	$842,645,011
Class B	2,156,378	30,659,582	3,344,149	45,024,062	3,794,480	60,038,203	5,580,197	80,446,002
Class C	17,282,290	244,776,228	13,780,340	186,143,851	25,947,256	409,902,019	21,784,319	316,466,550
Class I	4,291,589	62,827,789	2,679,490	36,779,808	3,580,385	57,965,306	3,058,073	45,219,955
Class R1	478,920	6,633,468	665,968	8,763,353	794,241	12,261,398	1,204,306	16,903,365
Class R2	2,536,064	35,590,897	2,963,021	39,351,317	4,500,089	70,853,508	6,352,631	91,225,077
Class R3	5,034,428	71,641,866	4,613,975	62,993,906	10,597,833	168,724,025	8,873,207	131,483,977
Class R4	4,859,333	70,671,534	1,714,680	23,383,415	7,796,237	124,681,359	5,201,979	76,283,993
Class 529A	2,776,195	39,632,480	2,466,123	33,440,159	3,321,244	53,082,681	2,788,966	40,626,545
Class 529B	287,359	4,032,398	306,882	4,077,409	389,821	6,122,874	408,710	5,833,324
Class 529C	1,479,333	20,791,191	1,347,206	17,972,860	1,546,732	24,226,963	1,337,170	19,131,272
	65,963,490	$942,856,618	67,539,713	$916,582,078	118,066,763	$1,881,847,067	113,990,749	$1,666,265,071

Notes to Financial Statements – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Year ended 5/31/14		Year ended 5/31/13		Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,638,473	$23,357,566	1,709,358	$23,006,094	2,800,088	$44,810,126	2,948,169	$42,366,112
Class B	133,933	1,902,130	180,964	2,417,895	210,970	3,359,866	355,171	5,045,379
Class C	451,170	6,366,462	441,367	5,862,830	597,276	9,470,708	670,488	9,494,195
Class I	101,334	1,456,900	94,360	1,279,832	87,877	1,424,708	65,517	954,729
Class R1	20,876	288,863	30,674	399,476	27,979	435,240	57,219	792,554
Class R2	128,674	1,789,177	160,711	2,107,012	235,530	3,701,817	306,605	4,322,056
Class R3	234,781	3,322,088	241,102	3,218,606	406,750	6,466,329	433,556	6,178,149
Class R4	60,570	869,605	39,130	519,951	187,041	2,998,758	144,086	2,043,360
Class 529A	135,365	1,921,854	148,756	1,990,385	150,420	2,397,174	178,456	2,551,248
Class 529B	8,610	120,568	14,825	195,018	10,472	165,388	19,973	281,004
Class 529C	43,684	611,194	55,768	733,862	38,895	611,853	55,262	775,320
	2,957,470	$42,006,407	3,117,015	$41,730,961	4,753,298	$75,841,967	5,234,502	$74,804,106

Shares reacquired
Class A	(20,701,889)	$(296,592,661)	(16,638,174)	$(227,263,292)	(27,720,746)	$(445,255,904)	(23,624,089)	$(346,092,831)
Class B	(2,561,108)	(36,534,503)	(2,737,544)	(37,117,569)	(5,068,590)	(80,583,382)	(6,487,526)	(93,944,651)
Class C	(8,350,419)	(118,175,379)	(5,453,601)	(73,433,312)	(9,873,868)	(156,249,562)	(7,708,965)	(111,252,764)
Class I	(2,649,130)	(38,732,220)	(1,336,300)	(18,465,822)	(1,540,280)	(24,812,915)	(1,575,028)	(23,134,568)
Class R1	(574,907)	(7,971,667)	(802,227)	(10,631,670)	(784,656)	(12,147,068)	(2,002,836)	(28,626,430)
Class R2	(2,767,111)	(38,622,800)	(2,733,079)	(36,254,707)	(4,130,474)	(65,680,224)	(4,763,052)	(68,541,980)
Class R3	(5,479,140)	(79,018,853)	(2,710,487)	(36,790,420)	(7,174,959)	(114,747,440)	(5,581,598)	(80,792,395)
Class R4	(885,725)	(12,757,517)	(2,778,785)	(36,345,520)	(2,454,808)	(39,414,519)	(8,107,056)	(111,536,091)
Class 529A	(2,005,022)	(28,548,800)	(1,761,457)	(23,809,492)	(2,277,941)	(36,394,984)	(1,804,813)	(26,171,326)
Class 529B	(412,349)	(5,780,691)	(504,037)	(6,721,022)	(512,608)	(8,074,438)	(600,439)	(8,583,185)
Class 529C	(1,128,298)	(15,801,863)	(1,033,346)	(13,795,663)	(1,038,086)	(16,241,347)	(846,184)	(12,122,901)
	(47,515,098)	$(678,536,954)	(38,489,037)	$(520,628,489)	(62,577,016)	$(999,601,783)	(63,101,586)	$(910,799,122)

Net change
Class A	5,718,185	$82,364,090	18,729,063	$254,394,740	30,877,787	$493,542,953	36,725,271	$538,918,292
Class B	(270,797)	(3,972,791)	787,569	10,324,388	(1,063,140)	(17,185,313)	(552,158)	(8,453,270)
Class C	9,383,041	132,967,311	8,768,106	118,573,369	16,670,664	263,123,165	14,745,842	214,707,981
Class I	1,743,793	25,552,469	1,437,550	19,593,818	2,127,982	34,577,099	1,548,562	23,040,116
Class R1	(75,111)	(1,049,336)	(105,585)	(1,468,841)	37,564	549,570	(741,311)	(10,930,511)
Class R2	(102,373)	(1,242,726)	390,653	5,203,622	605,145	8,875,101	1,896,184	27,005,153
Class R3	(209,931)	(4,054,899)	2,144,590	29,422,092	3,829,624	60,442,914	3,725,165	56,869,731
Class R4	4,034,178	58,783,622	(1,024,975)	(12,442,154)	5,528,470	88,265,598	(2,760,991)	(33,208,738)
Class 529A	906,538	13,005,534	853,422	11,621,052	1,193,723	19,084,871	1,162,609	17,006,467
Class 529B	(116,380)	(1,627,725)	(182,330)	(2,448,595)	(112,315)	(1,786,176)	(171,756)	(2,468,857)
Class 529C	394,719	5,600,522	369,628	4,911,059	547,541	8,597,469	546,248	7,783,691
	21,405,862	$306,326,071	32,167,691	$437,684,550	60,243,045	$958,087,251	56,123,665	$830,270,055

Notes to Financial Statements – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Year ended 5/31/14		Year ended 5/31/13		Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	40,649,822	$709,808,496	36,350,019	$559,678,140	10,428,493	$195,227,640	7,098,510	$112,624,675
Class B	2,188,465	37,562,317	3,196,536	47,804,607	585,235	10,707,044	689,713	10,575,899
Class C	15,189,257	260,685,455	11,010,601	167,632,985	3,689,142	67,355,906	2,415,339	37,660,815
Class I	1,996,638	35,059,704	1,994,786	31,111,217	789,035	14,920,705	1,049,075	16,623,528
Class R1	489,370	8,240,453	989,991	14,280,861	154,014	2,741,788	157,037	2,374,490
Class R2	3,272,459	56,080,383	3,441,696	51,650,807	1,240,500	22,466,465	1,478,842	22,586,148
Class R3	4,501,790	77,864,238	4,448,028	68,430,281	2,004,117	37,034,791	2,577,432	41,339,757
Class R4	5,221,116	90,758,589	2,948,620	45,532,142	915,767	16,992,454	1,196,780	19,005,846
Class 529A	2,756,932	47,872,602	2,586,824	39,330,830	1,402,581	26,102,874	1,308,565	20,406,150
Class 529B	210,342	3,578,479	279,128	4,146,019	85,951	1,542,802	113,206	1,712,120
Class 529C	1,152,603	19,586,672	848,638	12,648,961	528,548	9,544,726	397,897	6,034,880
	77,628,794	$1,347,097,388	68,094,867	$1,042,246,850	21,823,383	$404,637,195	18,482,396	$290,944,308

Shares issued to shareholders in reinvestment of distributions
Class A	1,767,615	$31,587,363	1,765,296	$26,567,701	314,721	$6,052,058	355,856	$5,473,061
Class B	111,108	1,968,831	187,435	2,798,421	11,524	218,742	23,920	363,099
Class C	309,399	5,445,415	320,710	4,759,318	40,404	762,028	46,353	699,931
Class I	60,970	1,096,859	53,665	812,482	26,366	513,882	28,580	444,991
Class R1	17,617	303,897	30,236	439,628	2,714	50,429	4,350	64,647
Class R2	147,059	2,576,473	180,773	2,668,206	46,560	878,591	63,688	961,053
Class R3	198,045	3,511,338	205,785	3,072,366	78,242	1,493,639	81,112	1,237,772
Class R4	90,271	1,610,435	36,817	552,987	22,208	427,948	13,003	200,246
Class 529A	136,665	2,425,804	160,226	2,395,376	53,504	1,023,520	62,158	949,341
Class 529B	6,730	118,170	14,124	208,756	1,018	19,140	1,947	29,242
Class 529C	24,028	418,250	34,289	503,363	5,454	101,556	7,809	116,427
	2,869,507	$51,062,835	2,989,356	$44,778,604	602,715	$11,541,533	688,776	$10,539,810

Shares reacquired
Class A	(18,130,482)	$(317,386,495)	(18,366,374)	$(281,131,542)	(4,765,441)	$(88,788,169)	(7,449,935)	$(117,996,848)
Class B	(4,801,111)	(83,168,263)	(6,758,758)	(102,009,034)	(1,601,125)	(29,448,864)	(2,142,334)	(33,026,254)
Class C	(5,963,351)	(102,622,829)	(5,831,362)	(87,606,088)	(1,679,911)	(30,663,353)	(1,806,149)	(27,685,900)
Class I	(990,294)	(17,367,429)	(1,006,424)	(15,534,690)	(527,721)	(10,025,180)	(617,292)	(9,285,454)
Class R1	(537,896)	(9,077,318)	(1,419,778)	(20,900,931)	(307,479)	(5,543,262)	(545,750)	(8,088,650)
Class R2	(2,998,526)	(51,765,240)	(3,571,986)	(53,418,027)	(1,518,193)	(27,939,984)	(2,197,789)	(33,721,733)
Class R3	(3,511,558)	(61,507,979)	(3,191,141)	(48,580,000)	(1,254,152)	(23,100,112)	(2,243,716)	(34,845,368)
Class R4	(1,120,698)	(19,667,559)	(4,081,709)	(57,461,154)	(361,822)	(6,690,877)	(4,224,616)	(59,544,555)
Class 529A	(2,459,909)	(42,531,509)	(1,984,139)	(30,094,781)	(1,060,669)	(19,564,263)	(1,207,484)	(18,662,446)
Class 529B	(602,854)	(10,277,756)	(736,860)	(10,971,778)	(162,244)	(2,937,192)	(221,582)	(3,342,593)
Class 529C	(899,592)	(15,194,054)	(810,013)	(12,045,902)	(394,087)	(7,016,941)	(368,852)	(5,526,745)
	(42,016,271)	$(730,566,431)	(47,758,544)	$(719,753,927)	(13,632,844)	$(251,718,197)	(23,025,499)	$(351,726,546)

Notes to Financial Statements – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Year ended 5/31/14		Year ended 5/31/13		Year ended 5/31/14		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	24,286,955	$424,009,364	19,748,941	$305,114,299	5,977,773	$112,491,529	4,431	$100,888
Class B	(2,501,538)	(43,637,115)	(3,374,787)	(51,406,006)	(1,004,366)	(18,523,078)	(1,428,701)	(22,087,256)
Class C	9,535,305	163,508,041	5,499,949	84,786,215	2,049,635	37,454,581	655,543	10,674,846
Class I	1,067,314	18,789,134	1,042,027	16,389,009	287,680	5,409,407	460,363	7,783,065
Class R1	(30,909)	(532,968)	(399,551)	(6,180,442)	(150,751)	(2,751,045)	(384,363)	(5,649,513)
Class R2	420,992	6,891,616	50,483	900,986	(231,133)	(4,594,928)	(655,259)	(10,174,532)
Class R3	1,188,277	19,867,597	1,462,672	22,922,647	828,207	15,428,318	414,828	7,732,161
Class R4	4,190,689	72,701,465	(1,096,272)	(11,376,025)	576,153	10,729,525	(3,014,833)	(40,338,463)
Class 529A	433,688	7,766,897	762,911	11,631,425	395,416	7,562,131	163,239	2,693,045
Class 529B	(385,782)	(6,581,107)	(443,608)	(6,617,003)	(75,275)	(1,375,250)	(106,429)	(1,601,231)
Class 529C	277,039	4,810,868	72,914	1,106,422	139,915	2,629,341	36,854	624,562
	38,482,030	$667,593,792	23,325,679	$367,271,527	8,793,254	$164,460,531	(3,854,327)	$(50,242,428)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$11,170	$22,469	$18,164	$6,146
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,977,526	970,406	(55,978)	5,891,954
MFS Commodity Strategy Fund	2,705,567	637,730	(210,747)	3,132,550
MFS Emerging Markets Debt Fund	4,560,787	1,241,355	(109,413)	5,692,729
MFS Global Bond Fund	11,959,691	3,151,222	(263,212)	14,847,701
MFS Global Real Estate Fund	1,513,487	415,711	(69,573)	1,859,625
MFS Government Securities Fund	23,623,837	5,079,125	(366,030)	28,336,932
MFS Growth Fund	2,575,177	286,998	(328,953)	2,533,222
MFS High Income Fund	33,374,460	6,345,850	(429,599)	39,290,711
MFS Inflation-Adjusted Bond Fund	21,763,313	5,529,184	(431,922)	26,860,575
MFS Institutional Money Market Portfolio	26	106,598,897	(106,598,896)	27
MFS International Growth Fund	1,815,157	281,914	(89,811)	2,007,260
MFS International Value Fund	1,565,246	164,694	(87,550)	1,642,390
MFS Limited Maturity Fund	39,902,912	7,781,234	(462,958)	47,221,188
MFS Mid Cap Growth Fund	8,398,151	818,982	(1,048,925)	8,168,208
MFS Mid Cap Value Fund	5,537,758	591,720	(549,908)	5,579,570
MFS New Discovery Fund	960,576	289,253	(151,444)	1,098,385
MFS New Discovery Value Fund	2,079,945	458,974	(289,041)	2,249,878

Notes to Financial Statements – continued

	MFS Conservative Allocation Fund – continued
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Research Bond Fund	37,464,728	7,536,864	(598,494)	44,403,098
MFS Research Fund	4,517,370	487,483	(392,932)	4,611,921
MFS Research International Fund	5,887,856	812,508	(365,626)	6,334,738
MFS Value Fund	4,966,507	549,345	(415,022)	5,100,830

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(25,259)	$—	$501,982	$57,093,035
MFS Commodity Strategy Fund	(600,461)	—	148,581	28,224,280
MFS Emerging Markets Debt Fund	(169,807)	359,983	3,855,303	87,269,532
MFS Global Bond Fund	(379,994)	—	2,259,915	143,577,265
MFS Global Real Estate Fund	(24,950)	788,528	645,557	29,326,292
MFS Government Securities Fund	(209,610)	—	6,752,249	286,486,381
MFS Growth Fund	3,610,426	2,814,932	264,605	175,400,283
MFS High Income Fund	(20,862)	—	7,910,870	143,411,096
MFS Inflation-Adjusted Bond Fund	(520,103)	—	4,245,488	287,945,367
MFS Institutional Money Market Portfolio	—	—	687	27
MFS International Growth Fund	37,997	311,769	327,828	57,949,597
MFS International Value Fund	122,458	148,669	1,059,003	58,271,998
MFS Limited Maturity Fund	(158,272)	—	4,586,074	285,688,189
MFS Mid Cap Growth Fund	2,873,357	—	—	115,580,141
MFS Mid Cap Value Fund	1,255,850	4,891,112	797,719	115,887,660
MFS New Discovery Fund	480,457	2,170,990	—	29,118,189
MFS New Discovery Value Fund	375,312	2,803,822	102,538	28,955,932
MFS Research Bond Fund	(216,327)	191,547	14,671,999	487,990,042
MFS Research Fund	1,137,432	2,996,153	2,025,568	174,330,609
MFS Research International Fund	210,934	—	1,703,764	115,545,623
MFS Value Fund	1,354,982	2,838,268	3,571,687	173,581,256
	$9,133,560	$20,315,773	$55,431,417	$2,881,632,794

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,845,854	1,465,738	(18,085)	6,293,507
MFS Commodity Strategy Fund	15,824,936	4,860,927	(630,089)	20,055,774
MFS Emerging Markets Debt Fund	8,924,268	3,307,265	(112,167)	12,119,366
MFS Global Bond Fund	23,469,681	8,407,568	(158,658)	31,718,591
MFS Global Real Estate Fund	5,944,369	2,185,611	(237,847)	7,892,133
MFS Government Securities Fund	46,093,230	14,702,843	(242,418)	60,553,655
MFS Growth Fund	6,616,297	841,206	(284,997)	7,172,506
MFS High Income Fund	65,027,071	19,385,836	(496,290)	83,916,617
MFS Inflation-Adjusted Bond Fund	21,319,715	7,505,251	(111,856)	28,713,110
MFS Institutional Money Market Portfolio	23	214,939,506	(214,939,458)	71
MFS International Growth Fund	5,293,918	1,221,395	(105,940)	6,409,373
MFS International New Discovery Fund	1,752,713	325,606	(37,283)	2,041,036
MFS International Value Fund	4,573,539	768,528	(108,639)	5,233,428
MFS Mid Cap Growth Fund	28,304,859	3,008,777	(837,016)	30,476,620
MFS Mid Cap Value Fund	18,669,120	2,555,420	(421,583)	20,802,957
MFS New Discovery Fund	2,779,197	898,312	(176,103)	3,501,406
MFS New Discovery Value Fund	6,011,313	1,407,064	(229,852)	7,188,525
MFS Research Bond Fund	51,598,869	15,676,313	(285,054)	66,990,128
MFS Research Fund	11,602,303	1,779,282	(294,969)	13,086,616
MFS Research International Fund	17,197,448	3,304,907	(256,457)	20,245,898
MFS Value Fund	12,757,612	2,173,101	(428,921)	14,501,792

Notes to Financial Statements – continued

	MFS Moderate Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,867)	$—	$523,280	$60,984,079
MFS Commodity Strategy Fund	252,618	—	942,034	180,702,526
MFS Emerging Markets Debt Fund	422,155	762,526	8,023,747	185,789,886
MFS Global Bond Fund	283,707	—	4,690,595	306,718,772
MFS Global Real Estate Fund	1,052,136	3,365,008	2,721,004	124,458,930
MFS Government Securities Fund	152,399	—	14,077,491	612,197,447
MFS Growth Fund	9,918,842	7,684,936	717,810	496,624,298
MFS High Income Fund	655,709	—	16,431,680	306,295,652
MFS Inflation-Adjusted Bond Fund	128,769	—	4,441,629	307,804,538
MFS Institutional Money Market Portfolio	—	—	1,163	71
MFS International Growth Fund	1,391,595	985,839	1,036,618	185,038,587
MFS International New Discovery Fund	611,744	—	749,706	61,761,746
MFS International Value Fund	2,095,941	466,118	3,322,375	185,682,034
MFS Mid Cap Growth Fund	6,351,747	—	—	431,244,178
MFS Mid Cap Value Fund	4,473,802	17,678,843	2,883,338	432,077,418
MFS New Discovery Fund	2,181,881	6,758,994	—	92,822,267
MFS New Discovery Value Fund	832,289	8,729,109	315,836	92,516,323
MFS Research Bond Fund	575,288	284,721	21,575,788	736,221,507
MFS Research Fund	6,131,151	8,256,402	5,581,790	494,674,103
MFS Research International Fund	1,740,335	—	5,371,544	369,285,175
MFS Value Fund	7,651,488	7,794,656	9,761,785	493,495,967
	$46,900,729	$62,767,152	$103,169,213	$6,156,395,504

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	3,911,248	1,206,617	(36,719)	5,081,146
MFS Commodity Strategy Fund	17,032,065	5,484,434	(825,692)	21,690,807
MFS Emerging Markets Debt Fund	7,202,273	2,777,572	(180,934)	9,798,911
MFS Emerging Markets Equity Fund	1,145,524	489,215	(76,673)	1,558,066
MFS Global Bond Fund	15,162,203	5,638,620	(267,751)	20,533,072
MFS Global Real Estate Fund	7,209,541	2,700,814	(330,050)	9,580,305
MFS Growth Fund	7,295,432	833,563	(189,720)	7,939,275
MFS High Income Fund	52,481,322	16,072,649	(774,367)	67,779,604
MFS Inflation-Adjusted Bond Fund	17,211,552	6,249,044	(285,005)	23,175,591
MFS Institutional Money Market Portfolio	33	103,230,734	(103,230,742)	25
MFS International Growth Fund	7,121,404	1,650,728	(137,016)	8,635,116
MFS International New Discovery Fund	2,829,037	520,729	(54,402)	3,295,364
MFS International Value Fund	6,160,355	1,004,539	(118,540)	7,046,354
MFS Mid Cap Growth Fund	29,237,065	2,819,563	(545,454)	31,511,174
MFS Mid Cap Value Fund	19,297,556	2,605,739	(341,721)	21,561,574
MFS New Discovery Fund	2,978,273	892,925	(138,371)	3,732,827
MFS New Discovery Value Fund	6,436,932	1,478,621	(204,114)	7,711,439
MFS Research Bond Fund	10,413,310	3,267,733	(156,361)	13,524,682
MFS Research Fund	9,319,036	1,366,120	(143,656)	10,541,500
MFS Research International Fund	16,195,438	3,133,289	(250,132)	19,078,595
MFS Value Fund	14,108,195	2,319,198	(342,584)	16,084,809

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,560	$—	$423,826	$49,236,308
MFS Commodity Strategy Fund	483,038	—	1,016,119	195,434,168
MFS Emerging Markets Debt Fund	666,949	614,834	6,490,618	150,217,307
MFS Emerging Markets Equity Fund	1,263,189	—	321,233	50,154,140
MFS Global Bond Fund	911,158	—	3,030,721	198,554,810
MFS Global Real Estate Fund	1,728,467	4,073,858	3,291,379	151,081,402

Notes to Financial Statements – continued

	MFS Growth Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$7,167,785	$8,547,154	$799,292	$549,715,397
MFS High Income Fund	963,473	—	13,298,865	247,395,555
MFS Inflation-Adjusted Bond Fund	304,887	—	3,592,198	248,442,337
MFS Institutional Money Market Portfolio	—	—	417	25
MFS International Growth Fund	2,125,856	1,324,567	1,392,796	249,295,800
MFS International New Discovery Fund	980,335	—	1,210,194	99,717,703
MFS International Value Fund	2,376,764	626,512	4,467,398	250,004,624
MFS Mid Cap Growth Fund	4,664,917	—	—	445,883,107
MFS Mid Cap Value Fund	4,339,512	18,362,479	2,994,836	447,833,886
MFS New Discovery Fund	2,503,015	$7,289,776	—	98,957,238
MFS New Discovery Value Fund	901,085	9,367,323	339,498	99,246,224
MFS Research Bond Fund	327,080	57,477	4,365,792	148,636,258
MFS Research Fund	3,212,773	6,672,181	4,510,769	398,468,689
MFS Research International Fund	2,204,617	—	5,055,509	347,993,565
MFS Value Fund	6,154,715	8,670,927	10,850,048	547,366,065
	$43,281,175	$65,607,088	$67,451,508	$4,973,634,608

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	7,268,356	2,549,957	(780,778)	9,037,535
MFS Emerging Markets Equity Fund	779,537	338,595	(79,735)	1,038,397
MFS Global Real Estate Fund	4,039,061	1,600,532	(309,440)	5,330,153
MFS Growth Fund	2,956,978	310,023	(119,556)	3,147,445
MFS Institutional Money Market Portfolio	807,417	111,808,666	(112,616,041)	42
MFS International Growth Fund	3,885,087	898,160	(150,157)	4,633,090
MFS International New Discovery Fund	1,931,625	337,573	(56,107)	2,213,091
MFS International Value Fund	3,347,007	539,956	(107,825)	3,779,138
MFS Mid Cap Growth Fund	11,136,011	1,022,347	(415,243)	11,743,115
MFS Mid Cap Value Fund	7,329,072	1,005,924	(285,788)	8,049,208
MFS New Discovery Fund	1,262,409	372,953	(80,523)	1,554,839
MFS New Discovery Value Fund	2,742,994	630,599	(154,165)	3,219,428
MFS Research Fund	3,590,283	494,446	(101,787)	3,982,942
MFS Research International Fund	6,294,780	1,224,301	(195,352)	7,323,729
MFS Value Fund	5,710,124	883,161	(204,685)	6,388,600

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$394,586	$—	$422,581	$81,428,189
MFS Emerging Markets Equity Fund	1,297,647	—	214,335	33,426,003
MFS Global Real Estate Fund	1,615,010	2,255,287	1,827,921	84,056,519
MFS Growth Fund	4,110,216	3,364,130	314,236	217,929,080
MFS Institutional Money Market Portfolio	—	—	1,076	42
MFS International Growth Fund	2,299,045	707,039	743,459	133,757,325
MFS International New Discovery Fund	970,595	—	807,773	66,968,127
MFS International Value Fund	2,161,990	334,432	2,384,028	134,083,804
MFS Mid Cap Growth Fund	3,285,986	—	—	166,165,074
MFS Mid Cap Value Fund	3,095,646	6,788,866	1,107,233	167,182,062
MFS New Discovery Fund	1,329,741	3,038,435	—	41,218,770
MFS New Discovery Value Fund	485,435	3,909,680	141,490	41,434,037
MFS Research Fund	2,133,723	2,498,301	1,688,991	150,555,225
MFS Research International Fund	1,431,274	—	1,927,372	133,584,816
MFS Value Fund	3,154,392	3,411,947	4,329,695	217,404,050
	$27,765,286	$26,308,117	$15,910,190	$1,669,193,123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the “MFS Asset Allocation Funds”) (four of the portfolios constituting the MFS Series Trust X), as of May 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of MFS Asset Allocation Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of MFS Asset Allocation Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of MFS Asset Allocation Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Asset Allocation Funds (four of the portfolios constituting the MFS Series Trust X) at May 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 16, 2014

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (Age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A

Robin A. Stelmach (k) (Age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A

INDEPENDENT TRUSTEES
David H. Gunning (Age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman

Steven E. Buller (Age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

Robert E. Butler (Age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (Age 59)	Trustee	January 2009	Private investor	N/A

William R. Gutow (Age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (Age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director

John P. Kavanaugh (Age 59)	Trustee	January 2009	Private investor	N/A

Maryanne L. Roepke (Age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (Age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (Age 73)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (Age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Christopher R. Bohane (k) (Age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (Age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (Age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (Age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (Age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Brian E. Langenfeld (k) (Age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (Age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (Age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (Age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (Age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (l) (Age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (Age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (Age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199-7618

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue

Boston, MA 02199-7618

Portfolio Manager

Joseph Flaherty

Custodian State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

MFS Conservative Allocation Fund designates $1,335,105 as capital gain dividends paid during the fiscal year.

For corporate shareholders, the following percentages of each fund’s ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction:

Dividends Received Deductions
MFS Conservative Allocation Fund	17.84%
MFS Moderate Allocation Fund	27.10%
MFS Growth Allocation Fund	40.74%
MFS Aggressive Growth Allocation Fund	69.58%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® GLOBAL BOND FUND

GLB-ANN

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Emerging Markets Bonds	50.1%
Non-U.S. Government Bonds	34.5%
U.S. Treasury Securities	4.1%
Commercial Mortgage-Backed Securities	0.4%
High Yield Corporates	0.2%
U.S. Government Agencies	0.1%
Mortgage-Backed Securities	0.1%
High Grade Corporates (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	7.6%
AA	5.9%
A	16.1%
BBB	48.4%
BB	4.7%
B	2.2%
CCC (o)	0.0%
U.S. Government	11.8%
Federal Agencies	0.2%
Not Rated	(7.4)%
Cash & Other	10.5%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	8.8 yrs.

Issuer country weightings (i)(x)
United States	15.2%
Brazil	14.2%
Japan	10.4%
Turkey	7.1%
South Africa	6.5%
Indonesia	5.6%
Italy	5.4%
Russia	4.0%
Mexico	3.4%
Other Countries	28.2%

Currency exposure weightings (i)(y)
United States Dollar	18.9%
Japanese Yen	12.2%
Euro	11.9%
Turkish Lira	6.4%
Brazilian Real	5.9%
Polish Zloty	5.5%
Russian Ruble	5.1%
Malaysian Ringgit	5.0%
South African Rand	4.9%
Other Currencies	24.2%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

High Grade Corporates are corporate securities that are rated BBB or higher.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Global Bond Fund (“fund”) provided a total return of 1.40%, at net asset value. This compares with a return of 5.05% for the fund’s benchmark, the JPMorgan Global Government Bond Index (Unhedged).

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and from emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Detractors from Performance

During the reporting period, currency exposure was a primary detractor from performance relative to the JPMorgan Global Government Bond Index (Unhedged), led by the fund’s lesser exposure to the euro and to the strong-performing British pound. Exposure to both the Indonesian rupiah and the Turkish lira also held back relative returns as both currencies depreciated against the U.S. dollar. A longer duration (d) stance to the South African, Russian, Brazilian and Indonesian yield curves, relative to the benchmark, dampened relative results as rates in these countries rose over the

4

Management Review – continued

reporting period. Additionally, a lesser exposure to Italian debt hindered relative performance as spreads narrowed in the eurozone during the reporting period.

Contributors to Performance

During the reporting period, the portion of the fund’s return derived from yield, which was greater than that of the benchmark, was a key contributor to relative performance, led by the fund’s overweight position in U.S. dollar-denominated bonds of Latin America, primarily Brazil, Mexico, and Columbia. The fund’s exposure to the Polish zolty also aided relative results as the zolty appreciated versus the U.S. dollar during the reporting period. Positioning along the U.S. yield curve (y) also benefited relative performance, particularly the fund’s lesser exposure to intermediate U.S. bonds (centered around maturities of 7 – 10 years) as the yield curve steepened over the reporting period.

Respectfully,

Ward Brown	Matthew Ryan	Erik Weisman
Portfolio Manager	Portfolio Manager	Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

6

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	Life (t)
A	6/02/10	1.40%	3.68%
B	6/02/10	0.73%	2.80%
C	6/02/10	0.73%	2.80%
I	6/02/10	1.75%	3.81%
R1	6/02/10	0.63%	2.77%
R2	6/02/10	1.13%	3.30%
R3	6/02/10	1.39%	3.55%
R4	6/02/10	1.64%	3.81%
R5	10/01/12	1.88%	(0.95)%
Comparative benchmark
JPMorgan Global Government Bond Index (Unhedged) (f)		5.05%	4.02%
Average annual with sales charge
A With initial Sales Charge (4.75%)		(3.42)%	2.42%
B With CDSC (Declining over six years from 4% to 0%) (v)		(3.19)%	2.13%
C With CDSC (1% for 12 months) (v)		(0.25)%	2.80%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

JPMorgan Global Government Bond Index (Unhedged) – measures developed government bond markets around the world.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

7

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	1.10%	$1,000.00	$1,045.83	$5.61
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
B	Actual	1.85%	$1,000.00	$1,043.20	$9.42
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
C	Actual	1.85%	$1,000.00	$1,043.20	$9.42
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
I	Actual	0.85%	$1,000.00	$1,048.39	$4.34
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R1	Actual	1.85%	$1,000.00	$1,042.12	$9.42
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
R2	Actual	1.35%	$1,000.00	$1,045.80	$6.89
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
R3	Actual	1.10%	$1,000.00	$1,047.09	$5.61
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R4	Actual	0.85%	$1,000.00	$1,048.39	$4.34
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R5	Actual	0.70%	$1,000.00	$1,049.13	$3.58
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

10

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.0%
Issuer	Shares/Par		Value ($)

Asset-Backed & Securitized - 0.4%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		$721,591	$735,192
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		870,221	942,958
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.804%, 6/15/49		1,111,221	1,136,409

			$2,814,559
Broadcasting - 0.2%
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	19,720,000	$1,308,304

Building - 0.4%
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		$1,259,000	$1,364,441
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		600,000	655,500
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		961,000	1,049,893

			$3,069,834
Cable TV - 0.1%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$343,000	$363,151
VTR Finance B.V., 6.875%, 1/15/24 (n)		433,000	458,981

			$822,132
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$779,000	$816,003
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (z)		941,000	933,943

			$1,749,946
Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$920,000	$949,900

Emerging Market Quasi-Sovereign - 1.6%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23		$500,000	$497,500
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		968,000	963,160
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,164,000,000	566,898
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		$1,077,000	1,122,773

11

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	45,727,300	$3,566,818
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	3,500,000	327,262
Transnet SOC Ltd., 9.5%, 5/13/21 (z)	ZAR	9,960,000	931,294
Transnet SOC Ltd., 9.25%, 11/14/17	ZAR	8,000,000	780,293
Transnet SOC Ltd., 10.5%, 9/17/20	ZAR	33,000,000	3,306,666

			$12,062,664
Emerging Market Sovereign - 43.1%
Bank Negara Malaysia, Capital Appreciation, 0%, 10/28/14	MYR	20,500,000	$6,304,525
Brazil Notas do Tesouro Nacional, 10%, 1/01/23	BRL	45,655,000	18,251,086
Brazil Notas do Tesouro Nacional, 10%, 1/01/17	BRL	46,284,000	19,884,097
Brazil Notas do Tesouro Nacional, 10%, 1/01/21	BRL	63,276,000	25,799,436
Dominican Republic, 6.6%, 1/28/24 (n)		$203,000	222,285
Dominican Republic, 5.875%, 4/18/24 (n)		450,000	470,250
Dominican Republic, 7.45%, 4/30/44 (n)		176,000	189,552
Federal Republic of Nigeria, Capital Appreciation, 0%, 8/21/14	NGN	304,752,000	1,831,785
Federative Republic of Brazil, 10%, 1/01/18	BRL	44,868,000	19,007,215
Federative Republic of Brazil, 10%, 1/01/25	BRL	1,500,000	586,690
Government of Malaysia, 3.26%, 3/01/18	MYR	2,269,000	696,844
Government of Malaysia, 4.378%, 11/29/19	MYR	4,738,000	1,512,886
Government of Malaysia, 4.16%, 7/15/21	MYR	8,083,000	2,541,541
Government of Malaysia, 4.392%, 4/15/26	MYR	3,568,000	1,123,585
Government of Poland, 5.75%, 10/25/21	PLN	2,102,000	791,554
Government of Thailand, 3.625%, 6/16/23	THB	84,442,000	2,554,603
Kingdom of Thailand, 3.875%, 6/13/19	THB	109,670,000	3,455,888
Kingdom of Thailand, 3.65%, 12/17/21	THB	175,310,000	5,368,037
Republic of Colombia, 7.5%, 8/26/26	COP	4,656,200,000	2,565,994
Republic of Colombia, 6%, 4/28/28	COP	4,500,000,000	2,200,651
Republic of Columbia, 11%, 7/24/20	COP	7,470,000,000	4,901,222
Republic of Columbia, 7%, 5/04/22	COP	1,355,000,000	748,050
Republic of Cote d’Ivoire, 5.75%, 12/31/32		$1,117,000	1,089,075
Republic of Hungary, 6%, 11/24/23	HUF	1,755,070,000	8,744,617
Republic of Indonesia, 8.375%, 3/15/24	IDR	50,100,000,000	4,383,482
Republic of Indonesia, 8.375%, 3/15/34	IDR	25,000,000,000	2,087,794
Republic of Indonesia, 7.875%, 4/15/19	IDR	185,548,000,000	16,035,797
Republic of Indonesia, 8.25%, 7/15/21	IDR	9,000,000,000	780,514
Republic of Indonesia, 7%, 5/15/22	IDR	44,574,000,000	3,588,827
Republic of Indonesia, 5.625%, 5/15/23	IDR	14,519,000,000	1,053,949
Republic of Indonesia, 11%, 9/15/25	IDR	15,000,000,000	1,530,321
Republic of Indonesia, 8.375%, 9/15/26	IDR	32,665,000,000	2,776,875
Republic of Indonesia, 7%, 5/15/27	IDR	16,225,000,000	1,228,514
Republic of Indonesia, 9%, 3/15/29	IDR	45,424,000,000	4,040,460

12

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 8.25%, 6/15/32	IDR	26,890,000,000	$2,222,600
Republic of Indonesia, 6.625%, 5/15/33	IDR	14,000,000,000	974,304
Republic of Peru, 7.84%, 8/12/20	PEN	7,995,000	3,302,220
Republic of Peru, GDN, 6.95%, 8/12/31	PEN	2,614,000	996,808
Republic of Poland, 4%, 10/25/23	PLN	4,529,000	1,530,839
Republic of Serbia, 6.75%, 11/01/24		$799,136	811,123
Republic of South Africa, 8.75%, 2/28/48	ZAR	19,419,000	1,736,262
Republic of South Africa, 8.25%, 9/15/17	ZAR	30,817,000	2,988,101
Republic of South Africa, 8%, 12/21/18	ZAR	73,699,000	7,082,549
Republic of South Africa, 7.25%, 1/15/20	ZAR	18,745,000	1,727,663
Republic of South Africa, 10.5%, 12/21/26	ZAR	38,569,000	4,248,674
Republic of South Africa, 7%, 2/28/31	ZAR	141,765,000	11,206,528
Republic of South Africa, 6.25%, 3/31/36	ZAR	25,488,000	1,767,113
Republic of South Africa, 6.5%, 2/28/41	ZAR	88,413,000	6,111,149
Republic of Turkey, 9%, 3/08/17	TRY	16,519,000	7,998,019
Republic of Turkey, 6.3%, 2/14/18	TRY	36,013,242	15,985,662
Republic of Turkey, 4.125%, 4/11/23	EUR	1,403,000	1,973,699
Republic of Turkey, 10.4%, 3/20/24	TRY	14,777,000	7,718,224
Republic of Turkey, 7.1%, 3/08/23	TRY	37,221,000	15,811,915
Russian Federation, 7.5%, 2/27/19	RUB	68,082,000	1,897,766
Russian Federation, 6.7%, 5/15/19	RUB	273,110,000	7,318,369
Russian Federation, 4.875%, 9/16/23 (n)		$200,000	205,800
Russian Federation, 8.15%, 2/03/27	RUB	101,259,000	2,815,310
Russian Federation, 7.05%, 1/19/28	RUB	642,732,000	16,193,458
Titulos de Tesoreria, 5%, 11/21/18	COP	4,601,000,000	2,356,363
United Mexican States, 10%, 12/05/24	MXN	10,000,000	1,029,188
United Mexican States, 8%, 12/07/23	MXN	52,970,000	4,778,713
United Mexican States, 8.5%, 5/31/29	MXN	80,740,000	7,594,132
United Mexican States, 7.75%, 5/29/31	MXN	33,000,000	2,885,347
United Mexican States, 10%, 11/20/36	MXN	21,520,000	2,295,850
United Mexican States, 8.5%, 11/18/38	MXN	17,000,000	1,586,573
United Mexican States, 7.75%, 11/13/42	MXN	2,000,000	173,194

			$315,671,516
Energy - Independent - 0.3%
Afren PLC, 10.25%, 4/08/19		$711,000	$803,430
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		1,026,000	1,059,345

			$1,862,775
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/21		$698,000	$776,525
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		1,439,000	1,593,693
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		841,000	828,385

			$3,198,603

13

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.8%
Central American Bottling Corp., 6.75%, 2/09/22		$1,016,000	$1,078,230
Central American Bottling Corp., 6.75%, 2/09/22 (n)		344,000	365,070
Corporacion Lindley S.A., 6.75%, 11/23/21		825,000	909,563
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		158,000	153,853
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	599,250
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,208,000	1,681,096
Minerva Luxembourg S.A., 7.75%, 1/31/23		$1,050,000	1,107,750

			$5,894,812
International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$913,000	$971,934

International Market Sovereign - 33.9%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,911,000	$4,615,966
Federal Republic of Germany, 3.25%, 7/04/21	EUR	4,506,000	7,178,139
Federal Republic of Germany, 6.25%, 1/04/30	EUR	2,181,000	4,694,117
Government of Australia, 5.75%, 5/15/21	AUD	6,558,000	6,997,078
Government of Canada, 4.5%, 6/01/15	CAD	3,424,000	3,267,436
Government of Canada, 3.25%, 6/01/21	CAD	5,521,000	5,559,850
Government of Canada, 5.75%, 6/01/33	CAD	2,236,000	3,005,289
Government of Japan, 1.1%, 6/20/20	JPY	2,999,800,000	30,971,432
Government of Japan, 2.1%, 9/20/24	JPY	1,700,950,000	19,167,451
Government of Japan, 2.2%, 9/20/27	JPY	1,200,900,000	13,759,259
Government of Japan, 1.5%, 3/20/34	JPY	292,000,000	2,896,006
Government of Japan, 2.4%, 3/20/37	JPY	669,950,000	7,611,158
Government of Japan, 2%, 3/20/52	JPY	111,700,000	1,168,592
Government of New Zealand, 5%, 3/15/19	NZD	4,226,000	3,750,601
Kingdom of Belgium, 4%, 3/28/32	EUR	557,000	913,020
Kingdom of Belgium, 4.25%, 9/28/21	EUR	6,710,000	11,048,233
Kingdom of Denmark, 3%, 11/15/21	DKK	11,539,000	2,410,055
Kingdom of Spain, 5.4%, 1/31/23	EUR	2,037,000	3,358,546
Kingdom of Spain, 5.5%, 7/30/17	EUR	5,253,000	8,129,675
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	9,333,041
Kingdom of Sweden, 5%, 12/01/20	SEK	23,890,000	4,365,316
Kingdom of Sweden, 3.5%, 6/01/22	SEK	7,430,000	1,266,269
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	2,081,000	3,282,318
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	1,305,000	2,533,681
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	1,096,785
Republic of Finland, 3.875%, 9/15/17	EUR	1,082,000	1,647,937
Republic of France, 2.5%, 10/25/20	EUR	3,503,000	5,222,084
Republic of France, 6%, 10/25/25	EUR	1,692,000	3,258,506
Republic of France, 4.75%, 4/25/35	EUR	2,607,000	4,783,494
Republic of Iceland, 5.875%, 5/11/22		$2,760,000	3,022,929

14

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Ireland, 5.5%, 10/18/17	EUR	2,094,000	$3,310,689
Republic of Ireland, 4.5%, 4/18/20	EUR	2,890,000	4,580,650
Republic of Ireland, 5.4%, 3/13/25	EUR	254,000	428,541
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	21,967,535
Republic of Italy, 3.75%, 3/01/21	EUR	11,599,000	17,276,873
Republic of Portugal, 4.45%, 6/15/18	EUR	2,585,000	3,819,455
Republic of Portugal, 4.8%, 6/15/20	EUR	1,709,000	2,576,470
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,392,858
United Kingdom Treasury, 8%, 6/07/21	GBP	1,783,000	4,125,164
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,475,000	2,840,634
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,936,000	5,653,557

			$248,286,689
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		$921,000	$921,000

Metals & Mining - 0.2%
First Quantum Minerals Ltd., 7.25%, 5/15/22 (z)		$1,060,000	$1,089,150

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 8/25/17		$613,000	$619,533
Freddie Mac, 3.32%, 2/25/23		12,000	12,485

			$632,018
Network & Telecom - 0.2%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		$300,000	$318,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		1,115,000	1,181,900

			$1,499,900
Oil Services - 0.1%
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$725,000	$735,875

Other Banks & Diversified Financials - 0.4%
BBVA Bancomer S.A., 6.5%, 3/10/21		$1,538,000	$1,716,793
Citigroup, Inc., 6.125%, 5/15/18		232,000	268,363
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		351,000	379,080
Industrial Senior Trust Co., 5.5%, 11/01/22		791,000	780,124

			$3,144,360
Retailers - 0.2%
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	717,500,000	$1,182,661

Specialty Chemicals - 0.3%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		$1,707,000	$1,822,223

15

Portfolio of Investments – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - 0.1%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$931,000	$990,351

Telecommunications - Wireless - 0.6%
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (z)	EUR	941,000	$1,304,530
Comcel Trust, 6.875%, 2/06/24 (n)		$493,000	527,510
Digicel Group Ltd., 8.25%, 9/01/17		541,000	559,935
Digicel Group Ltd., 8.25%, 9/30/20 (n)		200,000	215,500
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,576,000	1,676,470

			$4,283,945
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$351,000	$373,815
Brasil Telecom S.A., 9.75%, 9/15/16	BRL	6,819,000	2,819,309

			$3,193,124
Transportation - 0.3%
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 6/10/28 (n)	MXN	33,030,000	$2,416,024

Transportation - Services - 0.3%
Topaz Marine S.A., 8.625%, 11/01/18		$300,000	$318,600
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,107,000	1,175,634
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		800,000	864,000

			$2,358,234
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 3/01/33		$1,116,430	$1,078,074

U.S. Treasury Obligations - 11.7%
U.S. Treasury Bonds, 6.875%, 8/15/25		$6,446,000	$9,195,619
U.S. Treasury Bonds, 5.25%, 2/15/29		8,092,000	10,437,418
U.S. Treasury Bonds, 4.5%, 8/15/39		14,916,000	18,281,423
U.S. Treasury Notes, 4.125%, 5/15/15 (f)		17,055,000	17,703,892
U.S. Treasury Notes, 4.75%, 8/15/17		9,743,000	10,936,518
U.S. Treasury Notes, 3.5%, 5/15/20		17,360,000	19,062,096

			$85,616,966
Utilities - Other - 0.2%
Abengoa Transmision Sur, 6.875%, 4/30/43 (n)		$1,060,000	$1,160,700
Total Bonds (Identified Cost, $706,635,932)			$710,788,273

16

Portfolio of Investments – continued

Call Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
EUR Currency Option - July 2014 @ $1.33	3,491,250	$21,628
EUR Currency Option - July 2014 @ $1.345	3,480,860	9,686
USD Currency Option - July 2014 @ $1.353	7,225,020	38,951
U.S. Treasury Bonds 30 Year Futures - June 2014 @ $136	53	102,688
Total Call Options Purchased (Premiums Paid, $150,136)		$172,953

Put Options Purchased - 0.0%
JPY Currency Option - July 2014 @ $105.73	756,603,880	$1,483
ZAR Currency Option - June 2014 @ $10.85	39,396,350	2,357
Total Put Options Purchased (Premiums Paid, $63,914)		$3,840

Issuer	Shares/Par
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	18,887,822	$18,887,822
Total Investments (Identified Cost, $725,737,804)		$729,852,888

Other Assets, Less Liabilities - 0.4%		3,073,882
Net Assets - 100.0%		$732,926,770

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,594,307, representing 3.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21	5/12/14-5/13/14	$1,292,183	$1,304,530
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24	5/21/14	921,287	933,943
First Quantum Minerals Ltd., 7.25%, 5/15/22	5/13/14-5/21/14	1,087,829	1,089,150
Transnet SOC Ltd., 9.5%, 5/13/21	11/06/13	971,115	931,294
Total Restricted Securities			$4,258,917
% of Net assets			0.6%

17

Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDN	Global Depositary Note
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

18

Portfolio of Investments – continued

Derivative Contracts at 5/31/14

Forward Foreign Currency Exchange Contracts at 5/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	Barclays Bank PLC	5,988,355	6/09/14	$737,971	$741,346	$3,375
BUY	ARS	Merrill Lynch International Bank	4,021,000	6/13/14	496,114	496,378	264
BUY	BRL	Citibank N.A.	1,953,759	6/03/14	870,000	872,097	2,097
BUY	BRL	Goldman Sachs International	624,000	6/03/14	276,841	278,534	1,693
SELL	BRL	Barclays Bank PLC	223,265,559	6/03/14-8/04/14	98,882,389	98,786,152	96,237
SELL	BRL	Citibank N.A.	1,953,759	6/03/14	875,240	872,097	3,143
SELL	BRL	Deutsche Bank AG	1,219,000	6/03/14	545,536	544,124	1,412
SELL	BRL	Goldman Sachs International	2,234,000	6/03/14	1,003,860	997,188	6,672
SELL	BRL	Merrill Lynch International Bank	6,035,040	6/03/14	2,700,000	2,693,854	6,146
BUY	CAD	Goldman Sachs International	2,033,000	7/11/14	1,847,342	1,873,177	25,835
SELL	CHF	Credit Suisse Group	1,573,500	7/11/14	1,781,277	1,757,801	23,476
SELL	CHF	Deutsche Bank AG	1,573,500	7/11/14	1,781,438	1,757,801	23,637
BUY	CLP	Deutsche Bank AG	528,479,453	6/04/14	961,484	961,779	295
BUY	COP	Barclays Bank AG	6,004,530,913	6/11/14	3,098,955	3,161,626	62,671
SELL	EUR	Barclays Bank AG	2,719,000	7/11/14	3,734,799	3,706,216	28,583
SELL	EUR	Citibank N.A.	4,139,406	7/11/14	5,676,634	5,642,345	34,289
SELL	EUR	Credit Suisse Group	18,868,123	7/11/14	26,045,274	25,718,774	326,500

19

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	EUR	Goldman Sachs International	364,000	7/11/14	$500,725	$496,161	$4,564
SELL	EUR	Merrill Lynch International Bank	1,395,241	7/11/14	1,924,687	1,901,827	22,860
BUY	GBP	Credit Suisse Group	3,553,936	7/11/14	5,944,775	5,955,377	10,602
BUY	GBP	Merrill Lynch International Bank	3,553,936	7/11/14	5,945,237	5,955,377	10,140
SELL	HUF	Citibank N.A.	318,341,381	6/10/14-7/11/14	1,437,693	1,432,640	5,053
SELL	IDR	JPMorgan Chase Bank N.A.	139,817,136,728	7/09/14-7/16/14	12,055,228	11,888,520	166,708
BUY	INR	Barclays Bank PLC	665,069,000	6/09/14-7/02/14	10,933,131	11,222,056	288,925
BUY	JPY	Credit Suisse Group	23,768,000	7/11/14	231,385	233,534	2,149
BUY	JPY	Deutsche Bank AG	726,272,964	7/11/14	7,128,752	7,136,039	7,287
BUY	JPY	Goldman Sach International	726,272,962	7/11/14	7,129,480	7,136,039	6,559
SELL	JPY	Barclays Bank PLC	17,195,000	7/11/14	169,295	168,951	344
SELL	JPY	Brown Brothers Harriman	39,789,000	7/11/14	392,279	390,949	1,330
BUY	KRW	Barclays Bank PLC	3,729,476,000	7/21/14	3,638,158	3,646,447	8,289
BUY	KRW	JPMorgan Chase Bank N.A.	7,670,150,000	6/09/14-7/21/14	7,466,068	7,516,073	50,005
BUY	MXN	Barclays Bank PLC	687,000	7/21/14	52,765	53,227	462
BUY	MXN	Goldman Sach International	114,495,676	7/11/14-7/21/14	8,855,645	8,875,294	19,649

20

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	MXN	Morgan Stanley Capital Services, Inc.	2,312,530	7/11/14	$179,584	$179,322	$262
BUY	MYR	Barclays Bank PLC	18,903,006	6/09/14	5,796,157	5,880,543	84,386
BUY	MYR	Citibank N.A.	1,739,512	6/09/14	539,300	541,146	1,846
BUY	MYR	JPMorgan Chase Bank N.A.	47,779,102	7/16/14	14,784,582	14,823,127	38,545
BUY	NGN	JPMorgan Chase Bank N.A.	589,275,000	7/10/14	3,517,010	3,578,601	61,591
BUY	NOK	Goldman Sach International	21,432,000	7/11/14	3,560,443	3,579,733	19,290
SELL	NZD	Barclays Bank PLC	1,804,086	7/11/14	1,526,942	1,526,561	381
SELL	NZD	Goldman Sach International	2,051,568	7/11/14	1,770,643	1,735,973	34,670
BUY	PEN	Barclays Bank PLC	4,462,000	6/04/14-6/09/14	1,599,581	1,612,869	13,288
BUY	PEN	Deutsche Bank AG	19,293,000	6/04/14	6,865,836	6,975,559	109,723
BUY	PEN	JPMorgan Chase Bank N.A.	6,618,946	6/04/14-6/09/14	2,366,294	2,392,491	26,197
BUY	PEN	Merrill Lynch International Bank	1,388,923	6/04/14	491,220	502,178	10,958
SELL	PEN	Merrill Lynch International Bank	1,388,923	6/04/14	502,323	502,178	145
BUY	PLN	Deutsche Bank AG	11,261,000	7/11/14	3,696,872	3,702,525	5,653
BUY	PLN	Goldman Sachs International	46,245,000	7/11/14	15,160,645	15,204,981	44,336

21

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	PLN	Goldman Sachs International	253,000	7/11/14	$83,585	$83,184	$401
BUY	RON	JPMorgan Chase Bank N.A.	21,400,777	7/16/14	6,598,494	6,641,319	42,825
BUY	RUB	JPMorgan Chase Bank N.A.	598,979,463	6/11/14	16,893,147	17,137,251	244,104
SELL	RUB	Barclays Bank PLC	394,999,861	6/11/14	11,371,900	11,301,242	70,658
SELL	RUB	Credit Suisse Group	76,105,000	6/11/14	2,195,284	2,177,421	17,863
SELL	SEK	Citibank N.A.	634,000	7/11/14	96,407	94,676	1,731
SELL	SEK	Deutsche Bank AG	5,071,000	7/11/14	770,809	757,259	13,550
SELL	SEK	Goldman Sachs International	28,327,760	7/11/14	4,337,683	4,230,219	107,464
SELL	SEK	JPMorgan Chase Bank N.A.	6,118,000	7/11/14	930,835	913,608	17,227
SELL	SGD	Citibank N.A.	2,000	7/11/14	1,597	1,595	2
SELL	THB	JPMorgan Chase Bank N.A.	93,580,000	6/06/14	2,885,155	2,848,194	36,961
BUY	TRY	Goldman Sachs International	264,000	7/11/14	124,357	124,729	372
BUY	TRY	JPMorgan Chase Bank N.A.	13,729,119	7/11/14	6,392,921	6,486,454	93,533
SELL	TRY	Goldman Sachs International	3,997,000	7/11/14	1,891,382	1,888,421	2,961
SELL	TRY	JPMorgan Chase Bank N.A.	4,039,000	7/11/14	1,910,616	1,908,264	2,352

22

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	ZAR	Goldman Sachs International	3,163,000	6/10/14	$296,143	$298,524	$2,381
SELL	ZAR	Barclays Bank PLC	24,281,000	6/10/14-7/11/14	2,314,826	2,285,406	29,420
SELL	ZAR	Goldman Sachs International	19,757,000	7/11/14	1,882,398	1,855,368	27,030
SELL	ZAR	JPMorgan Chase Bank N.A.	38,255,933	6/10/14	3,618,620	3,610,599	8,021

							$2,421,378

Liability Derivatives
SELL	ARS	Deutsche Bank AG	4,034,000	6/13/14	$494,363	$497,982	$(3,619)
SELL	ARS	Merrill Lynch International Bank	5,988,355	6/09/14	735,670	741,346	(5,676)
SELL	AUD	JPMorgan Chase Bank N.A.	77,000	7/11/14	70,906	71,468	(562)
SELL	AUD	Westpac Banking Corp.	3,248,625	7/11/14	2,990,197	3,015,239	(25,042)
BUY	BRL	Barclays Bank PLC	113,935,758	6/03/14-8/04/14	50,886,632	50,857,007	(29,625)
BUY	BRL	Deutsche Bank AG	1,608,000	6/03/14	718,178	717,761	(417)
BUY	BRL	Goldman Sachs International	7,883,000	6/03/14-8/04/14	3,520,056	3,517,178	(2,878)
BUY	BRL	JPMorgan Chase Bank N.A.	3,241,000	6/03/14	1,447,521	1,446,681	(840)
BUY	BRL	Merrill Lynch International Bank	6,035,040	6/03/14	2,695,418	2,693,854	(1,564)
BUY	BRL	UBS AG	93,469,652	6/03/14	41,746,160	41,721,935	(24,225)
SELL	BRL	Barclays Bank PLC	2,272,000	6/03/14	986,827	1,014,150	(27,323)

23

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	BRL	Deutsche Bank AG	389,000	6/03/14	$173,158	$173,637	$(479)
SELL	BRL	Goldman Sachs International	6,075,000	6/03/14	2,699,548	2,711,690	(12,142)
SELL	BRL	JPMorgan Chase Bank N.A.	3,241,000	6/03/14	1,418,950	1,446,681	(27,731)
SELL	BRL	UBS AG	93,469,652	6/03/14	40,577,237	41,721,935	(1,144,698)
SELL	CAD	Credit Suisse Group	249,000	7/11/14	226,465	229,425	(2,960)
SELL	CAD	JPMorgan Chase Bank N.A.	90,000	7/11/14	81,424	82,925	(1,501)
SELL	CAD	Merrill Lynch International Bank	9,421,131	7/11/14	8,552,691	8,680,495	(127,804)
SELL	CLP	Deutsche Bank AG	1,056,958,906	6/04/14-7/03/14	1,905,441	1,920,472	(15,031)
BUY	COP	Barclays Bank PLC	2,227,546,000	7/11/14	1,173,010	1,170,237	(2,773)
SELL	COP	Barclays Bank PLC	11,483,631,000	6/11/14-7/11/14	5,979,123	6,038,164	(59,041)
BUY	DKK	Barclays Bank PLC	5,589,761	7/11/14	1,033,675	1,021,210	(12,465)
BUY	DKK	UBS AG	5,589,761	7/11/14	1,033,780	1,021,210	(12,570)
SELL	DKK	UBS AG	13,412,594	7/11/14	2,443,723	2,450,386	(6,663)
BUY	EUR	Credit Suisse Group	3,334,000	7/11/14	4,608,868	4,544,511	(64,357)
BUY	EUR	Deutsche Bank AG	141,383	7/11/14	196,817	192,717	(4,100)
BUY	EUR	Goldman Sachs International	2,616,102	7/11/14	3,634,009	3,565,959	(68,050)
SELL	EUR	Deutsche Bank AG	4,760,000	7/11/14	6,483,367	6,488,264	(4,897)
SELL	EUR	Goldman Sachs International	2,706,000	7/11/14	3,683,242	3,688,496	(5,254)

24

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	GBP	Credit Suisse Group	103,000	7/11/14	$173,394	$172,598	$(796)
BUY	HUF	Goldman Sachs International	183,894,000	6/10/14	830,414	827,642	(2,772)
SELL	HUF	Goldman Sachs International	486,271,998	6/10/14	2,166,061	2,188,537	(22,476)
BUY	IDR	Barclays Bank PLC	1,990,390,000	7/09/14	175,133	169,408	(5,725)
BUY	IDR	JPMorgan Chase Bank N.A.	860,946,000	7/16/14	74,865	73,174	(1,691)
BUY	INR	Barclays Bank PLC	54,348,000	6/23/14	925,703	915,651	(10,052)
BUY	INR	Merrill Lynch International Bank	54,150,000	7/03/14	911,923	910,275	(1,648)
SELL	INR	Barclays Bank PLC	118,502,000	7/09/14	1,954,672	1,989,140	(34,468)
SELL	JPY	Goldman Sachs International	8,451,000	7/11/14	82,651	83,036	(385)
SELL	KRW	Barclays Bank PLC	11,374,000	7/21/14	11,059	11,121	(62)
SELL	KRW	Deutsche Bank AG	3,806,418,000	7/21/14	3,687,496	3,721,676	(34,180)
BUY	KZT	Barclays Bank PLC	488,882,000	8/12/14	2,646,898	2,640,415	(6,483)
BUY	MXN	Goldman Sachs International	23,990,000	7/11/14	1,860,526	1,860,272	(254)
SELL	MXN	JPMorgan Chase Bank N.A.	73,439,916	7/21/14	5,643,364	5,689,982	(46,618)
SELL	MXN	Morgan Stanley Capital Services, Inc.	12,406,400	7/11/14	961,104	962,037	(933)

25

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MYR	Deutsche Bank AG	10,021,000	7/16/14	$3,115,756	$3,108,944	$(6,812)
BUY	NGN	Barclays Bank PLC	10,618,000	7/10/14	64,645	64,482	(163)
BUY	NGN	Citibank N.A.	138,325,000	7/02/14	844,991	842,202	(2,789)
BUY	NOK	Deutsche Bank AG	4,787,000	7/11/14	807,503	799,561	(7,942)
BUY	NOK	JPMorgan Chase Bank N.A.	5,886,000	7/11/14	993,238	983,124	(10,114)
SELL	NOK	Goldman Sachs International	9,602	7/11/14	1,602	1,604	(2)
BUY	NZD	Barclays Bank PLC	2,476	7/11/14	2,125	2,095	(30)
SELL	NZD	Goldman Sachs International	600,657	7/11/14	508,052	508,257	(205)
BUY	PEN	Deutsche Bank AG	19,293,000	6/09/14	6,972,533	6,971,778	(755)
BUY	PEN	Merrill Lynch International Bank	1,388,923	6/09/14	502,232	501,906	(326)
SELL	PEN	Barclays Bank PLC	2,380,000	6/04/14	858,550	860,511	(1,961)
SELL	PEN	Deutsche Bank AG	29,262,000	6/04/14-6/09/14	10,572,672	10,577,988	(5,316)
SELL	PEN	JPMorgan Chase Bank N.A.	3,309,473	6/04/14	1,196,051	1,196,570	(519)
SELL	PHP	Barclays Bank PLC	84,069,000	6/09/14	1,916,758	1,921,245	(4,487)
BUY	PLN	JPMorgan Chase Bank N.A.	57,068,933	6/12/14	18,866,387	18,799,154	(67,233)
BUY	RUB	Barclays Bank PLC	67,094,000	6/11/14	1,938,293	1,919,610	(18,683)
BUY	RUB	JPMorgan Chase Bank N.A.	192,076,000	6/11/14-6/23/14	5,560,215	5,485,572	(74,643)
SELL	RUB	Barclays Bank PLC	85,081,383	6/11/14	2,432,426	2,434,242	(1,816)

26

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	THB	Barclays Bank PLC	57,848,540	6/06/14	$1,784,127	$1,760,674	$(23,453)
BUY	THB	Citibank N.A.	232,263,008	6/06/14	7,165,294	7,069,139	(96,155)
BUY	THB	JPMorgan Chase Bank N.A.	294,900,089	6/06/14	9,092,033	8,975,556	(116,477)
BUY	TRY	Goldman Sachs International	7,717,000	7/11/14	3,652,387	3,645,971	(6,416)
BUY	TRY	JPMorgan Chase Bank N.A.	548,000	7/11/14	259,718	258,908	(810)
SELL	TRY	Citibank N.A.	7,620,996	7/11/14	3,563,334	3,600,613	(37,279)
SELL	TRY	Goldman Sachs International	9,050,000	7/11/14	4,253,095	4,275,760	(22,665)
SELL	TWD	JPMorgan Chase Bank N.A.	333,550,000	7/09/14	11,104,308	11,130,800	(26,492)
BUY	ZAR	Goldman Sachs International	6,326,000	7/11/14	606,126	594,070	(12,056)
SELL	ZAR	Citibank N.A.	338,000	6/10/14	31,610	31,900	(290)
SELL	ZAR	Goldman Sachs International	1,360,000	6/10/14	128,255	128,357	(102)

							$(2,408,821)

Futures Contracts at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	230	$27,544,297	September - 2014	$26,148
U.S. Treasury Note 10 yr (Short)	USD	270	33,889,219	September - 2014	49,540

					$75,688

27

Portfolio of Investments – continued

Swap Agreements at 5/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
8/14/16	TRY	3,700,000	Deutsche Bank AG (a)	9.15% (fixed rate)	CDI (floating rate)	$11,696
1/02/17	BRL	24,000,000	Merrill Lynch Capital Services	12.335% (fixed rate)	CDI (floating rate)	155,578
6/12/17	ZAR	14,103,000	JPMorgan Chase Bank N.A.	7.85% (fixed rate)	CDI (floating rate)	6,909
6/13/17	ZAR	14,185,000	JPMorgan Chase Bank N.A.	7.80% (fixed rate)	CDI (floating rate)	5,665
6/18/17	ZAR	1,295,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	753
1/02/18	BRL	3,000,000	Merrill Lynch Capital Services	12.55% (fixed rate)	CDI (floating rate)	26,174
11/01/23	MXN	59,149,000	Merrill Lynch Capital Services	6.94% (fixed rate)	CDI (floating rate)	269,366
12/16/23	PLN	7,000,000	Morgan Stanley Capital Services, Inc.	4.2% (fixed rate)	CDI (floating rate)	125,302
4/09/24	PLN	12,000,000	Morgan Stanley Capital Services, Inc.	3.895% (fixed rate)	CDI (floating rate)	91,706
4/16/24	PLN	7,000,000	Morgan Stanley Capital Services, Inc.	3.92% (fixed rate)	CDI (floating rate)	57,849
5/15/24	HUF	400,000	Deutsche Bank AG	4.48% (fixed rate)	CDI (floating rate)	28
5/16/24	HUF	399,600,000	Deutsche Bank AG	4.36% (fixed rate)	CDI (floating rate)	9,244
5/16/24	HUF	850,000,000	Deutsche Bank AG	4.36% (fixed rate)	CDI (floating rate)	19,662

						$779,932

Liability Derivatives
Interest Rate Swap Agreements
4/09/16	PLN	15,000,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	2.96% (fixed rate)	$(19,454)
5/16/16	HUF	3,500,000,000	Deutsche Bank AG	CDI (floating rate)	2.835% (fixed rate)	(31,606)
12/16/16	PLN	21,000,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	3.28% (fixed rate)	(87,668)
6/14/17	ZAR	20,451,000	JPMorgan Chase Bank N.A.	7.55% (fixed rate)	CDI (floating rate)	(147)
11/07/18	MXN	140,529,000	Merrill Lynch Capital Services	CDI (floating rate)	5.5% (fixed rate)	(224,326)
12/18/18	MXN	25,000,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	5.44% (fixed rate)	(26,039)
1/14/19	MXN	54,685,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	5.63% (fixed rate)	(90,511)
3/01/19	MXN	20,000,000	Barclays Bank PLC	CDI (floating rate)	5.46% (fixed rate)	(25,153)

						$(504,904)

(a)	Net unamortized premiums paid by the fund amounted to $2,218.

28

Portfolio of Investments – continued

At May 31, 2014, the fund had liquid securities with an aggregate value of $392,383 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

29

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $706,849,982)	$710,965,066
Underlying affiliated funds, at cost and value	18,887,822
Total investments, at value (identified cost, $725,737,804)	$729,852,888
Cash	1,232,391
Foreign currency, at value (identified cost, $143,603)	143,688
Receivables for
Forward foreign currency exchange contracts	2,421,378
Daily variation margin on open futures contracts	42,117
Investments sold	2,338,328
Fund shares sold	927,198
Interest	13,310,550
Swaps, at value (net unamortized premiums paid, $2,218)	779,932
Receivable from investment adviser	54,637
Other assets	2,411
Total assets	$751,105,518
Liabilities
Payables for
Distributions	$3,294
Forward foreign currency exchange contracts	2,408,821
Investments purchased	14,458,704
Fund shares reacquired	53,080
Swaps, at value	504,904
Payable to affiliates
Shareholder servicing costs	286,784
Distribution and service fees	732
Payable for independent Trustees’ compensation	10
Deferred country tax expense payable	275,531
Accrued expenses and other liabilities	186,888
Total liabilities	$18,178,748
Net assets	$732,926,770
Net assets consist of
Paid-in capital	$749,708,567
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $144,623 deferred country tax)	4,449,914
Accumulated net realized gain (loss) on investments and foreign currency	(17,412,684)
Accumulated distributions in excess of net investment income	(3,819,027)
Net assets	$732,926,770
Shares of beneficial interest outstanding	75,845,177

30

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,324,589	1,782,329	$9.72
Class B	2,064,807	213,687	9.66
Class C	2,518,185	260,527	9.67
Class I	1,392,561	144,036	9.67
Class R1	115,418	11,946	9.66
Class R2	165,436	17,114	9.67
Class R3	147,573	15,263	9.67
Class R4	116,105	12,007	9.67
Class R5	709,082,096	73,388,268	9.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.20 [100 / 95.25 x $9.72]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

31

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$29,124,588
Dividends from underlying affiliated funds	42,447
Foreign taxes withheld	(539,207)
Total investment income	$28,627,828
Expenses
Management fee	$3,915,387
Distribution and service fees	96,074
Shareholder servicing costs	834,779
Administrative services fee	88,280
Independent Trustees’ compensation	12,296
Custodian fee	271,749
Shareholder communications	24,652
Audit and tax fees	65,536
Legal fees	6,082
Miscellaneous	170,938
Total expenses	$5,485,773
Fees paid indirectly	(584)
Reduction of expenses by investment adviser and distributor	(708,023)
Net expenses	$4,777,166
Net investment income	$23,850,662
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(24,875,504)
Futures contracts	(556,321)
Swap agreements	(826,469)
Foreign currency	(2,524,307)
Net realized gain (loss) on investments and foreign currency	$(28,782,601)
Change in unrealized appreciation (depreciation)
Investments (net of $123,081 increase in deferred country tax)	$19,213,824
Futures contracts	47,960
Swap agreements	544,198
Translation of assets and liabilities in foreign currencies	2,440,575
Net unrealized gain (loss) on investments and foreign currency translation	$22,246,557
Net realized and unrealized gain (loss) on investments and foreign currency	$(6,536,044)
Change in net assets from operations	$17,314,618

See Notes to Financial Statements

32

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$23,850,662	$12,884,357
Net realized gain (loss) on investments and foreign currency	(28,782,601)	10,116,177
Net unrealized gain (loss) on investments and foreign currency translation	22,246,557	(25,525,042)
Change in net assets from operations	$17,314,618	$(2,524,508)
Distributions declared to shareholders
From net investment income	$(11,285,980)	$(12,653,161)
From net realized gain on investments	—	(10,517,446)
From tax return of capital	(14,070,993)	(1,875,007)
Total distributions declared to shareholders	$(25,356,973)	$(25,045,614)
Change in net assets from fund share transactions	$168,873,183	$174,204,589
Total change in net assets	$160,830,828	$146,634,467
Net assets
At beginning of period	572,095,942	425,461,475
At end of period (including accumulated distributions in excess of net investment income of $3,819,027 and $664,158, respectively)	$732,926,770	$572,095,942

See Notes to Financial Statements

33

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012	2011 (c)
Net asset value, beginning of period	$9.93	$10.38	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.25	$0.16	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)	(0.19)	0.09	0.88
Total from investment operations	$0.13	$0.06	$0.25	$1.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)	$(0.53)	$(0.28)
From net realized gain on investments	—	(0.23)	(0.11)	(0.03)
From tax return of capital	(0.19)	(0.01)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.51)	$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.72	$9.93	$10.38	$10.77
Total return (%) (r)(s)(t)(x)	1.40	0.39	2.34	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.16	1.03	0.97	(a)
Expenses after expense reductions (f)	1.10	1.09	1.02	0.96	(a)
Net investment income	3.22	2.36	1.54	1.93	(a)
Portfolio turnover	74	123	98	76
Net assets at end of period (000 omitted)	$17,325	$20,995	$16,178	$2,244

See Notes to Financial Statements

34

Financial Highlights – continued

Class B	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.32		$10.75	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.17		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)	(0.19)		0.04	0.86
Total from investment operations	$0.05	$(0.02)		$0.13	$0.98
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.66	$9.87		$10.32	$10.75
Total return (%) (r)(s)(t)(x)	0.63	(0.38)		1.21	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.91		1.78	1.72	(a)
Expenses after expense reductions (f)	1.85	1.84		1.78	1.72	(a)
Net investment income	2.50	1.62		0.83	1.16	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$2,065	$2,528		$2,169	$621

See Notes to Financial Statements

35

Financial Highlights – continued

Class C	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.18		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)	(0.20)		0.03 (g)	0.87
Total from investment operations	$0.06	$(0.02)		$0.12	$0.99
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.67	$9.87		$10.32	$10.76
Total return (%) (r)(s)(t)(x)	0.73	(0.38)		1.11	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.92		1.77	1.72	(a)
Expenses after expense reductions (f)	1.85	1.84		1.77	1.72	(a)
Net investment income	2.49	1.71		0.86	1.17	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$2,518	$3,366		$1,804	$718

See Notes to Financial Statements

36

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.33	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.20	$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)	(0.13)	0.03	0.87
Total from investment operations	$0.16	$0.07	$0.23	$1.10
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.23)	$(0.56)	$(0.30)
From net realized gain on investments	—	(0.23)	(0.11)	(0.03)
From tax return of capital	(0.20)	(0.07)	—	—
Total distributions declared to shareholders	$(0.36)	$(0.53)	$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.67	$9.87	$10.33	$10.77
Total return (%) (r)(s)(x)	1.75	0.53	2.12	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.83	0.77	0.72	(a)
Expenses after expense reductions (f)	0.85	0.82	0.77	0.72	(a)
Net investment income	3.52	1.88	1.91	2.14	(a)
Portfolio turnover	74	123	98	76
Net assets at end of period (000 omitted)	$1,393	$1,252	$404,824	$336,485

See Notes to Financial Statements

37

Financial Highlights – continued

Class R1	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.31		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.17		$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)	(0.18)		0.01 (g)	0.87
Total from investment operations	$0.05	$(0.01)		$0.11	$0.99
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.66	$9.87		$10.31	$10.76
Total return (%) (r)(s)(x)	0.63	(0.28)		1.01	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.91		1.77	1.73	(a)
Expenses after expense reductions (f)	1.85	1.84		1.77	1.73	(a)
Net investment income	2.50	1.63		0.92	1.10	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$115	$124		$111	$110

See Notes to Financial Statements

38

Financial Highlights – continued

Class R2	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.29	$0.22		$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)	(0.19)		0.03 (g)	0.87
Total from investment operations	$0.11	$0.03		$0.18	$1.04
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)		$(0.51)	$(0.25)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.17)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.48)		$(0.62)	$(0.28)
Net asset value, end of period (x)	$9.67	$9.87		$10.32	$10.76
Total return (%) (r)(s)(x)	1.24	0.12		1.62	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.42		1.26	1.23	(a)
Expenses after expense reductions (f)	1.35	1.34		1.26	1.23	(a)
Net investment income	3.02	2.15		1.42	1.60	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$165	$153		$114	$111

See Notes to Financial Statements

39

Financial Highlights – continued

Class R3	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.25		$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)	(0.20)		0.01 (g)	0.88
Total from investment operations	$0.13	$0.05		$0.19	$1.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)		$(0.53)	$(0.28)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.18)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.50)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.67	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	1.49	0.37		1.77	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.16		1.02	0.98	(a)
Expenses after expense reductions (f)	1.10	1.09		1.02	0.98	(a)
Net investment income	3.25	2.38		1.66	1.85	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$148	$171		$148	$111

See Notes to Financial Statements

40

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013		2012	2011 (c)
Net asset value, beginning of period	$9.87	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.27		$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)	(0.19)		0.01 (g)	0.88
Total from investment operations	$0.16	$0.08		$0.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)		$(0.56)	$(0.30)
From net realized gain on investments	—	(0.23)		(0.11)	(0.03)
From tax return of capital	(0.20)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.36)	$(0.53)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.67	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	1.75	0.62		2.03	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.91		0.76	0.73	(a)
Expenses after expense reductions (f)	0.85	0.84		0.76	0.73	(a)
Net investment income	3.52	2.61		1.92	2.10	(a)
Portfolio turnover	74	123		98	76
Net assets at end of period (000 omitted)	$116	$114		$113	$111

See Notes to Financial Statements

41

Financial Highlights – continued

Class R5	Years ended 5/31
	2014	2013 (i)
Net asset value, beginning of period	$9.87	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)	(0.56)
Total from investment operations	$0.16	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.06)
From net realized gain on investments	—	(0.23)
From tax return of capital	(0.21)	(0.16)
Total distributions declared to shareholders	$(0.37)	$(0.45)
Net asset value, end of period (x)	$9.66	$9.87
Total return (%) (r)(s)(x)	1.77	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	0.87	(a)
Expenses after expense reductions (f)	0.71	0.84	(a)
Net investment income	3.68	3.01	(a)
Portfolio turnover	74	123
Net assets at end of period (000 omitted)	$709,082	$543,392

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

42

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Global Bond Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure

43

Notes to Financial Statements – continued

requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

44

Notes to Financial Statements – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements.

45

Notes to Financial Statements – continued

The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$102,688	$86,695,040	$—	$86,797,728
Non-U.S. Sovereign Debt	—	576,992,805	—	576,992,805
U.S. Corporate Bonds	—	268,363	—	268,363
Residential Mortgage-Backed Securities	—	632,018	—	632,018
Commercial Mortgage-Backed Securities	—	2,814,559	—	2,814,559
Foreign Bonds	—	43,385,488	—	43,385,488
Purchased Currency Options	—	74,105	—	74,105
Mutual Funds	18,887,822	—	—	18,887,822
Total Investments	$18,990,510	$710,862,378	$—	$729,852,888

Other Financial Instruments
Futures Contracts	$75,688	$—	$—	$75,688
Swap Agreements	—	275,028	—	275,028
Forward Foreign Currency Exchange Contracts	—	12,557	—	12,557

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period

46

Notes to Financial Statements – continued

end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$75,688	$—
Interest Rate	Interest Rate Swaps	799,932	(504,904)
Interest Rate	Purchased Interest Rate Options	102,688	—
Foreign Exchange	Forward Foreign Currency Exchange	2,421,378	(2,408,821)
Foreign Exchange	Purchased Currency Options	74,105	—
Total		$3,473,791	$(2,913,725)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(556,321)	$(826,469)	$—	$(99,107)
Foreign Exchange	—	—	(1,266,365)	(300,663)
Total	$(556,321)	$(826,469)	$(1,266,365)	$(399,770)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$47,960	$544,198	$—	$44,533
Foreign Exchange	—	—	2,133,972	(188,345)
Total	$47,960	$544,198	$2,133,972	$(143,812)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter

47

Notes to Financial Statements – continued

derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

48

Notes to Financial Statements – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

49

Notes to Financial Statements – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

50

Notes to Financial Statements – continued

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

51

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$11,285,980	$16,041,201
Long-term capital gains	—	7,129,406
Total distributions	$11,285,980	$23,170,607
Tax return of capital (b)	14,070,993	1,875,007
Total distributions	$25,356,973	$25,045,614
(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$734,095,889
Gross appreciation	23,380,953
Gross depreciation	(27,623,954)
Net unrealized appreciation (depreciation)	$(4,243,001)
Capital loss carryforwards	(4,522,081)
Post-October capital loss deferral	(5,560,661)
Other temporary differences	(2,456,054)

As of May 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(4,522,081)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

52

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Year ended 5/31/14	Year ended 5/31/13 (i)	Year ended 5/31/14	Year ended 5/31/13 (i)	Year ended 5/31/14	Year ended 5/31/13 (i)
Class A	$276,888	$430,134	$—	$392,029	$345,216	$63,739
Class B	26,746	40,318	—	55,609	33,346	5,975
Class C	34,398	48,404	—	60,626	42,886	7,173
Class I	21,990	3,103,253	—	32,995	27,417	459,855
Class R1	1,435	1,976	—	2,553	1,788	293
Class R2	2,272	2,773	—	2,728	2,833	411
Class R3	2,442	3,928	—	3,863	3,044	582
Class R4	1,875	2,956	—	2,597	2,337	438
Class R5	10,917,934	9,019,419	—	9,964,446	13,612,126	1,336,541
Total	$11,285,980	$12,653,161	$—	$10,517,446	$14,070,993	$1,875,007

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the year ended May 31, 2014, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended May 31, 2014, this management fee reduction amounted to $15,399, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

53

Notes to Financial Statements – continued

Prior to October 1, 2013, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement expired on September 30, 2013. For the period June 1, 2013 through September 30, 2013, this reduction amounted to $134,766 and is included in the reduction of total expenses in the Statement of Operations. Effective October 1, 2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the period October 1, 2013 through May 31, 2014, this reduction amounted to $556,324 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $21,706 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$44,147
Class B	0.75%	0.25%	1.00%	1.00%	21,706
Class C	0.75%	0.25%	1.00%	1.00%	27,888
Class R1	0.75%	0.25%	1.00%	1.00%	1,164
Class R2	0.25%	0.25%	0.50%	0.50%	780
Class R3	—	0.25%	0.25%	0.25%	389
Total Distribution and Service Fees					$96,074

54

Notes to Financial Statements – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $348 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$84
Class B	3,343
Class C	878

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2014, the fee was $11,447, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $39,451.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2014, these costs for the fund amounted to $783,881 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee

55

Notes to Financial Statements – continued

based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,554 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,186, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2014, MFS held 97%, 69%, 78%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$53,914,005	$33,971,703
Investments (non-U.S. Government securities)	$591,955,985	$394,697,046

56

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	654,493	$6,254,393	1,323,890	$13,909,503
Class B	61,314	582,841	98,766	1,027,471
Class C	122,395	1,160,739	209,886	2,197,542
Class I	128,418	1,201,241	3,848,985	40,723,496
Class R1	269	2,546	1,314	13,626
Class R2	2,055	19,590	4,503	46,357
Class R3	44	411	2,211	23,080
Class R5	16,855,766	159,297,755	53,662,947	569,223,778
	17,824,754	$168,519,516	59,152,502	$627,164,853

Shares issued to shareholders in reinvestment of distributions
Class A	60,944	$579,750	78,881	$829,148
Class B	5,470	51,729	7,705	80,552
Class C	7,399	69,979	9,885	103,236
Class I	3,745	35,426	318,842	3,357,285
Class R1	339	3,209	461	4,822
Class R2	538	5,092	566	5,912
Class R3	578	5,470	801	8,373
Class R4	445	4,211	573	5,990
Class R5	2,595,055	24,530,004	1,949,449	20,320,406
	2,674,513	$25,284,870	2,367,163	$24,715,724

Shares reacquired
Class A	(1,047,500)	$(9,975,073)	(846,659)	$(8,898,890)
Class B	(109,320)	(1,037,724)	(60,521)	(634,132)
Class C	(210,273)	(1,984,304)	(53,527)	(553,479)
Class I	(114,943)	(1,093,525)	(43,244,069)	(461,772,272)
Class R1	(1,229)	(11,564)	—	—
Class R2	(997)	(9,352)	(578)	(5,954)
Class R3	(2,711)	(25,866)	—	—
Class R5	(1,137,865)	(10,793,795)	(537,084)	(5,811,261)
	(2,624,838)	$(24,931,203)	(44,742,438)	$(477,675,988)

57

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	(332,063)	$(3,140,930)	556,112	$5,839,761
Class B	(42,536)	(403,154)	45,950	473,891
Class C	(80,479)	(753,586)	166,244	1,747,299
Class I	17,220	143,142	(39,076,242)	(417,691,491)
Class R1	(621)	(5,809)	1,775	18,448
Class R2	1,596	15,330	4,491	46,315
Class R3	(2,089)	(19,985)	3,012	31,453
Class R4	445	4,211	573	5,990
Class R5	18,312,956	173,033,964	55,075,312	583,732,923
	17,874,429	$168,873,183	16,777,227	$174,204,589

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 42%, 27%, 20%, 2%, 2% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $2,723 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

58

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,497,951	287,318,940	(315,929,069)	18,887,822

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,447	$18,887,822

59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Global Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Bond Fund (the Fund), one of the funds constituting MFS Series Trust X, as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Bond Fund at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 16, 2014

60

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

61

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

62

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

63

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

64

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Ward Brown Matthew Ryan Erik Weisman

65

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

66

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

67

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

68

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

May 31, 2014

MFS® ABSOLUTE RETURN FUND

ART-ANN

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	52.2%	7.9%	60.1%
	Europe ex-U.K.	18.7%	(6.7)%	12.0%
	United Kingdom	5.1%	2.8%	7.9%
	North America ex-U.S.	4.5%	1.4%	5.9%
	Asia/Pacific ex-Japan	3.7%	1.7%	5.4%
	Emerging Markets	2.0%	0.0%	2.0%
	Supranational	0.9%	0.0%	0.9%
	Japan	2.8%	(9.4)%	(6.6)%
Equity	Emerging Markets	0.0%	5.1%	5.1%
	Europe ex-U.K.	0.0%	3.3%	3.3%
	North America ex-U.S.	0.0%	0.8%	0.8%
	United Kingdom	0.0%	(0.2)%	(0.2)%
	Asia/Pacific ex-Japan	0.0%	(0.7)%	(0.7)%
	U.S. Large Cap	0.0%	(1.6)%	(1.6)%
	Japan	0.0%	(1.6)%	(1.6)%
	U.S. Small/Mid Cap	0.0%	(2.5)%	(2.5)%
Real Estate-related	U.S.	1.0%	0.0%	1.0%
Cash	Cash & Equivalents (d)	8.1%	1.0%	9.1%
	Derivative Offsets (e)	0.0%	(0.3)%	(0.3)%

2

Portfolio Composition – continued

Top ten holdings (c)
U.S. Treasury Note 10 yr Future SEP 2014	7.9%
FTSE MIB Index Future JUN 2014	2.9%
GB Government Bond 10 yr Future SEP 2014	2.8%
MSCI Taiwan Index Future JUN 2014	2.3%
U.S. Treasury Notes, 3.25%, 7/31/16	2.2%
IBEX Index Future JUN 2014	1.9%
Russell 2000 Index Future JUN 2014	(2.5)%
Australian SPI 200 Index Future JUN 2014	(3.1)%
Euro Bund Future JUN 2014	(6.7)%
Japanese Government Bond 10 yr Future JUN 2014	(9.4)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended May 31, 2014, Class A shares of the MFS Absolute Return Fund (“fund”) provided a total return of 0.24%, at net asset value. This compares with return of 0.03% for the fund’s benchmark, the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index.

In managing the fund, MFS employs an absolute return investment approach. Unlike many mutual funds, the fund is not managed with a goal of outperforming an index of securities or other funds. The investment returns of mutual funds that are managed relative to an index may be positive or negative and will tend to reflect the general direction of the markets. In contrast, the fund seeks to earn a positive return regardless of market conditions. As a result, if this strategy is successful, it is expected that the fund will outperform the general equity market during periods of flat or negative market performance, will underperform during periods of strong positive market performance, and will typically produce less volatile returns than the general equity market.

MFS attempts to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of primarily debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes, markets and currencies.

Market Environment

Early in the period, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the

4

Management Review – continued

period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the economy regained its footing and the major US equity indexes traded near their all-time highs by the end of the period.

Factors Affecting Performance

Over the reporting period, the fund outperformed the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The fund’s investment in fixed income securities was a primary contributor to performance. In particular, holdings of bonds in the financial and industrials sectors had a positive impact on the fund’s returns as both sectors performed well during the reporting period. Additionally, the portion of the fund’s return derived from yield was a key contributor to relative performance.

The tactical allocation overlay also contributed to performance during the reporting period. The fund’s positioning within emerging market equities, through the use of equity index futures, particularly its positive exposures to the Brazilian and Taiwanese equity markets benefited results. In the Asia Pacific region, short exposure to the Singapore equity market supported performance as this market underperformed global equities.

A short exposure to the swiss franc weighed on relative results as the franc appreciated relative the the US dollar. The fund’s overall negative allocations to fixed income derivatives and developed markets equity derivatives also detracted from performance.

Respectfully,

James Calmas	Benjamin Nastou	Natalie Shapiro
Portfolio Manager	Portfolio Manager	Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 5/31/14

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

6

Performance Summary – continued

Total Returns through 5/31/14

Average annual without sales charge

Share class	Class inception date	1-yr	Life (t)
A	3/30/11	0.24%	0.14%
B	3/30/11	(0.58)%	(0.63)%
C	3/30/11	(0.56)%	(0.61)%
I	3/30/11	0.48%	0.39%
R1	3/30/11	(0.48)%	(0.62)%
R2	3/30/11	(0.02)%	(0.12)%
R3	3/30/11	0.23%	0.13%
R4	3/30/11	0.48%	0.37%
R5	10/01/12	0.56%	1.19%
Comparative benchmark
BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (f)		0.03%	0.05%
Average annual with sales charge
A With initial Sales Charge (4.75%)		(4.53)%	(1.39)%
B With CDSC (Declining over six years from 4% to 0%) (v)		(4.56)%	(1.57)%
C With CDSC (1% for 12 months) (v)		(1.56)%	(0.61)%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index – tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

7

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2013 through May 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2013 through May 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Expenses Paid During Period (p) 12/01/13-5/31/14
A	Actual	1.14%	$1,000.00	$1,003.73	$5.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.25	$5.74
B	Actual	1.90%	$1,000.00	$1,000.00	$9.47
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
C	Actual	1.90%	$1,000.00	$1,000.00	$9.47
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
I	Actual	0.90%	$1,000.00	$1,004.95	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R1	Actual	1.90%	$1,000.00	$1,000.00	$9.47
	Hypothetical (h)	1.90%	$1,000.00	$1,015.46	$9.55
R2	Actual	1.40%	$1,000.00	$1,002.49	$6.99
	Hypothetical (h)	1.40%	$1,000.00	$1,017.95	$7.04
R3	Actual	1.15%	$1,000.00	$1,003.74	$5.74
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R4	Actual	0.90%	$1,000.00	$1,004.97	$4.50
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R5	Actual	0.80%	$1,000.00	$1,004.45	$4.00
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

10

PORTFOLIO OF INVESTMENTS

5/31/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.5%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 13.3%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$427,650	$428,154
ARI Fleet Lease Trust, “A”, FRN, 0.701%, 3/15/20 (n)	209,442	209,658
ARI Fleet Lease Trust, “A”, FRN, 0.451%, 1/15/21 (n)	310,669	310,442
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (z)	540,000	540,503
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	1,000,000	1,000,320
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.529%, 3/21/16	600,000	600,702
Cent CDO XI Ltd., “A1”, FRN, 0.489%, 4/25/19 (n)	403,556	399,603
Chesapeake Funding LLC, “A”, FRN, 0.901%, 11/07/23 (n)	313,380	314,617
Chesapeake Funding LLC, “A”, FRN, 0.601%, 1/07/25 (n)	800,000	800,926
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	668,752	669,373
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	469,622
CNH Equipment Trust, “A2”, 0.45%, 4/15/16	86,128	86,134
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	480,000	480,424
CNH Wholesale Master Note Trust, “A”, FRN, 0.751%, 8/15/19 (n)	772,000	774,753
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	184,517	185,646
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.857%, 9/15/39	317,771	351,010
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 5/15/46	340,269	377,197
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	750,000	750,280
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	480,000	480,430
Ford Credit Auto Owner Trust, “A2”, 0.4%, 9/15/15	4,382	4,382
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (z)	227,000	229,830
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.502%, 9/15/16	490,000	490,288
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	490,445	491,254
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	858,000	858,819
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.704%, 12/10/27 (n)	1,070,000	1,072,060
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	270,000	270,405
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	647,745	648,314
Hyundai Auto Lease Securitization Trust, “A2”, 0.51%, 9/15/15 (n)	217,479	217,520
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	673,898	675,196
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	204,037	204,180
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	415,393	455,224
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	250,267	248,064

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (z)	$330,000	$330,045
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	850,000	850,385
Mercedes-Benz Master Owner Trust, FRN, 0.422%, 11/15/16 (n)	1,000,000	1,000,237
Motor PLC, “A1”, FRN, 0.63%, 8/25/21 (n)	763,413	763,424
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45 (z)	410,000	410,082
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.421%, 1/15/16	960,000	960,933
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.451%, 2/15/18	760,000	760,131
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	522,954	523,345
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	460,690	456,445
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 3/15/16	46,581	46,582
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	1,070,000	1,071,343
Smart Trust, “A2B”, FRN, 0.482%, 6/14/15 (n)	70,617	70,625
Smart Trust, “A2B”, FRN, 0.402%, 9/14/15	238,567	238,593
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.359%, 10/20/16	1,290,000	1,290,435
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	907,843	907,997
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	1,110,000	1,110,201
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (z)	340,000	339,978

		$26,226,111
Automotive - 3.9%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$229,000	$229,759
American Honda Finance Corp., 1.85%, 9/19/14 (n)	620,000	622,529
American Honda Finance Corp., FRN, 0.443%, 11/03/14 (n)	200,000	200,206
American Honda Finance Corp., FRN, 0.602%, 5/26/16 (n)	200,000	200,886
American Honda Finance Corp., FRN, 0.73%, 10/07/16	200,000	201,587
Daimler Finance North America LLC, FRN, 0.829%, 1/09/15 (n)	700,000	702,120
Daimler Finance North America LLC, FRN, 0.905%, 8/01/16 (n)	160,000	161,453
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	212,127
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	420,000	441,879
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	707,535
Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (n)	300,000	307,679
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	420,000	422,889
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	550,000	551,496
Toyota Motor Credit Corp., 1.25%, 11/17/14	260,000	261,173
Toyota Motor Credit Corp., 3.2%, 6/17/15	125,000	128,685
Toyota Motor Credit Corp., FRN, 0.616%, 1/17/19	850,000	853,502
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17 (z)	830,000	830,964
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	311,403
Volkswagen International Finance N.V., FRN, 0.829%, 11/20/14 (n)	450,000	451,164

		$7,799,036

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - 1.5%
Australia & New Zealand Banking Group, FRN, 0.84%, 10/06/15 (n)	$250,000	$251,538
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	712,407
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	603,072
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	511,305
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	402,224
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	415,104

		$2,895,650
Broadcasting - 0.3%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$203,000	$204,583
WPP Finance, 8%, 9/15/14	375,000	382,759

		$587,342
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 12/10/14	$125,000	$127,070
BlackRock, Inc., 1.375%, 6/01/15	500,000	505,152
Franklin Resources, Inc., 1.375%, 9/15/17	97,000	97,395

		$729,617
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$1,000,000	$1,003,825

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$120,000	$123,966
NBCUniversal Enterprise Co., FRN, 0.763%, 4/15/16 (n)	500,000	502,771

		$626,737
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2/01/15	$425,000	$432,704

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.473%, 5/03/18	$500,000	$500,229

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$97,000	$98,189
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	660,000	681,361
General Electric Co., 0.85%, 10/09/15	200,000	201,159
Pentair Finance S.A., 1.35%, 12/01/15	600,000	605,169
United Technologies Corp., FRN, 0.736%, 6/01/15	240,000	241,117

		$1,826,995
Consumer Products - 1.0%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$290,000	$294,250
Mattel, Inc., 1.7%, 3/15/18	139,000	138,608

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 2%, 6/15/15	$400,000	$405,794
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	238,968
Procter & Gamble Co., 0.75%, 11/04/16	650,000	651,275
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	210,000	212,049

		$1,940,944
Consumer Services - 0.6%
eBay, Inc., 1.35%, 7/15/17	$264,000	$265,225
Experian Finance PLC, 2.375%, 6/15/17 (n)	249,000	254,183
Western Union Co., 2.375%, 12/10/15	200,000	204,501
Western Union Co., FRN, 1.227%, 8/21/15	560,000	563,557

		$1,287,466
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 6/01/14 (n)	$420,000	$420,000

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$141,000	$145,400

Electronics - 1.0%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$414,480
Intel Corp., 1.35%, 12/15/17	581,000	581,845
Tyco Electronics Group S.A., 1.6%, 2/03/15	270,000	272,018
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	156,115
Xilinx, Inc., 2.125%, 3/15/19	480,000	484,747

		$1,909,205
Emerging Market Quasi-Sovereign - 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$401,810
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	425,000	430,756
Korea Development Bank, 1%, 1/22/16	410,000	409,615
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	265,252
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	170,000	175,100
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	319,000	314,444

		$1,996,977
Energy - Independent - 0.7%
Canadian Natural Resources Ltd., FRN, 0.609%, 3/30/16	$480,000	$480,829
Devon Energy Corp., 1.2%, 12/15/16	460,000	462,431
Encana Corp., 5.9%, 12/01/17	360,000	411,736
Petrohawk Energy Corp., 7.25%, 8/15/18	45,000	47,250

		$1,402,246

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 2.3%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$573,507
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	466,138
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	298,144
Chevron Corp., 0.889%, 6/24/16	210,000	211,504
Chevron Corp., 1.104%, 12/05/17	314,000	312,994
Husky Energy, Inc., 5.9%, 6/15/14	400,000	400,667
Petro-Canada Financial Partnership, 5%, 11/15/14	420,000	428,240
Shell International Finance B.V., 1.125%, 8/21/17	600,000	600,514
Shell International Finance B.V., FRN, 0.434%, 11/15/16	630,000	630,629
Total Capital International S.A., 1.5%, 2/17/17	500,000	508,157
Total Capital S.A., 3%, 6/24/15	125,000	128,447

		$4,558,941
Entertainment - 0.6%
Viacom, Inc., 1.25%, 2/27/15	$650,000	$653,559
Walt Disney Co., 0.45%, 12/01/15	490,000	490,888

		$1,144,447
Financial Institutions - 1.4%
General Electric Capital Corp., 2.15%, 1/09/15	$200,000	$202,260
General Electric Capital Corp., FRN, 0.831%, 12/11/15	250,000	251,670
General Electric Capital Corp., FRN, 0.83%, 1/08/16	500,000	503,375
General Electric Capital Corp., FRN, 0.457%, 1/14/16	930,000	930,909
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	348,500
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	200,994
NYSE Euronext, 2%, 10/05/17	412,000	421,687

		$2,859,395
Food & Beverages - 5.1%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$500,000	$514,428
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	301,648
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,941
Campbell Soup Co., FRN, 0.525%, 8/01/14	600,000	600,329
Coca-Cola Co., 1.15%, 4/01/18	270,000	267,820
Coca-Cola Co., FRN, 0.325%, 11/01/16	900,000	900,882
Conagra Foods, Inc., 1.3%, 1/25/16	310,000	312,837
Diageo Capital PLC, 1.5%, 5/11/17	300,000	303,826
General Mills, Inc., 5.2%, 3/17/15	400,000	414,767
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	501,330
Ingredion, Inc., 3.2%, 11/01/15	135,000	139,570
Ingredion, Inc., 1.8%, 9/25/17	167,000	164,575
Kellogg Co., 4.45%, 5/30/16	260,000	278,698
Kraft Foods Group, Inc., 1.625%, 6/04/15	480,000	485,389
Molson Coors Brewing Co., 2%, 5/01/17	500,000	510,133

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
PepsiCo, Inc., 2.5%, 5/10/16	$365,000	$378,396
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	410,000	426,062
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	220,000	221,929
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	351,101
SABMiller Holdings, Inc., FRN, 0.915%, 8/01/18 (n)	930,000	935,381
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	1,012,959
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	352,031
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	426,889
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	53,052

		$9,984,973
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 5/18/15	$350,000	$359,340
CVS Caremark Corp., 1.2%, 12/05/16	270,000	272,147
Walgreen Co., 1%, 3/13/15	650,000	652,872

		$1,284,359
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$459,959

Insurance - 2.2%
Aflac, Inc., 3.45%, 8/15/15	$400,000	$414,467
American International Group, Inc., 5.85%, 1/16/18	299,000	342,145
Lincoln National Corp., 4.3%, 6/15/15	125,000	129,536
MetLife Global Funding I, FRN, 0.607%, 4/10/17 (n)	710,000	711,607
MetLife, Inc., 1.756%, 12/15/17	117,000	118,442
Metropolitan Life Global Funding I, 0.756%, 7/15/16 (n)	530,000	534,041
New York Life Global Funding, 1.3%, 1/12/15 (n)	740,000	744,587
PRICOA Global Funding I, FRN, 0.496%, 8/19/15 (n)	290,000	290,615
Prudential Financial, Inc., FRN, 1.004%, 8/15/18	650,000	650,843
UnumProvident Corp., 6.85%, 11/15/15 (n)	80,000	86,455
Voya Financial, Inc., 2.9%, 2/15/18	235,000	243,884

		$4,266,622
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$94,469
WellPoint, Inc., 5%, 12/15/14	400,000	410,028
Wellpoint, Inc., 1.25%, 9/10/15	30,000	30,258

		$534,755
Insurance - Property & Casualty - 0.9%
ACE Ltd., 2.6%, 11/23/15	$215,000	$221,384
Aon Corp., 3.5%, 9/30/15	375,000	388,904
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	370,000	379,508

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
AXIS Specialty Finance LLC, 2.65%, 4/01/19	$107,000	$108,418
Berkshire Hathaway, Inc., FRN, 0.924%, 8/15/14	460,000	460,678
QBE Insurance Group Ltd., 2.4%, 5/01/18 (n)	299,000	295,501

		$1,854,393
International Market Quasi-Sovereign - 5.1%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$487,000	$493,136
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	650,000	650,247
Caisse d’Amortissement de la Dette Sociale, 3.5%, 7/01/14	800,000	801,990
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	595,243
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	314,340
Electricite de France, 2.15%, 1/22/19 (n)	650,000	655,804
FMS Wertmanagement, 0.625%, 4/18/16	580,000	582,216
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,572
Kommunalbanken A.S., 1%, 6/16/14 (n)	620,000	620,000
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	230,000	230,359
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	152,931
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	239,781
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	187,863
Kommunalbanken A.S., FRN, 0.355%, 10/31/16 (n)	270,000	270,153
Kreditanstalt für Wiederaufbau, FRN, 0.199%, 1/23/15	1,000,000	1,000,095
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	313,560
Municipality Finance PLC, 2.375%, 5/16/16	690,000	715,092
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	793,042
Statoil A.S.A., 2.9%, 10/15/14	125,000	126,208
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	449,558
Statoil A.S.A., 1.8%, 11/23/16	180,000	184,535
Statoil A.S.A., FRN, 0.514%, 5/15/18	290,000	290,144
Statoil A.S.A., FRN, 0.685%, 11/08/18	250,000	251,865

		$10,098,734
International Market Sovereign - 1.5%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,534
Kingdom of Denmark, 0.875%, 3/20/17 (z)	280,000	282,399
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	635,600
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,013,460
Republic of Iceland, 4.875%, 6/16/16 (n)	381,000	399,481

		$2,920,474
Local Authorities - 2.1%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,498,926
Province of British Columbia, 2.85%, 6/15/15	1,000,000	1,027,180
Province of Ontario, 2.3%, 5/10/16	300,000	310,530
Province of Ontario, 1.1%, 10/25/17	900,000	898,524

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
State of Illinois, 4.961%, 3/01/16	$355,000	$378,192

		$4,113,352
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$300,000	$302,338

Major Banks - 9.8%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$370,000	$373,407
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	380,000	408,352
ABN AMRO Bank N.V., FRN, 0.64%, 6/06/16 (z)	750,000	750,000
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,689,424
Bank Of New York Mellon Corp., 2.2%, 5/15/19	1,000,000	1,009,349
Bank of Nova Scotia, FRN, 0.631%, 3/15/16	800,000	802,707
Bank of Nova Scotia, FRN, 0.746%, 7/15/16	230,000	231,317
BNP Paribas, 2.7%, 8/20/18	580,000	594,481
BNP Paribas, FRN, 0.82%, 12/12/16	500,000	501,877
BNP Paribas, FRN, 0.712%, 3/17/17	10,000	9,986
Canadian Imperial Bank of Commerce, FRN, 0.748%, 7/18/16	460,000	462,742
Commonwealth Bank of Australia, 3.75%, 10/15/14 (n)	125,000	126,623
Commonwealth Bank of Australia, FRN, 0.735%, 9/20/16 (n)	550,000	552,638
Commonwealth Bank of Australia, FRN, 0.593%, 3/13/17 (z)	240,000	240,330
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	434,838
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	653,555
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	439,133
HSBC Bank PLC, FRN, 0.864%, 5/15/18 (n)	674,000	679,041
HSBC USA, Inc., 1.625%, 1/16/18	100,000	100,412
Huntington National Bank, FRN, 0.654%, 4/24/17	1,110,000	1,110,806
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	247,494
ING Bank N.V., FRN, 1.184%, 3/07/16 (n)	310,000	312,981
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)	350,000	350,074
KeyCorp, 3.75%, 8/13/15	100,000	103,603
National Australia Bank Ltd., 2%, 3/09/15	420,000	425,440
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)	550,000	552,928
Nordea Bank AB, FRN, 0.59%, 4/04/17 (n)	220,000	220,310
PNC Bank N.A., 1.3%, 10/03/16	330,000	333,460
PNC Bank N.A., 1.15%, 11/01/16	630,000	634,370
PNC Bank N.A., FRN, 0.538%, 1/28/16	250,000	250,233
PNC Funding Corp., 3.625%, 2/08/15	125,000	127,762
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	541,329
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	127,408
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	101,739
Standard Chartered PLC, 3.85%, 4/27/15 (n)	100,000	102,801
State Street Bank & Trust Co., FRN, 0.435%, 12/08/15	406,000	405,698
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	420,000	424,093

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 3.75%, 10/01/14	$550,000	$556,390
Wells Fargo & Co., 1.25%, 2/13/15	250,000	251,646
Wells Fargo & Co., FRN, 0.758%, 7/20/16	420,000	422,426
Westpac Banking Corp., 0.95%, 1/12/16	410,000	412,893
Westpac Banking Corp., 2%, 8/14/17	610,000	624,517
Westpac Banking Corp., FRN, 0.557%, 5/19/17	700,000	700,620

		$19,401,233
Medical & Health Technology & Services - 1.7%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$215,099
Becton, Dickinson & Co., 1.75%, 11/08/16	150,000	153,499
CareFusion Corp., 1.45%, 5/15/17	240,000	240,085
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	246,413
Covidien International Finance S.A., 6%, 10/15/17	231,000	265,482
Covidien International Finance S.A., 1.35%, 5/29/15	250,000	252,137
Express Scripts Holding Co., 2.1%, 2/12/15	385,000	389,227
McKesson Corp., 0.95%, 12/04/15	360,000	361,836
McKesson Corp., 3.25%, 3/01/16	375,000	391,069
McKesson Corp., FRN, 0.635%, 9/10/15	340,000	340,387
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	452,619

		$3,307,853
Metals & Mining - 1.4%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$202,179
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	168,126
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	449,826
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	273,791
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	870,000	875,517
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	560,000	579,286
Rio Tinto Finance (USA) Ltd., FRN, 1.073%, 6/17/16	150,000	151,489

		$2,700,214
Mortgage-Backed - 3.0%
Fannie Mae, 5.05%, 1/01/16	$744,259	$778,535
Fannie Mae, 0.595%, 8/25/15	861,383	863,175
Fannie Mae, 5.133%, 2/01/16	160,132	168,596
Fannie Mae, 1.114%, 2/25/17	409,562	409,656
Fannie Mae, 4%, 12/01/25	806,712	862,028
Fannie Mae, TBA, 3%, 6/01/29	960,000	996,525
Freddie Mac, 1.655%, 11/25/16	197,790	201,407
Freddie Mac, 1.426%, 8/25/17	147,000	148,567
Freddie Mac, 3.5%, 8/01/26 (f)	467,640	494,249
Freddie Mac, 2.5%, 7/01/28	1,052,220	1,070,528

		$5,993,266

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$793,203

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$550,000	$555,157

Natural Gas - Pipeline - 1.3%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$236,000	$239,499
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	416,876
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	476,536
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	420,000	428,516
ONEOK Partners LP, 3.2%, 9/15/18	270,000	283,141
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	660,000	665,462

		$2,510,030
Network & Telecom - 2.7%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$622,410
AT&T, Inc., FRN, 0.608%, 2/12/16	70,000	70,109
AT&T, Inc., FRN, 1.137%, 11/27/18	780,000	794,438
BellSouth Corp., 5.2%, 9/15/14	520,000	526,960
British Telecommunications PLC, 2.35%, 2/14/19	580,000	585,475
France Telecom, 2.125%, 9/16/15	125,000	127,129
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	731,557
Verizon Communications, Inc., FRN, 1.761%, 9/15/16	780,000	801,736
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	1,030,000	1,042,716

		$5,302,530
Oil Services - 0.3%
Transocean, Inc., 5.05%, 12/15/16	$370,000	$403,286
Transocean, Inc., 2.5%, 10/15/17	155,000	158,536

		$561,822
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$180,000	$182,111

Other Banks & Diversified Financials - 6.6%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$249,169
American Express Centurion Bank, FRN, 0.674%, 11/13/15	250,000	251,009
American Express Credit Corp., 2.8%, 9/19/16	450,000	470,204
Banco Santander Chile, FRN, 1.126%, 4/11/17 (z)	600,000	600,001
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.677%, 2/26/16 (n)	400,000	400,735
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.841%, 9/09/16 (n)	700,000	703,935
Banque Federative du Credit Mutuel, FRN, 1.078%, 1/20/17 (n)	550,000	553,293

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BB&T Corp., 1.45%, 1/12/18	$288,000	$287,321
Capital One Financial Corp., 2.45%, 4/24/19	240,000	242,422
Capital One Financial Corp., 2.15%, 3/23/15	270,000	273,693
Capital One Financial Corp., FRN, 1.376%, 7/15/14	450,000	450,549
Capital One Financial Corp., FRN, 0.863%, 11/06/15	320,000	321,404
Danske Bank A.S., 3.75%, 4/01/15 (n)	100,000	102,587
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,042,432
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	201,080
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	507,768
Groupe BPCE S.A., FRN, 1.479%, 4/25/16	860,000	873,096
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	380,638
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	243,452
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	203,876
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	675,000	690,968
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	635,168
National Bank of Canada, 1.5%, 6/26/15	270,000	273,395
Santander Holdings USA, Inc., 3.45%, 8/27/18	260,000	274,378
Santander UK PLC, 3.875%, 11/10/14 (n)	100,000	101,475
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	270,542
SunTrust Banks, Inc., 3.5%, 1/20/17	303,000	321,152
Svenska Handelsbanken AB, 4.875%, 6/10/14 (n)	100,000	100,071
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	302,957
Svenska Handelsbanken AB, FRN, 0.684%, 3/21/16	680,000	683,303
Svenska Handelsbanken AB, FRN, 0.704%, 9/23/16	250,000	251,319
Swedbank AB, 2.125%, 9/29/17 (n)	311,000	317,089
Union Bank, FRN, 1.185%, 6/06/14	500,000	500,026

		$13,080,507
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 12/09/14	$320,000	$323,605

Pharmaceuticals - 2.0%
AbbVie, Inc., FRN, 0.983%, 11/06/15	$550,000	$554,794
Amgen, Inc., 2.3%, 6/15/16	450,000	463,494
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	610,190
Celgene Corp., 2.45%, 10/15/15	425,000	434,386
Mylan, Inc., 1.8%, 6/24/16	430,000	436,469
Mylan, Inc., 1.35%, 11/29/16	105,000	105,544
Sanofi, 1.2%, 9/30/14	200,000	200,599
Sanofi, 1.25%, 4/10/18	800,000	790,844
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	262,915

		$3,859,235

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.5%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$528,083
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	410,455

		$938,538
Real Estate - 0.8%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$549,972
Health Care REIT, Inc., 2.25%, 3/15/18	150,000	152,414
Mack-Cali Realty LP, 2.5%, 12/15/17	200,000	202,864
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	222,000	241,778
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	167,000	166,424
Ventas Realty LP, 1.55%, 9/26/16	250,000	253,144

		$1,566,596
Retailers - 0.3%
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	$400,000	$417,402
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	233,992

		$651,394
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$106,921
Airgas, Inc., 2.95%, 6/15/16	400,000	414,916
Ecolab, Inc., 2.375%, 12/08/14	200,000	202,099
Ecolab, Inc., 1%, 8/09/15	350,000	351,858

		$1,075,794
Supermarkets - 0.2%
Tesco PLC, 2%, 12/05/14 (n)	$280,000	$282,112
Woolworths Ltd., 2.55%, 9/22/15 (n)	125,000	127,924

		$410,036
Supranational - 0.9%
Council of Europe, 4.5%, 6/30/14	$800,000	$802,528
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,002,217

		$1,804,745
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$206,000
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	497,921

		$703,921
Tobacco - 0.7%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$470,000	$473,905
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	206,000	208,067

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Lorillard Tobacco Co., 3.5%, 8/04/16	$190,000	$199,617
Reynolds American, Inc., 1.05%, 10/30/15	420,000	420,420

		$1,302,009
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$201,703
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	208,638

		$410,341
U.S. Government Agencies and Equivalents - 1.5%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$768,363
Government of Ukraine, 1.844%, 5/16/19	200,000	200,894
National Credit Union Administration, 1.4%, 6/12/15	820,000	830,045
Private Export Funding Corp., 1.875%, 7/15/18	610,000	618,296
Small Business Administration, 2.25%, 7/01/21	601,986	618,999

		$3,036,597
U.S. Treasury Obligations - 3.2%
U.S. Treasury Notes, 3.25%, 7/31/16 (f)	$4,000,000	$4,242,812
U.S. Treasury Notes, 3%, 8/31/16	2,000,000	2,113,282

		$6,356,094
Utilities - Electric Power - 2.9%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$221,375
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	471,212
Duke Energy Corp., 1.625%, 8/15/17	110,000	111,192
Duke Energy Corp., FRN, 0.61%, 4/03/17	660,000	662,041
Duke Energy Indiana, Inc., FRN, 0.578%, 7/11/16	200,000	201,098
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	468,310
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	475,000	478,956
NextEra Energy Capital Co., 1.2%, 6/01/15	70,000	70,531
NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/14	618,000	618,000
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	282,423
PG&E Corp., 2.4%, 3/01/19	364,000	368,778
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	462,360
PSEG Power LLC, 2.75%, 9/15/16	190,000	197,749
Southern Co., 2.375%, 9/15/15	550,000	563,017
Southern Co., 2.45%, 9/01/18	50,000	51,368
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	406,298

		$5,634,708
Total Bonds (Identified Cost, $177,031,596)		$178,574,765

23

Portfolio of Investments – continued

Call Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
NZD Currency - August 2014 @ $1.23 (Premiums Paid, $36,886)	NZD	8,430,863	$21,071

Issuer	Shares/Par
Money Market Funds - 9.6%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)		19,003,281	$19,003,281
Total Investments (Identified Cost, $196,071,763)			$197,599,117

Other Assets, Less Liabilities - (0.1)%			(238,340)
Net Assets - 100.0%			$197,360,777

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,201,062 representing 28.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN AMRO Bank N.V., FRN, 0.64%, 6/06/16	5/30/14	$750,000	$750,000
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22	4/01/14	539,987	540,503
Banco Santander Chile, FRN, 1.126%, 4/11/17	4/08/14	600,000	600,001
Commonwealth Bank of Australia, FRN, 0.593%, 3/13/17	3/05/14	240,000	240,330
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19	2/11/14	749,969	750,280
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25	5/06/14	226,944	229,830
Kingdom of Denmark, 0.875%, 3/20/17	3/11/14	279,791	282,399
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17	4/15/14	329,971	330,045
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45	3/13/14	410,000	410,082
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	170,000	175,100
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17	5/15/14	830,000	830,964
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23	5/13/14	339,978	339,978
Total Restricted Securities			$5,479,512
% of Net assets			2.8%

24

Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/14

Forward Foreign Currency Exchange Contracts at 5/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CHF	JPMorgan Chase Bank N.A.	3,235,873	8/12/14	$3,689,552	$3,616,201	$73,351
SELL	GBP	JPMorgan Chase Bank N.A.	730,175	8/12/14	1,230,796	1,223,243	7,553
BUY	JPY	JPMorgan Chase Bank N.A.	338,488,355	8/12/14	3,316,513	3,326,552	10,039
SELL	NZD	JPMorgan Chase Bank N.A.	917,915	8/12/14	790,256	774,569	15,687
SELL	SEK	JPMorgan Chase Bank N.A.	8,522,209	8/12/14	1,298,378	1,272,087	26,291

							$132,921

25

Portfolio of Investments – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	1,986,481	8/12/14	$1,829,827	$1,839,471	$(9,644)
SELL	CAD	JPMorgan Chase Bank N.A.	1,937,747	8/12/14	1,764,691	1,783,961	(19,270)
BUY	EUR	Goldman Sachs International	1,484,189	8/12/14	2,058,906	2,023,138	(35,768)
BUY	GBP	Goldman Sachs International	817,664	8/12/14	1,378,209	1,369,810	(8,399)
BUY	NOK	Goldman Sachs International	9,969,508	8/12/14	1,667,051	1,662,913	(4,138)
BUY	NOK	JPMorgan Chase Bank N.A.	19,776,955	8/12/14	3,308,423	3,298,794	(9,629)
BUY	SEK	Goldman Sachs International	9,589,884	8/12/14	1,461,403	1,431,456	(29,947)

							$(116,795)

Futures Contracts Outstanding at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	28	$1,719,477	June - 2014	$31,595
FTSE JSE Top 40 Index (Long)	ZAR	11	466,512	June - 2014	8,146
FTSE MIB Index (Long)	EUR	39	5,748,765	June - 2014	349,875
Hang Seng China ENT Index (Long)	HKD	21	1,366,521	June - 2014	27,028
Hang Seng Index (Long)	HKD	18	2,655,105	June - 2014	4,980
IBEX Index (Long)	EUR	25	3,669,463	June - 2014	91,570
KOSPI Index (Short)	KRW	8	1,021,374	June - 2014	315
Mex Bolsa Index (Long)	MXN	53	1,709,241	June - 2014	70,356
MSCI Singapore Index (Long)	SGD	36	2,154,744	June - 2014	10,762
NIKKEI 225 Index (Short)	JPY	22	3,181,718	June - 2014	76,636
Russell 2000 Index (Short)	USD	44	4,986,080	June - 2014	14,011
S&P TSX 60 Index (Long)	CAD	10	1,541,086	June - 2014	6,148

					$691,422

26

Portfolio of Investments – continued

Futures Contracts Outstanding at 5/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	30	$3,337,536	June - 2014	$118,816
Canadian Treasury Bond 10 yr (Long)	CAD	22	2,756,138	September - 2014	20,411
GB Government Bond 10 yr (Long)	GBP	30	5,569,677	September - 2014	45,634

					$184,861

					$876,283

Liability Derivatives
Equity Futures
Amsterdam Index (Short)	EUR	15	$1,666,042	June - 2014	$(26,995)
Australian SPI 200 Index (Short)	AUD	48	6,141,099	June - 2014	(137,617)
Bovespa Index (Long)	BRL	68	1,563,548	June - 2014	(28,260)
DAX Index (Short)	EUR	6	2,032,252	June - 2014	(71,329)
FTSE 100 Index (Short)	GBP	4	457,435	June - 2014	(15,171)
ISE 30 Index (Short)	TRY	1	4,681	June - 2014	(444)
MSCI Taiwan Index (Long)	USD	139	4,494,089	June - 2014	(8,923)
NIFTY Index (Long)	USD	102	1,474,104	June - 2014	(41,765)
OMX Index (Short)	SEK	41	858,660	June - 2014	(27,509)
S&P 500 E-Mini Index (Short)	USD	32	3,074,400	June - 2014	(78,932)

					$(436,945)

Interest Rate Futures
Euro Bund (Short)	EUR	66	$13,208,187	June - 2014	$(346,182)
Japanese Government Bond 10 yr (Short)	JPY	13	18,580,550	June - 2014	(94,199)
U.S. Treasury Note 10 yr (Long)	USD	124	15,563,938	September - 2014	(25,404)

					$(465,785)

					$(902,730)

At May 31, 2014, the fund had cash collateral of $466,384 and other liquid securities with an aggregate value of $3,360,439 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

27

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $177,068,482)	$178,595,836
Underlying affiliated funds, at cost and value	19,003,281
Total investments, at value (identified cost, $196,071,763)	$197,599,117
Restricted cash	466,384
Receivables for
Forward foreign currency exchange contracts	132,921
Daily variation margin on open futures contracts	56,342
Investments sold	702,828
Fund shares sold	366,450
Interest	754,780
Receivable from investment adviser	47,308
Other assets	834
Total assets	$200,126,964
Liabilities
Payable to custodian	$60,745
Payables for
Distributions	10
Forward foreign currency exchange contracts	116,795
Daily variation margin on open futures contracts	26,446
Investments purchased	1,166,150
TBA purchase commitments	986,850
Fund shares reacquired	131,970
Payable to affiliates
Shareholder servicing costs	160,617
Distribution and service fees	385
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	116,209
Total liabilities	$2,766,187
Net assets	$197,360,777
Net assets consist of
Paid-in capital	$200,742,427
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,461,994
Accumulated net realized gain (loss) on investments and foreign currency	(4,801,761)
Accumulated distributions in excess of net investment income	(41,883)
Net assets	$197,360,777
Shares of beneficial interest outstanding	20,359,371

28

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,845,868	396,810	$9.69
Class B	722,863	74,810	9.66
Class C	3,048,032	315,513	9.66
Class I	1,409,637	145,286	9.70
Class R1	111,999	11,580	9.67
Class R2	99,614	10,280	9.69
Class R3	100,409	10,361	9.69
Class R4	101,209	10,443	9.69
Class R5	187,921,146	19,384,288	9.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.17 [100 / 95.25 x $9.69]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

29

Financial Statements

STATEMENT OF OPERATIONS

Year ended 5/31/14

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,417,738
Dividends from underlying affiliated funds	15,784
Total investment income	$2,433,522
Expenses
Management fee	$1,159,606
Distribution and service fees	54,889
Shareholder servicing costs	526,007
Administrative services fee	32,581
Independent Trustees’ compensation	4,617
Custodian fee	55,211
Shareholder communications	15,611
Audit and tax fees	84,366
Legal fees	2,158
Registration fees	111,462
Miscellaneous	33,958
Total expenses	$2,080,466
Fees paid indirectly	(65)
Reduction of expenses by investment adviser and distributor	(544,189)
Net expenses	$1,536,212
Net investment income	$897,310
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(25,993)
Futures contracts	1,042,291
Foreign currency	(277,651)
Net realized gain (loss) on investments and foreign currency	$738,647
Change in unrealized appreciation (depreciation)
Investments	$206,612
Futures contracts	(434,380)
Translation of assets and liabilities in foreign currencies	(242,776)
Net unrealized gain (loss) on investments and foreign currency translation	$(470,544)
Net realized and unrealized gain (loss) on investments and foreign currency	$268,103
Change in net assets from operations	$1,165,413

See Notes to Financial Statements

30

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 5/31
	2014	2013
Change in net assets
From operations
Net investment income	$897,310	$818,123
Net realized gain (loss) on investments and foreign currency	738,647	287,738
Net unrealized gain (loss) on investments and foreign currency translation	(470,544)	2,261,552
Change in net assets from operations	$1,165,413	$3,367,413
Distributions declared to shareholders
From net investment income	$(1,670,983)	$(1,856,658)
Change in net assets from fund share transactions	$40,316,278	$42,792,362
Total change in net assets	$39,810,708	$44,303,117
Net assets
At beginning of period	157,550,069	113,246,952
At end of period (including accumulated distributions in excess of net investment income of $41,883 and $129,694, respectively)	$197,360,777	$157,550,069

See Notes to Financial Statements

31

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 5/31
	2014	2013	2012		2011 (c)
Net asset value, beginning of period	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.04	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$0.02	$0.25	$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.14)		$(0.02)
From net realized gain on investments	—	—	(0.00	)(w)	—
From tax return of capital	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.06)	$(0.11)	$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	0.24	2.66	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	1.51	1.35		2.63	(a)
Expenses after expense reductions (f)	1.14	1.15	1.15		1.15	(a)
Net investment income	0.23	0.40	0.43		0.42	(a)
Portfolio turnover	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$3,846	$3,348	$3,197		$614

See Notes to Financial Statements

32

Financial Highlights – continued

Class B	Years ended 5/31
	2014		2013	2012		2011 (c)
Net asset value, beginning of period	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.21	(0.38)		0.10
Total from investment operations	$(0.06)		$0.18	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.01)		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.66		$9.72	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(0.58)		1.85	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20		2.26	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90		1.90	1.90		1.90	(a)
Net investment income (loss)	(0.53)		(0.34)	(0.30)		(0.55	)(a)
Portfolio turnover	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$723		$668	$765		$153

See Notes to Financial Statements

33

Financial Highlights – continued

Class C	Years ended 5/31
	2014	2013	2012		2011 (c)
Net asset value, beginning of period	$9.72	$9.58	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.00 (w)	0.22	(0.38)		0.10
Total from investment operations	$(0.05)	$0.19	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.08)		$(0.01)
From net realized gain on investments	—	—	(0.00	)(w)	—
From tax return of capital	—	—	(0.01)		—
Total distributions declared to shareholders	$(0.01)	$(0.05)	$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.66	$9.72	$9.58		$10.08
Total return (%) (r)(s)(t)(x)	(0.56)	1.97	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	2.26	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	1.90	1.90		1.90	(a)
Net investment income (loss)	(0.53)	(0.34)	(0.31)		(0.40	)(a)
Portfolio turnover	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$3,048	$1,999	$1,231		$238
See Notes to Financial Statements

34

Financial Highlights – continued

Class I	Years ended 5/31
	2014	2013	2012		2011 (c)
Net asset value, beginning of period	$9.74	$9.60	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05	$0.08	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.00 (w)	0.19	(0.37)		0.10
Total from investment operations	$0.05	$0.27	$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.16)		$(0.02)
From net realized gain on investments	—	—	(0.00	)(w)	—
From tax return of capital	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.09)	$(0.13)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.70	$9.74	$9.60		$10.09
Total return (%) (r)(s)(x)	0.48	2.86	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.23	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	0.90	0.90		0.90	(a)
Net investment income	0.51	0.83	0.65		0.37	(a)
Portfolio turnover	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$1,410	$2,244	$107,665		$39,829

See Notes to Financial Statements

35

Financial Highlights – continued

Class R1	Years ended 5/31
	2014		2013	2012		2011 (c)
Net asset value, beginning of period	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.21	(0.38)		0.09
Total from investment operations	$(0.05)		$0.18	$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.00	)(w)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.01)		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.67		$9.72	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.48)		1.84	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21		2.26	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90		1.90	1.90		1.90	(a)
Net investment income (loss)	(0.53)		(0.35)	(0.35)		(0.61	)(a)
Portfolio turnover	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$112		$99	$97		$101

See Notes to Financial Statements

36

Financial Highlights – continued

Class R2	Years ended 5/31
	2014		2013	2012		2011 (c)
Net asset value, beginning of period	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.02	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.21	(0.37)		0.09
Total from investment operations	$(0.00	)(w)	$0.23	$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.11)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.09)	$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.69		$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.02)		2.41	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70		1.76	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40		1.40	1.40		1.40	(a)
Net investment income (loss)	(0.03)		0.16	0.14		(0.12	)(a)
Portfolio turnover	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$100		$100	$97		$101

See Notes to Financial Statements

37

Financial Highlights – continued

Class R3	Years ended 5/31
	2014	2013	2012		2011 (c)
Net asset value, beginning of period	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02	$0.04	$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$0.02	$0.25	$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.14)		$(0.01)
From net realized gain on investments	—	—	(0.00	)(w)	—
From tax return of capital	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.06)	$(0.11)	$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	0.23	2.65	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	1.51	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	1.15	1.15		1.15	(a)
Net investment income	0.22	0.41	0.39		0.14	(a)
Portfolio turnover	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$100	$100	$98		$101

See Notes to Financial Statements

38

Financial Highlights – continued

Class R4	Years ended 5/31
	2014	2013	2012		2011 (c)
Net asset value, beginning of period	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05	$0.06	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.00 (w)	0.22	(0.37)		0.09
Total from investment operations	$0.05	$0.28	$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.14)	$(0.16)		$(0.02)
From net realized gain on investments	—	—	(0.00	)(w)	—
From tax return of capital	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.09)	$(0.14)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	0.48	2.91	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.26	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	0.90	0.90		0.90	(a)
Net investment income	0.47	0.66	0.64		0.39	(a)
Portfolio turnover	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$101	$101	$98		$101

See Notes to Financial Statements

39

Financial Highlights – continued

Class R5	Year ended 5/31/14		Period ended 5/31/13 (i)
Net asset value, beginning of period	$9.73		$9.68
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.10	(g)
Total from investment operations	$0.05		$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)
Net asset value, end of period (x)	$9.69		$9.73
Total return (%) (r)(s)(x)	0.56		1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13		1.23	(a)
Expenses after expense reductions (f)	0.83		0.89	(a)
Net investment income	0.54		0.56	(a)
Portfolio turnover	28		29
Net assets at end of period (000 omitted)	$187,921		$148,892

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

40

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific

41

Notes to Financial Statements – continued

master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

42

Notes to Financial Statements – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,392,691	$—	$9,392,691
Non-U.S. Sovereign Debt	—	16,820,927	—	16,820,927
Municipal Bonds	—	793,203	—	793,203
U.S. Corporate Bonds	—	63,305,305	—	63,305,305
Residential Mortgage-Backed Securities	—	5,993,264	—	5,993,264
Commercial Mortgage-Backed Securities	—	1,653,052	—	1,653,052
Asset-Backed Securities (including CDOs)	—	24,573,059	—	24,573,059
Foreign Bonds	—	56,043,264	—	56,043,264
Purchased Currency Options	—	21,071	—	21,071
Mutual Funds	19,003,281	—	—	19,003,281
Total Investments	$19,003,281	$178,595,836	$—	$197,599,117

Other Financial Instruments
Futures Contracts	$816	$(27,263)	$—	$(26,447)
Forward Foreign Currency Exchange Contracts	—	16,126	—	16,126

43

Notes to Financial Statements – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$184,861	$(465,785)
Foreign Exchange	Forward Foreign Currency Exchange	132,921	(116,795)
Foreign Exchange	Purchased Currency Options	21,071	—
Equity	Equity Futures	691,422	(436,945)
Total		$1,030,275	$(1,019,525)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

44

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(17,032)	$—
Foreign Exchange	—	(257,085)
Equity	1,059,323	—
Total	$1,042,291	$(257,085)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(355,065)	$—	$—
Foreign Exchange	—	(273,672)	(15,815)
Equity	(79,315)	—	—
Total	$(434,380)	$(273,672)	$(15,815)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one

45

Notes to Financial Statements – continued

party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of May 31, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$56,342	$(26,446)
Forward Foreign Currency Exchange Contracts	132,921	(116,795)
Purchased Options	21,071	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$210,334	$(143,241)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	56,342	(26,446)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$153,992	$(116,795)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at May 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
JP Morgan Chase Bank N.A.	$153,992	(38,543)	(59,750)	—	$55,699

46

Notes to Financial Statements – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at May 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(78,252)	—	—	—	$(78,252)
JP Morgan Chase Bank N.A.	(38,543)	38,543	—	—	—
Total	$(116,795)	38,543	—	—	$(78,252)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage

47

Notes to Financial Statements – continued

of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds

48

Notes to Financial Statements – continued

of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not

49

Notes to Financial Statements – continued

perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

50

Notes to Financial Statements – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	5/31/14	5/31/13
Ordinary income (including any short-term capital gains)	$1,670,983	$1,856,658

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$197,231,889
Gross appreciation	1,405,089
Gross depreciation	(1,037,861)
Net unrealized appreciation (depreciation)	$367,228
Undistributed ordinary income	71,139
Capital loss carryforwards	(2,806,270)
Post-October capital loss deferral	(1,270,052)
Other temporary differences	256,305

As of May 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(866,963)
Long-Term	(1,939,307)
Total	$(2,806,270)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

51

Notes to Financial Statements – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 5/31/14	Year ended 5/31/13 (i)
Class A	$26,242	$41,989
Class B	251	3,904
Class C	2,087	5,481
Class I	18,925	606,419
Class R1	31	472
Class R2	391	924
Class R3	644	1,163
Class R4	898	1,416
Class R5	1,621,514	1,194,890
Total	$1,670,983	$1,856,658

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended May 31, 2014, this management fee reduction amounted to $4,186, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Prior to October 1, 2013, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.89%

This written agreement expired September 30, 2013. For the period June 1, 2013 through September 30, 2013, this reduction amounted to $126,826 and is included in

52

Notes to Financial Statements – continued

the reduction of total expenses in the Statement of Operations. Effective October 1, 2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2015. For the period October 1, 2013 through May 31, 2014, this reduction amounted to $412,577 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,542 for the year ended May 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$10,107
Class B	0.75%	0.25%	1.00%	1.00%	7,408
Class C	0.75%	0.25%	1.00%	1.00%	35,557
Class R1	0.75%	0.25%	1.00%	1.00%	1,072
Class R2	0.25%	0.25%	0.50%	0.50%	496
Class R3	—	0.25%	0.25%	0.25%	249
Total Distribution and Service Fees					$54,889

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2014, this rebate amounted to $274 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased

53

Notes to Financial Statements – continued

on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2014, were as follows:

Amount
Class A	$—
Class B	1,139
Class C	533

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended May 31, 2014, the fee was $2,915, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended May 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,220.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2014, these costs for the fund amounted to $512,872 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended May 31, 2014 was equivalent to an annual effective rate 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the

54

Notes to Financial Statements – continued

funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $974 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $326, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2012, MFS purchased 10,331 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 10,423 shares of Class R5 for an aggregate amount of $100,582.

At May 31, 2014, MFS held approximately 88%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

For the year ended May 31, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$12,256,538	$6,448,762
Investments (non-U.S. Government securities)	$64,431,962	$38,494,738

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 5/31/14		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	361,708	$3,490,906	294,326	$2,868,518
Class B	31,112	299,652	29,104	283,379
Class C	317,345	3,063,091	176,086	1,714,578
Class I	160,705	1,557,036	1,671,628	16,204,550
Class R1	1,445	13,965	—	—
Class R5	4,149,302	40,073,392	15,295,309	148,713,407
	5,021,617	$48,498,042	17,466,453	$169,784,432

55

Notes to Financial Statements – continued

	Year ended 5/31/14		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,673	$25,803	4,205	$40,848
Class B	24	228	391	3,797
Class C	212	2,040	563	5,457
Class I	1,959	18,925	62,764	606,419
Class R1	3	31	48	472
Class R2	40	391	95	924
Class R3	66	644	120	1,163
Class R4	93	898	146	1,416
Class R5	167,886	1,621,514	122,537	1,194,890
	172,956	$1,670,474	190,869	$1,855,386

Shares reacquired
Class A	(311,645)	$(3,008,609)	(287,772)	$(2,806,272)
Class B	(25,073)	(241,525)	(40,521)	(394,143)
Class C	(207,788)	(2,002,123)	(99,335)	(964,345)
Class I	(247,827)	(2,394,867)	(12,719,720)	(123,491,872)
Class R1	(2)	(19)	—	—
Class R5	(228,408)	(2,205,095)	(122,338)	(1,190,824)
	(1,020,743)	$(9,852,238)	(13,269,686)	$(128,847,456)

Net change
Class A	52,736	$508,100	10,759	$103,094
Class B	6,063	58,355	(11,026)	(106,967)
Class C	109,769	1,063,008	77,314	755,690
Class I	(85,163)	(818,906)	(10,985,328)	(106,680,903)
Class R1	1,446	13,977	48	472
Class R2	40	391	95	924
Class R3	66	644	120	1,163
Class R4	93	898	146	1,416
Class R5	4,088,780	39,489,811	15,295,508	148,717,473
	4,173,830	$40,316,278	4,387,636	$42,792,362

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirment Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2010 Fund were the owners of record of

56

Notes to Financial Statements – continued

approximately 31%, 29%, 25%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended May 31, 2014, the fund’s commitment fee and interest expense were $748 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,810,342	64,798,102	(55,605,163)	19,003,281

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,784	$19,003,281

57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and the Shareholders of

MFS Absolute Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Absolute Return Fund (one of the series of MFS Series Trust X) (the “Fund”) as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Absolute Return Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2014

58

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman
Steven E. Buller (age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

59

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Robert E. Butler (age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 59)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director
John P. Kavanaugh (age 59)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 58)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 73)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A
Christopher R. Bohane (k) (age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

60

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

61

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (l) (age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

62

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers
James Calmas Benjamin Nastou Natalie Shapiro

63

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015.

64

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

65

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

66

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Mses. Maryanne L. Roepke and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Mses. Roepke and Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended May 31, 2014 and 2013, audit fees billed to the Funds by Deloitte and E&Y were as follows:

	Audit Fees
	2014	2013
Fees billed by Deloitte:
MFS International Diversification Fund	28,528	28,199
MFS Absolute Return Fund	69,198	68,387

Total	97,726	96,586

	Audit Fees
	2014	2013
Fees billed by E&Y:
MFS Aggressive Growth Allocation Fund	27,359	27,045
MFS Conservative Allocation Fund	27,359	27,045
MFS Emerging Markets Equity Fund	50,121	49,536
MFS Growth Allocation Fund	27,359	27,045
MFS International Growth Fund	50,228	49,642
MFS International Value Fund	50,228	49,642
MFS Moderate Allocation Fund	27,359	27,045
MFS Global Bond Fund	51,645	51,043

Total	311,658	308,043

For the fiscal years ended May 31, 2014 and 2013, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2014	2013	2014	2013	2014	2013
Fees billed by Deloitte:
To MFS International Diversification Fund	0	0	7,052	6,968	1,458	1,165
To MFS Absolute Return Fund	0	0	11,262	11,128	1,021	1,007
Total fees billed by Deloitte To above Funds:	0	0	18,314	18,096	2,479	2,172

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2014	2013	2014	2013	2014	2013
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS International Diversification Fund*	1,884,716	1,276,472	0	0	0	0
To MFS and MFS Related Entities of MFS Absolute Return Fund*	1,884,716	1,276,472	0	0	0	0

	Aggregate fees for non-audit services
	2014	2013
Fees billed by Deloitte:
To MFS International Diversification Fund, MFS and MFS Related Entities#	1,896,684	1,402,625
To MFS Absolute Return Fund, MFS and MFS Related Entities#	1,900,457	1,406,627

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2014	2013	2014	2013	2014	2013
Fees billed by E&Y:
To MFS Aggressive Growth Allocation Fund	0	0	5,010	4,950	0	0
To MFS Conservative Allocation Fund	0	0	5,010	4,950	0	0
To MFS Emerging Markets Equity Fund	0	0	9,871	9,625	0	0
To MFS Growth Allocation Fund	0	0	5,010	4,950	0	0
To MFS International Growth Fund	0	0	9,871	9,625	0	0
To MFS International Value Fund	0	0	9,871	9,625	0	0
To MFS Moderate Allocation Fund	0	0	5,010	4,950	0	0
To MFS Global Bond Fund	0	0	9,998	9,704	0	0
Total fees billed by E&Y To above Funds:	0	0	59,651	58,379	0	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2014	2013	2014	2013	2014	2013
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Aggressive Growth Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Conservative Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Emerging Markets Equity Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Growth Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS International Growth Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS International Value Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Moderate Allocation Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Global Bond Fund*	0	0	0	0	0	0

	Aggregate fees for non-audit services
	2014	2013
Fees billed by E&Y:
To MFS Aggressive Growth Allocation Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Conservative Allocation Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Emerging Markets Equity Fund, MFS and MFS Related Entities#	54,871	57,625
To MFS Growth Allocation Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS International Growth Fund, MFS and MFS Related Entities#	54,871	57,625
To MFS International Value Fund, MFS and MFS Related Entities#	54,871	57,625
To MFS Moderate Allocation Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Global Bond Fund, MFS and MFS Related Entities#	54,998	57,704

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[4]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.